UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Central Cash Fund

Ticker: TGCXX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Central Cash Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Central Cash Fund	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,596,065,367
  # of Portfolio Holdings22

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	41.9%
Repurchase Agreement	30.9%
U.S. Government Agency Obligations	26.9%
Money Market Investments	0.2%
Other Assets in Excess of Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

JP Morgan Securities, 4.37%, due 05/01/25	11.6%
Barclays Capital, Inc., 4.37%, due 05/01/25	11.6%
U.S. Treasury Bills, 4.29%, due 07/08/25	11.5%
U.S. Treasury Bills, 4.26%, due 05/27/25	8.8%
Bank of America NA, 4.35%, due 05/01/25	7.7%
U.S. Treasury Bills, 4.28%, due 06/17/25	6.9%
Federal Home Loan Banks, 4.36%, due 12/17/25	3.9%
Federal Home Loan Banks, 4.38%, due 05/16/25	3.9%
Federal Home Loan Banks, 4.38%, due 05/06/25	3.9%
Federal Home Loan Banks, 4.36%, due 12/08/25	3.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Central Cash Fund

Semi-Annual Shareholder Report — April 30, 2025

Ticker: TGCXX

TSR TGCXX-0425

TCW Concentrated Large Cap Growth Fund

Class I: TGCEX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$639,395,769
  # of Portfolio Holdings30
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	47.7%
Communication Services	12.0%
Financials	11.1%
Health Care	10.8%
Consumer Discretionary	9.1%
Industrials	4.4%
Consumer Staples	3.9%
Short-Term Investments	1.0%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%
Microsoft Corp.	6.9%
ServiceNow, Inc.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.3%
Visa, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.9%
Costco Wholesale Corp.	3.8%
Broadcom, Inc.	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGCEX

TSR TGCEX-0425

TCW Concentrated Large Cap Growth Fund

Class N: TGCNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$639,395,769
  # of Portfolio Holdings30
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	47.7%
Communication Services	12.0%
Financials	11.1%
Health Care	10.8%
Consumer Discretionary	9.1%
Industrials	4.4%
Consumer Staples	3.9%
Short-Term Investments	1.0%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%
Microsoft Corp.	6.9%
ServiceNow, Inc.	6.6%
Alphabet, Inc., Class C	6.5%
Amazon.com, Inc.	6.3%
Visa, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.9%
Costco Wholesale Corp.	3.8%
Broadcom, Inc.	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW Select Equities Fund was renamed the TCW Concentrated Large Cap Growth Fund on February 28, 2025. Please see the Fund's prospectus for further information on investment objectives and strategies.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGCNX

TSR TGCNX-0425

TCW Conservative Allocation Fund

Class I: TGPCX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,393,584
  # of Portfolio Holdings19
  Portfolio Turnover Rate12%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.3%
Diversified Equity Funds	17.4%
Exchange-Traded Funds	16.2%
Exchange-Traded Notes	0.7%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.2%)

Top Ten Holdings (as a % of Net Assets)

TCW MetWest Total Return Bond Fund, Class I	25.0%
TCW Securitized Bond Fund, Class I	22.8%
TCW Compounders ETF	11.5%
TCW MetWest Unconstrained Bond Fund, Class I	10.4%
TCW Relative Value Large Cap Fund, Class I	8.6%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	3.8%
TCW Global Bond Fund, Class I	3.0%
iShares MSCI EAFE ETF	2.1%
TCW Metropolitan West Low Duration Bond Fund, Class I	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGPCX

TSR TGPCX-0425

TCW Conservative Allocation Fund

Class N: TGPNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,393,584
  # of Portfolio Holdings19
  Portfolio Turnover Rate12%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.3%
Diversified Equity Funds	17.4%
Exchange-Traded Funds	16.2%
Exchange-Traded Notes	0.7%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.2%)

Top Ten Holdings (as a % of Net Assets)

TCW MetWest Total Return Bond Fund, Class I	25.0%
TCW Securitized Bond Fund, Class I	22.8%
TCW Compounders ETF	11.5%
TCW MetWest Unconstrained Bond Fund, Class I	10.4%
TCW Relative Value Large Cap Fund, Class I	8.6%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	3.8%
TCW Global Bond Fund, Class I	3.0%
iShares MSCI EAFE ETF	2.1%
TCW Metropolitan West Low Duration Bond Fund, Class I	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGPNX

TSR TGPNX-0425

TCW Core Fixed Income Fund

Class I: TGCFX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$556,249,587
  # of Portfolio Holdings400
  Portfolio Turnover Rate224%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGCFX

TSR TGCFX-0425

TCW Core Fixed Income Fund

Class N: TGFNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$556,249,587
  # of Portfolio Holdings400
  Portfolio Turnover Rate224%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGFNX

TSR TGFNX-0425

TCW Core Fixed Income Fund

Class P: TGCPX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$556,249,587
  # of Portfolio Holdings400
  Portfolio Turnover Rate224%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	37.2%
U.S. Treasury Securities	20.3%
Corporate Bonds	19.3%
Short-Term Investments	12.5%
Residential Mortgage-Backed Securities - Non-Agency	9.8%
Asset-Backed Securities	6.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.0%
Municipal Bonds	0.5%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 02/15/45	6.3%
U.S. Treasury Notes, 3.88%, due 04/30/30	5.6%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	1.9%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	1.3%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.2%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.2%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	1.2%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class P: TGCPX

TSR TGCPX-0425

TCW Emerging Markets Income Fund

Class I: TGEIX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,479,407,945
  # of Portfolio Holdings265
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGEIX

TSR TGEIX-0425

TCW Emerging Markets Income Fund

Class N: TGINX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,479,407,945
  # of Portfolio Holdings265
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGINX

TSR TGINX-0425

TCW Emerging Markets Income Fund

Class P: TGEPX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,479,407,945
  # of Portfolio Holdings265
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	65.0%
Energy	11.3%
Utilities	6.1%
Basic Materials	5.9%
Short-Term Investments	5.4%
Financial	5.2%
Industrial	0.6%
Communications	0.4%
OtherFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.6%
Mexico Government International Bonds, 6.35%, due 02/09/35	1.4%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.4%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.3%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.1%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 03/31/36	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class P: TGEPX

TSR TGEPX-0425

TCW Emerging Markets Local Currency Income Fund

Class I: TGWIX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$54,108,631
  # of Portfolio Holdings134
  Portfolio Turnover Rate69%

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Short-Term Investments	13.2%
India	10.1%
Indonesia	9.7%
Brazil	9.5%
Malaysia	8.2%
Mexico	7.2%
South Africa	6.9%
Poland	5.5%
Thailand	5.3%
OtherFootnote Reference*	21.2%
Other Assets in Excess of Liabilities	3.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.3%
Indonesia Treasury Bonds, 6.88%, due 04/15/29	6.6%
India Government Bonds, 7.18%, due 08/14/33	3.7%
India Government Bonds, 7.10%, due 04/08/34	3.6%
Thailand Government Bonds, 3.45%, due 06/17/43	3.1%
India Government Bonds, 6.75%, due 12/23/29	2.7%
China Government Bonds, 2.11%, due 08/25/34	2.4%
China Government Bonds, 2.57%, due 05/20/54	2.1%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	1.9%
Malaysia Government Bonds, 4.76%, due 04/07/37	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGWIX

TSR TGWIX-0425

TCW Emerging Markets Local Currency Income Fund

Class N: TGWNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$54,108,631
  # of Portfolio Holdings134
  Portfolio Turnover Rate69%

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Short-Term Investments	13.2%
India	10.1%
Indonesia	9.7%
Brazil	9.5%
Malaysia	8.2%
Mexico	7.2%
South Africa	6.9%
Poland	5.5%
Thailand	5.3%
OtherFootnote Reference*	21.2%
Other Assets in Excess of Liabilities	3.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	7.3%
Indonesia Treasury Bonds, 6.88%, due 04/15/29	6.6%
India Government Bonds, 7.18%, due 08/14/33	3.7%
India Government Bonds, 7.10%, due 04/08/34	3.6%
Thailand Government Bonds, 3.45%, due 06/17/43	3.1%
India Government Bonds, 6.75%, due 12/23/29	2.7%
China Government Bonds, 2.11%, due 08/25/34	2.4%
China Government Bonds, 2.57%, due 05/20/54	2.1%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	1.9%
Malaysia Government Bonds, 4.76%, due 04/07/37	1.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGWNX

TSR TGWNX-0425

TCW Global Bond Fund

Class I: TGGBX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,167,473
  # of Portfolio Holdings408
  Portfolio Turnover Rate156%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	44.4%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	16.2%
Asset-Backed Securities	6.6%
Residential Mortgage-Backed Securities - Non-Agency	5.8%
Short-Term Investments	5.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities - Non-Agency	4.9%
Other Security TypesFootnote Reference*	1.5%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.0%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.3%
U.K. Gilts, 3.75%, due 03/07/27	2.6%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.6%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.13%, due 01/29/27	2.0%
U.K. Gilts, 4.25%, due 07/31/34	2.0%
China Government Bonds, 3.13%, due 11/21/29	1.9%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGGBX

TSR TGGBX-0425

TCW Global Bond Fund

Class N: TGGFX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$20,167,473
  # of Portfolio Holdings408
  Portfolio Turnover Rate156%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	44.4%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	16.2%
Asset-Backed Securities	6.6%
Residential Mortgage-Backed Securities - Non-Agency	5.8%
Short-Term Investments	5.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities - Non-Agency	4.9%
Other Security TypesFootnote Reference*	1.5%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.0%
U.S. Treasury Notes, 4.00%, due 04/30/32	3.3%
U.K. Gilts, 3.75%, due 03/07/27	2.6%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.6%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.13%, due 01/29/27	2.0%
U.K. Gilts, 4.25%, due 07/31/34	2.0%
China Government Bonds, 3.13%, due 11/21/29	1.9%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGGFX

TSR TGGFX-0425

TCW Global Real Estate Fund

Class I: TGREX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$41,299,442
  # of Portfolio Holdings42
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Specialized REITs	25.7%
Industrial REITs	17.3%
Real Estate Management & Development	10.3%
Diversified REITs	9.4%
Residential REITs	8.5%
Office REITs	5.9%
Hotels, Restaurants & Leisure	4.8%
Diversified Telecommunication Services	3.7%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Digital Realty Trust, Inc.	4.2%
American Tower Corp.	4.0%
CBRE Group, Inc., Class A	3.7%
Cellnex Telecom SA	3.7%
Travel & Leisure Co.	3.3%
Welltower, Inc.	3.2%
Prologis, Inc.	3.2%
SBA Communications Corp.	3.1%
Merlin Properties Socimi SA	3.1%
Dexus	3.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGREX

TSR TGREX-0425

TCW Global Real Estate Fund

Class N: TGRYX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$48	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$41,299,442
  # of Portfolio Holdings42
  Portfolio Turnover Rate29%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Specialized REITs	25.7%
Industrial REITs	17.3%
Real Estate Management & Development	10.3%
Diversified REITs	9.4%
Residential REITs	8.5%
Office REITs	5.9%
Hotels, Restaurants & Leisure	4.8%
Diversified Telecommunication Services	3.7%
OtherFootnote Reference*	14.5%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Digital Realty Trust, Inc.	4.2%
American Tower Corp.	4.0%
CBRE Group, Inc., Class A	3.7%
Cellnex Telecom SA	3.7%
Travel & Leisure Co.	3.3%
Welltower, Inc.	3.2%
Prologis, Inc.	3.2%
SBA Communications Corp.	3.1%
Merlin Properties Socimi SA	3.1%
Dexus	3.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGRYX

TSR TGRYX-0425

TCW Relative Value Large Cap Fund

Class I: TGDIX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$420,577,000
  # of Portfolio Holdings49
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.1%
Health Care	14.2%
Information Technology	14.1%
Industrials	11.5%
Consumer Discretionary	8.4%
Communication Services	6.4%
Energy	4.5%
Real Estate	4.2%
OtherFootnote Reference*	9.9%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.8%
McKesson Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Fiserv, Inc.	4.0%
Intercontinental Exchange, Inc.	3.9%
Bank of New York Mellon Corp.	3.3%
General Electric Co.	3.3%
AbbVie, Inc.	2.8%
NiSource, Inc.	2.8%
Johnson Controls International PLC	2.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGDIX

TSR TGDIX-0425

TCW Relative Value Large Cap Fund

Class N: TGDVX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$420,577,000
  # of Portfolio Holdings49
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	27.1%
Health Care	14.2%
Information Technology	14.1%
Industrials	11.5%
Consumer Discretionary	8.4%
Communication Services	6.4%
Energy	4.5%
Real Estate	4.2%
OtherFootnote Reference*	9.9%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.8%
McKesson Corp.	4.4%
JPMorgan Chase & Co.	4.4%
Fiserv, Inc.	4.0%
Intercontinental Exchange, Inc.	3.9%
Bank of New York Mellon Corp.	3.3%
General Electric Co.	3.3%
AbbVie, Inc.	2.8%
NiSource, Inc.	2.8%
Johnson Controls International PLC	2.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGDVX

TSR TGDVX-0425

TCW Relative Value Mid Cap Fund

Class I: TGVOX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$85,737,353
  # of Portfolio Holdings59
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Consumer Discretionary	14.4%
Industrials	14.1%
Real Estate	7.7%
Energy	7.1%
Information Technology	6.5%
Health Care	6.0%
Utilities	5.2%
OtherFootnote Reference*	12.8%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Equitable Holdings, Inc.	4.2%
Popular, Inc.	4.2%
Jones Lang LaSalle, Inc.	3.5%
Corpay, Inc.	3.5%
Arch Capital Group Ltd.	3.3%
Sprouts Farmers Market, Inc.	3.2%
NiSource, Inc.	3.1%
Westinghouse Air Brake Technologies Corp.	3.1%
Toll Brothers, Inc.	2.7%
eBay, Inc.	2.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGVOX

TSR TGVOX-0425

TCW Relative Value Mid Cap Fund

Class N: TGVNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$85,737,353
  # of Portfolio Holdings59
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Consumer Discretionary	14.4%
Industrials	14.1%
Real Estate	7.7%
Energy	7.1%
Information Technology	6.5%
Health Care	6.0%
Utilities	5.2%
OtherFootnote Reference*	12.8%
Liabilities in Excess of Other Assets	(0.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Equitable Holdings, Inc.	4.2%
Popular, Inc.	4.2%
Jones Lang LaSalle, Inc.	3.5%
Corpay, Inc.	3.5%
Arch Capital Group Ltd.	3.3%
Sprouts Farmers Market, Inc.	3.2%
NiSource, Inc.	3.1%
Westinghouse Air Brake Technologies Corp.	3.1%
Toll Brothers, Inc.	2.7%
eBay, Inc.	2.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGVNX

TSR TGVNX-0425

TCW Securitized Bond Fund

Class I: TGLMX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,843,660,978
  # of Portfolio Holdings422
  Portfolio Turnover Rate144%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TGLMX

TSR TGLMX-0425

TCW Securitized Bond Fund

Class N: TGMNX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,843,660,978
  # of Portfolio Holdings422
  Portfolio Turnover Rate144%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TGMNX

TSR TGMNX-0425

TCW Securitized Bond Fund

Class P: TGLSX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,843,660,978
  # of Portfolio Holdings422
  Portfolio Turnover Rate144%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.0%
Residential Mortgage-Backed Securities - Non-Agency	22.6%
Commercial Mortgage-Backed Securities - Non-Agency	15.3%
Short-Term Investments	7.8%
Asset-Backed Securities	6.2%
U.S. Treasury Securities	3.6%
Investment Companies	0.4%
Commercial Mortgage-Backed Securities - Agency	0.0%
Liabilities in Excess of Other Assets	(23.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	3.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	2.8%
U.S. Treasury Notes, 3.75%, due 04/30/27	2.4%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 05/01/55	2.3%
Government National Mortgage Association, TBA, 5.00%, due 05/20/54	2.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 05/01/54	1.7%
Government National Mortgage Association, TBA, 2.50%, due 05/20/55	1.7%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Semi-Annual Shareholder Report — April 30, 2025

Class P: TGLSX

TSR TGLSX-0425

TCW White Oak Emerging Markets Equity Fund

Class I: TWOEX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference+	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$10,250,599
  # of Portfolio Holdings130
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	22.4%
Consumer Discretionary	19.8%
Financials	19.8%
Industrials	11.2%
Communication Services	8.6%
Health Care	6.2%
Materials	5.3%
Consumer Staples	4.1%
OtherFootnote Reference*	1.5%
Other Assets in Excess of Liabilities	1.1%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	2.0%
ICICI Bank Ltd.	2.0%
Naspers Ltd., Class N	1.8%
Kweichow Moutai Co. Ltd., Class A	1.7%
Cie Financiere Richemont SA, Class A	1.4%
Hong Kong Exchanges & Clearing Ltd.	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Semi-Annual Shareholder Report — April 30, 2025

Class I: TWOEX

TSR TWOEX-0425

TCW White Oak Emerging Markets Equity Fund

Class N: TWEMX

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$20Footnote Reference+	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$10,250,599
  # of Portfolio Holdings130
  Portfolio Turnover Rate14%

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	22.4%
Consumer Discretionary	19.8%
Financials	19.8%
Industrials	11.2%
Communication Services	8.6%
Health Care	6.2%
Materials	5.3%
Consumer Staples	4.1%
OtherFootnote Reference*	1.5%
Other Assets in Excess of Liabilities	1.1%
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	2.0%
ICICI Bank Ltd.	2.0%
Naspers Ltd., Class N	1.8%
Kweichow Moutai Co. Ltd., Class A	1.7%
Cie Financiere Richemont SA, Class A	1.4%
Hong Kong Exchanges & Clearing Ltd.	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Semi-Annual Shareholder Report — April 30, 2025

Class N: TWEMX

TSR TWEMX-0425

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

EQUITY FUNDS

TCW Concentrated Large Cap Growth Fund

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2025

Issues	Shares	Value

COMMON STOCK — 99.0% of Net Assets

Aerospace & Defense — 2.1%

General Electric Co.	64,783	$13,056,366

Broadline Retail — 6.3%

Amazon.com, Inc. (1)	219,298	40,442,937

Capital Markets — 2.8%

S&P Global, Inc.	36,122	18,062,806

Commercial Services & Supplies — 2.3%

Waste Connections, Inc. (Canada)	75,012	14,824,622

Consumer Staples Distribution & Retail — 3.9%

Costco Wholesale Corp.	24,727	24,591,002

Financial Services — 8.3%

Mastercard, Inc.	45,105	24,720,246

Visa, Inc.	82,255	28,419,103

		53,139,349

Health Care Equipment & Supplies — 7.3%

Boston Scientific Corp. (1)	180,903	18,609,492

Dexcom, Inc. (1)	126,670	9,041,704

Intuitive Surgical, Inc. (1)	37,126	19,149,591

		46,800,787

Health Care Providers & Services — 1.8%

UnitedHealth Group, Inc.	28,280	11,635,523

Interactive Media & Services — 10.9%

Alphabet, Inc.	258,871	41,649,755

Meta Platforms, Inc.	51,272	28,148,328

		69,798,083

IT Services — 4.2%

Gartner, Inc. (1)	26,665	11,228,098

Shopify, Inc. (1)	163,276	15,511,220

		26,739,318

Media — 1.1%

Trade Desk, Inc. (1)	132,994	7,132,468

Pharmaceuticals — 1.7%

Zoetis, Inc.	68,874	10,771,894

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 17.9%

ASML Holding NV (Netherlands)	20,459	$13,668,248

Broadcom, Inc.	118,819	22,869,093

NVIDIA Corp.	716,403	78,030,615

		114,567,956

Software — 25.6%

Adobe, Inc. (1)	20,976	7,865,581

Cadence Design Systems, Inc. (1)	51,144	15,227,615

Crowdstrike Holdings, Inc. (1)	52,512	22,520,821

Microsoft Corp.	112,399	44,426,829

Palo Alto Networks, Inc. (1)	93,443	17,467,300

ServiceNow, Inc. (1)	44,045	42,063,415

Tyler Technologies, Inc. (1)	25,844	14,041,045

		163,612,606

Specialty Retail — 2.8%

O’Reilly Automotive, Inc. (1)	12,729	18,014,081

Total Common Stock

(Cost: $249,862,210)		633,189,798

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (2)	4,715,540	4,715,540

TCW Central Cash Fund, 4.34% (2)(3)	1,630,000	1,630,000

Total Money Market Investments

(Cost: $6,345,540)		6,345,540

Total Investments (100.0%)

(Cost: $256,207,750)		639,535,338

Liabilities In Excess Of Other Assets (0.0%)		(139,569)

Net Assets (100.0%)		$639,395,769

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

1

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$46,110,000	$44,480,000	1,630,000	$1,630,000	$126,943	$—	$—	$—

Total					$1,630,000	$126,943	$—	$—	$—

See accompanying Notes to Financial Statements.

2

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Software	$163,612,606	$—	$—	$163,612,606
Semiconductors & Semiconductor Equipment	114,567,956	—	—	114,567,956
Interactive Media & Services	69,798,083	—	—	69,798,083
Financial Services	53,139,349	—	—	53,139,349
Health Care Equipment & Supplies	46,800,787	—	—	46,800,787
Broadline Retail	40,442,937	—	—	40,442,937
IT Services	26,739,318	—	—	26,739,318
Consumer Staples Distribution & Retail	24,591,002	—	—	24,591,002
Capital Markets	18,062,806	—	—	18,062,806
Specialty Retail	18,014,081	—	—	18,014,081
Commercial Services & Supplies	14,824,622	—	—	14,824,622
Aerospace & Defense	13,056,366	—	—	13,056,366
Health Care Providers & Services	11,635,523	—	—	11,635,523
Pharmaceuticals	10,771,894	—	—	10,771,894
Media	7,132,468	—	—	7,132,468

Total Common Stock	633,189,798	—	—	633,189,798

Money Market Investments	6,345,540	—	—	6,345,540

Total Investments	$639,535,338	$—	$—	$639,535,338

See accompanying Notes to Financial Statements.

3

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

INVESTMENT COMPANIES — 99.6%

Diversified Equity Funds — 17.4%

TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund) — I Class (1)	52,200	$1,479,343

TCW Global Real Estate Fund — I Class (1)	103,010	1,219,632

TCW Relative Value Large Cap Fund —I Class (1)	187,241	2,776,788

TCW Relative Value Mid Cap Fund — I Class (1)	5,797	153,725

		5,629,488

Diversified Fixed Income Funds — 65.3%

TCW Emerging Markets Income Fund —I Class (1)	32,565	209,395

TCW Global Bond Fund — I Class (1)	114,052	972,863

TCW MetWest High Yield Bond Fund —I Class (1)	52,619	483,044

TCW MetWest Low Duration Bond Fund — I Class (1)	73,019	614,821

TCW MetWest Total Return Bond Fund — I Class (1)	892,036	8,099,688

TCW MetWest Unconstrained Bond Fund — I Class (1)	324,860	3,359,049

TCW Securitized Bond Fund — I Class (1)	946,137	7,398,795

		21,137,655

Exchange-Traded Funds — 16.2%

iShares Gold Trust (2)	4,395	273,237

iShares MSCI EAFE ETF	7,880	667,830

TCW Artificial Intelligence ETF (1),(2)	5,732	141,064

TCW Compounders ETF (1)	111,234	3,715,594

TCW Transform Supply Chain ETF (1)	4,830	286,514

TCW Transform Systems ETF (1)	2,340	168,714

		5,252,953

Issues	Shares	Value

Exchange-Traded Notes — 0.7%

iPath Bloomberg Commodity Index Total Return ETN (2)	7,060	$234,957

Total Exchange-traded Notes

(Cost: $224,122)		234,957

Total Investment Companies

(Cost: $29,586,072)		32,255,053

MONEY MARKET INVESTMENTS — 0.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (3)	202,673	202,673

Total Money Market Investments

(Cost: $202,673)		202,673

Total Investments (100.2%)

(Cost: $29,788,745)		32,457,726

Liabilities In Excess Of Other Assets (-0.2%)		(64,142)

Net Assets (100.0%)		$32,393,584

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2025.

See accompanying Notes to Financial Statements.

4

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited) (Continued)	April 30, 2025

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF
	$157,796	$—	$2,331	5,732	$141,064	$—	$—	$1,598	$(15,999)
TCW Central Cash Fund
	—	900,000	900,000	—	—	1,823	—	—	—
TCW Compounders ETF
	3,184,346	938,307	243,873	111,234	3,715,594	301,879	—	10,877	(174,063)
TCW Concentrated Large Cap Growth Fund
	1,732,949	233,094	235,862	52,200	1,479,343	—	233,094	46,021	(296,859)
TCW Emerging Markets Income Fund—I Class
	208,039	9,338	2,890	32,565	209,395	8,290	—	(243)	(4,849)
TCW Global Bond Fund—I Class
	1,123,044	18,542	202,458	114,052	972,863	15,816	—	(43,223)	76,958
TCW Global Real Estate Fund—I Class
	1,299,842	13,784	17,887	103,010	1,219,632	13,784	—	3,835	(79,942)
TCW MetWest High Yield Bond Fund—I Class
	164,199	318,396	2,256	52,619	483,044	7,315	—	(19)	2,724
TCW MetWest Low Duration Bond Fund—I Class
	1,343,078	28,068	766,554	73,019	614,821	28,112	—	(24,234)	34,463
TCW MetWest Total Return Bond Fund—I Class
	7,140,535	1,165,993	260,241	892,036	8,099,688	156,352	—	(52,945)	106,346
TCW MetWest Unconstrained Bond Fund—I Class
	3,347,535	193,944	192,180	324,860	3,359,049	96,365	—	(25,856)	35,606
TCW Relative Value Large Cap Fund—I Class
	3,136,088	192,699	255,640	187,241	2,776,788	23,413	169,286	28,749	(325,108)
TCW Relative Value Mid Cap Fund—I Class
	163,066	14,309	2,363	5,797	153,725	1,536	12,773	1,001	(22,288)
TCW Securitized Bond Fund—I Class
	8,410,602	332,868	1,319,160	946,137	7,398,795	284,654	—	(318,176)	292,661
TCW Transform Supply Chain ETF
	161,305	163,224	—	4,830	286,514	1,167	—	—	(38,015)
TCW Transform Systems ETF
	172,891	—	2,317	2,340	168,714	259	—	254	(2,114)

Total					$31,079,029	$940,765	$415,153	$(372,361)	$(410,479)

See accompanying Notes to Financial Statements.

5

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$32,255,053	$—	$—	$32,255,053
Money Market Investments	202,673	—	—	202,673

Total Investments	$32,457,726	$—	$—	$32,457,726

See accompanying Notes to Financial Statements.

6

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2025

Issues	Shares	Value

COMMON STOCK — 97.2% of Net Assets

Australia — 9.2%

Charter Hall Group	48,727	$526,258

Dexus	267,766	1,287,516

Goodman Group	61,353	1,173,248

Mirvac Group	562,707	819,896

Total Australia

(Cost: $3,614,368)		3,806,918

Belgium — 2.9% (Cost: $1,258,835)

Shurgard Self Storage Ltd.	28,849	1,201,096

Canada — 5.5%

Brookfield Corp.	13,696	734,327

BSR Real Estate Investment Trust	29,274	365,632

Killam Apartment Real Estate Investment Trust	91,983	1,160,026

Total Canada

(Cost: $2,550,835)		2,259,985

France — 1.3% (Cost: $531,919)

Covivio SA	9,713	546,530

Total France

(Cost: $531,919)		546,530

Japan — 5.1%

Mitsubishi Estate Co. Ltd.	61,400	1,081,122

Mitsui Fudosan Co. Ltd.	103,900	1,032,171

Total Japan

(Cost: $1,716,088)		2,113,293

Singapore — 2.3% (Cost: $1,007,023)

CapitaLand Ascendas REIT	457,000	931,495

Spain — 6.8%

Cellnex Telecom SA (1)	37,215	1,511,251

Merlin Properties Socimi SA	113,345	1,289,787

Total Spain

(Cost: $2,762,555)		2,801,038

United Kingdom — 2.6% (Cost: $1,360,254)

Segro PLC	118,481	1,080,207

United States — 61.5%

American Tower Corp.	7,315	1,648,874

Americold Realty Trust, Inc.	42,747	826,727

CBRE Group, Inc. (1)	12,399	1,514,910

Cousins Properties, Inc.	41,172	1,133,877

Digital Realty Trust, Inc.	10,773	1,729,497

Issues	Shares	Value

United States (Continued)

EastGroup Properties, Inc.	6,483	$1,059,452

Equinix, Inc.	1,179	1,014,824

Essential Properties Realty Trust, Inc.	22,105	711,118

Gaming & Leisure Properties, Inc.	17,555	840,182

Jones Lang LaSalle, Inc. (1)	2,740	623,103

Lennar Corp.	8,000	868,880

Mid-America Apartment Communities, Inc.	6,558	1,046,985

NexPoint Residential Trust, Inc.	25,392	946,614

Phillips Edison & Co., Inc.	18,244	633,067

PotlatchDeltic Corp.	21,451	823,504

Prologis, Inc.	12,801	1,308,262

Public Storage	2,758	828,586

SBA Communications Corp.	5,315	1,293,671

Simon Property Group, Inc.	4,150	653,127

STAG Industrial, Inc.	23,689	782,448

Toll Brothers, Inc.	5,311	535,721

Travel & Leisure Co.	30,966	1,360,336

VICI Properties, Inc.	39,075	1,251,182

Welltower, Inc.	8,793	1,341,724

Wyndham Hotels & Resorts, Inc.	7,208	614,842

Total United States

(Cost: $24,983,526)		25,391,513

Total Common Stock

(Cost: $39,785,403)		40,132,075

MONEY MARKET INVESTMENTS — 2.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (2)	225,873	225,873

TCW Central Cash Fund, 4.34% (2)(3)	970,000	970,000

Total Money Market Investments

(Cost: $1,195,873)		1,195,873

Total Investments (100.1%)

(Cost: $40,981,276)		41,327,948

Liabilities In Excess Of Other Assets (-0.1%)		(28,506)

Net Assets (100.0%)		$41,299,442

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

7

TCW Global Real Estate Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$5,570,000	$4,600,000	970,000	$970,000	$31,154	$—	$—	$—

Total					$970,000	$31,154	$—	$—	$—

See accompanying Notes to Financial Statements.

8

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Industrial REITs	$3,976,889	$3,184,950	$—	$7,161,839
Specialized REITs	5,583,648	—	—	5,583,648
Diversified REITs	2,004,789	3,182,471	—	5,187,260
Multi-Family Residential REITs	2,572,643	—	—	2,572,643
Office REITs	1,133,877	1,287,516	—	2,421,393
Real Estate Services	2,138,013	—	—	2,138,013
Diversified Real Estate Activities	—	2,113,293	—	2,113,293
Data Center REITs	1,729,497	—	—	1,729,497
Wireless Telecommunication Services	—	1,511,251	—	1,511,251
Homebuilding	1,404,601	—	—	1,404,601
Hotels, Resorts & Cruise Lines	1,360,336	—	—	1,360,336
Health Care REITs	1,341,724	—	—	1,341,724
Retail REITs	1,286,194	—	—	1,286,194
Self-Storage REITs	—	1,201,096	—	1,201,096
Single-Family Residential REITs	946,614	—	—	946,614
Timber REITs	823,504	—	—	823,504
Asset Management & Custody Banks	734,327	—	—	734,327
Hotel & Resort REITs	614,842	—	—	614,842

Total Common Stock	27,651,498	12,480,577	—	40,132,075

Money Market Investments	1,195,873	—	—	1,195,873

Total Investments	$28,847,371	$12,480,577	$—	$41,327,948

See accompanying Notes to Financial Statements.

9

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 99.3% of Net Assets

Aerospace & Defense — 4.6%

General Electric Co.	68,434	$13,792,189

Textron, Inc.	78,936	5,554,726

		19,346,915

Air Freight & Logistics — 0.8%

United Parcel Service, Inc. — Class B	35,246	3,358,944

Automobiles — 1.9%

General Motors Co.	173,267	7,838,599

Banks — 6.3%

JPMorgan Chase & Co.	75,270	18,412,547

Wells Fargo & Co.	113,682	8,072,559

		26,485,106

Beverages — 2.4%

PepsiCo, Inc.	75,128	10,185,854

Biotechnology — 4.7%

AbbVie, Inc.	59,975	11,701,123

Amgen, Inc.	28,472	8,283,074

		19,984,197

Building Products — 2.7%

Johnson Controls International PLC (Ireland)	135,736	11,388,250

Capital Markets — 11.5%

Ameriprise Financial, Inc.	17,148	8,077,051

Bank of New York Mellon Corp.	173,091	13,918,247

Intercontinental Exchange, Inc.	97,168	16,321,309

Morgan Stanley	85,576	9,877,182

		48,193,789

Chemicals — 1.3%

DuPont de Nemours, Inc.	83,687	5,522,505

Diversified Telecommunication Services — 2.1%

AT&T, Inc.	312,319	8,651,236

Electrical Equipment — 1.7%

GE Vernova, Inc.	19,077	7,074,133

Electronic Equipment, Instruments & Components — 2.1%

Flex Ltd. (1)	258,979	8,893,339

Energy Equipment & Services — 1.9%

Baker Hughes Co.	226,654	8,023,552

Entertainment — 2.6%

Walt Disney Co.	119,787	10,894,628

Financial Services — 7.0%

Apollo Global Management, Inc.	60,958	8,319,548

Equitable Holdings, Inc.	90,005	4,450,747

Fiserv, Inc. (1)	90,385	16,682,360

		29,452,655

Issues	Shares	Value

Health Care Equipment & Supplies — 3.2%

GE HealthCare Technologies, Inc.	116,677	$8,205,893

Medtronic PLC	60,713	5,146,034

		13,351,927

Health Care Providers & Services — 5.5%

McKesson Corp.	26,169	18,653,002

UnitedHealth Group, Inc.	11,378	4,681,364

		23,334,366

Household Durables — 2.2%

Lennar Corp.	85,201	9,253,681

Household Products — 1.5%

Procter & Gamble Co.	39,454	6,414,037

Insurance — 2.4%

MetLife, Inc.	133,217	10,040,565

IT Services — 4.8%

International Business Machines Corp.	83,545	20,202,852

Machinery — 1.7%

Xylem, Inc.	59,138	7,130,269

Media — 1.8%

Comcast Corp.	219,806	7,517,365

Metals & Mining — 0.7%

Freeport-McMoRan, Inc.	82,161	2,960,261

Multi-Utilities — 2.8%

NiSource, Inc.	299,180	11,700,930

Oil, Gas & Consumable Fuels — 2.5%

Exxon Mobil Corp.	101,711	10,743,733

Pharmaceuticals — 0.8%

Merck & Co., Inc.	38,221	3,256,429

Real Estate Management & Development — 2.2%

Jones Lang LaSalle, Inc. (1)	41,052	9,335,635

Retail REITs — 2.0%

Simon Property Group, Inc.	53,128	8,361,285

Semiconductors & Semiconductor Equipment — 2.9%

Intel Corp.	273,323	5,493,792

Texas Instruments, Inc.	42,687	6,832,055

		12,325,847

Software — 1.7%

Salesforce, Inc.	26,012	6,989,684

Specialty Retail — 2.4%

Best Buy Co., Inc.	59,325	3,956,384

Dick’s Sporting Goods, Inc.	31,808	5,971,634

		9,928,018

See accompanying Notes to Financial Statements.

10

TCW Relative Value Large Cap Fund

April 30, 2025

Issues	Shares	Value

Technology Hardware, Storage & Peripherals — 2.6%

NetApp, Inc.	68,472	$6,145,362

Seagate Technology Holdings PLC	50,811	4,625,325

		10,770,687

Textiles, Apparel & Luxury Goods — 2.0%

Tapestry, Inc.	120,125	8,486,831

Total Common Stock

(Cost: $274,155,667)		417,398,104

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (2)	1,965,379	1,965,379

TCW Central Cash Fund, 4.34% (2)(3)	2,400,000	2,400,000

Total Money Market Investments

(Cost: $4,365,379)		4,365,379

Total Investments (100.3%)

(Cost: $278,521,046)		421,763,483

Liabilities In Excess Of Other Assets (-0.3%)		(1,186,483)

Net Assets (100.0%)		$420,577,000

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

11

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$27,200,000	$24,800,000	2,400,000	$2,400,000	$91,001	$—	$—	$—

Total					$2,400,000	$91,001	$—	$—	$—

See accompanying Notes to Financial Statements.

12

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$48,193,789	$—	$—	$48,193,789
Financial Services	29,452,655	—	—	29,452,655
Banks	26,485,106	—	—	26,485,106
Health Care Providers & Services	23,334,366	—	—	23,334,366
IT Services	20,202,852	—	—	20,202,852
Biotechnology	19,984,197	—	—	19,984,197
Aerospace & Defense	19,346,915	—	—	19,346,915
Health Care Equipment & Supplies	13,351,927	—	—	13,351,927
Semiconductors & Semiconductor Equipment	12,325,847	—	—	12,325,847
Multi-Utilities	11,700,930	—	—	11,700,930
Building Products	11,388,250	—	—	11,388,250
Entertainment	10,894,628	—	—	10,894,628
Technology Hardware, Storage & Peripherals	10,770,687	—	—	10,770,687
Oil, Gas & Consumable Fuels	10,743,733	—	—	10,743,733
Beverages	10,185,854	—	—	10,185,854
Insurance	10,040,565	—	—	10,040,565
Specialty Retail	9,928,018	—	—	9,928,018
Real Estate Management & Development	9,335,635	—	—	9,335,635
Household Durables	9,253,681	—	—	9,253,681
Electronic Equipment, Instruments & Components	8,893,339	—	—	8,893,339
Diversified Telecommunication Services	8,651,236	—	—	8,651,236
Textiles, Apparel & Luxury Goods	8,486,831	—	—	8,486,831
Retail REITs	8,361,285	—	—	8,361,285
Energy Equipment & Services	8,023,552	—	—	8,023,552
Automobiles	7,838,599	—	—	7,838,599
Media	7,517,365	—	—	7,517,365
Machinery	7,130,269	—	—	7,130,269
Electrical Equipment	7,074,133	—	—	7,074,133
Software	6,989,684	—	—	6,989,684
Household Products	6,414,037	—	—	6,414,037
Chemicals	5,522,505	—	—	5,522,505
Air Freight & Logistics	3,358,944	—	—	3,358,944
Pharmaceuticals	3,256,429	—	—	3,256,429
Metals & Mining	2,960,261	—	—	2,960,261

Total Common Stock	417,398,104	—	—	417,398,104

Money Market Investments	4,365,379	—	—	4,365,379

Total Investments	$421,763,483	$—	$—	$421,763,483

See accompanying Notes to Financial Statements.

13

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 97.2% of Net Assets

Aerospace & Defense — 1.9%

Textron, Inc.	22,650	$1,593,881

Air Freight & Logistics — 3.2%

CH Robinson Worldwide, Inc.	16,384	1,461,780

FedEx Corp.	5,933	1,247,888

		2,709,668

Banks — 7.2%

First Citizens BancShares, Inc.	490	871,779

Popular, Inc.	37,552	3,583,212

Western Alliance Bancorp	24,881	1,734,454

		6,189,445

Broadline Retail — 2.7%

eBay, Inc.	33,669	2,294,879

Capital Markets — 4.5%

ARES Management Corp.	14,563	2,221,294

Interactive Brokers Group, Inc.	9,348	1,606,454

		3,827,748

Chemicals — 3.0%

Corteva, Inc.	23,937	1,483,855

DuPont de Nemours, Inc.	16,650	1,098,733

		2,582,588

Construction & Engineering — 2.5%

Arcosa, Inc.	26,931	2,156,365

Construction Materials — 0.7%

CRH PLC	6,000	572,520

Consumer Finance — 1.7%

OneMain Holdings, Inc.	30,340	1,428,104

Consumer Staples Distribution & Retail — 3.7%

Dollar Tree, Inc. (1)	6,011	491,520

Sprouts Farmers Market, Inc. (1)	15,870	2,713,770

		3,205,290

Electronic Equipment, Instruments & Components — 4.1%

Avnet, Inc.	30,769	1,445,836

Flex Ltd. (1)	61,233	2,102,741

		3,548,577

Energy Equipment & Services — 3.1%

Baker Hughes Co.	48,065	1,701,501

TechnipFMC PLC	35,105	988,908

		2,690,409

Financial Services — 7.7%

Corpay, Inc. (1)	9,189	2,989,825

Equitable Holdings, Inc.	72,809	3,600,405

		6,590,230

Issues	Shares	Value

Health Care Providers & Services — 4.8%

Centene Corp. (1)	19,476	$1,165,639

Henry Schein, Inc. (1)	18,597	1,208,247

Quest Diagnostics, Inc.	9,729	1,733,902

		4,107,788

Health Care REITs — 2.5%

Welltower, Inc.	13,996	2,135,650

Hotels, Restaurants & Leisure — 2.1%

Darden Restaurants, Inc.	3,117	625,395

Travel & Leisure Co.	25,793	1,133,086

		1,758,481

Household Durables — 3.8%

Lennar Corp.	8,544	927,964

Toll Brothers, Inc.	23,101	2,330,198

		3,258,162

Insurance — 5.4%

Arch Capital Group Ltd.	31,519	2,858,143

Assured Guaranty Ltd.	9,702	851,157

RenaissanceRe Holdings Ltd.	3,827	925,866

		4,635,166

Machinery — 3.7%

AGCO Corp.	1,994	169,151

Manitowoc Co., Inc. (1)	43,834	345,412

Westinghouse Air Brake Technologies Corp.	14,261	2,634,577

		3,149,140

Marine Transportation — 1.6%

Kirby Corp. (1)	14,155	1,364,117

Media — 1.9%

Interpublic Group of Cos., Inc.	29,944	752,193

Omnicom Group, Inc.	11,430	870,509

		1,622,702

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	10,603	382,026

Multi-Utilities — 5.2%

NiSource, Inc.	67,946	2,657,368

Sempra	24,038	1,785,302

		4,442,670

Oil, Gas & Consumable Fuels — 4.0%

ConocoPhillips	9,561	852,076

Expand Energy Corp.	7,119	739,664

Marathon Petroleum Corp.	5,586	767,572

Range Resources Corp.	30,889	1,048,064

		3,407,376

See accompanying Notes to Financial Statements.

14

TCW Relative Value Mid Cap Fund

April 30, 2025

Issues	Shares	Value

Pharmaceuticals — 1.2%

Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel) (1)	68,329	$1,059,783

Professional Services — 1.3%

Jacobs Solutions, Inc.	8,848	1,095,382

Real Estate Management & Development — 3.5%

Jones Lang LaSalle, Inc. (1)	13,350	3,035,924

Retail REITs — 1.7%

Curbline Properties Corp.	63,897	1,462,602

Semiconductors & Semiconductor Equipment — 1.1%

Analog Devices, Inc.	5,052	984,736

Specialty Retail — 3.5%

Advance Auto Parts, Inc.	12,556	410,832

Dick’s Sporting Goods, Inc.	6,024	1,130,946

Gap, Inc.	39,186	858,174

Williams-Sonoma, Inc.	3,881	599,498

		2,999,450

Technology Hardware, Storage & Peripherals — 1.2%

Seagate Technology Holdings PLC	11,506	1,047,391

Textiles, Apparel & Luxury Goods — 2.3%

Tapestry, Inc.	28,516	2,014,654

Total Common Stock

(Cost: $57,219,417)		83,352,904

Issues	Shares	Value

Money Market Investments — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (2)	344,707	$344,707

TCW Central Cash Fund, 4.34% (2)(3)	2,210,000	2,210,000

		2,554,707

Total Money Market Investments

(Cost: $2,554,707)		2,554,707

Total Investments (100.2%)

(Cost: $59,774,124)		85,907,611

Liabilities In Excess Of Other Assets (-0.2%)		(170,258)

Net Assets (100.0%)		$85,737,353

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

15

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$8,510,000	$6,300,000	2,210,000	$2,210,000	$31,130	$—	$—	$—

Total					$2,210,000	$31,130	$—	$—	$—

See accompanying Notes to Financial Statements.

16

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Financial Services	$6,590,230	$—	$—	$6,590,230
Banks	6,189,445	—	—	6,189,445
Insurance	4,635,166	—	—	4,635,166
Multi-Utilities	4,442,670	—	—	4,442,670
Health Care Providers & Services	4,107,788	—	—	4,107,788
Capital Markets	3,827,748	—	—	3,827,748
Electronic Equipment, Instruments & Components	3,548,577	—	—	3,548,577
Oil, Gas & Consumable Fuels	3,407,376	—	—	3,407,376
Household Durables	3,258,162	—	—	3,258,162
Consumer Staples Distribution & Retail	3,205,290	—	—	3,205,290
Machinery	3,149,140	—	—	3,149,140
Real Estate Management & Development	3,035,924	—	—	3,035,924
Specialty Retail	2,999,450	—	—	2,999,450
Air Freight & Logistics	2,709,668	—	—	2,709,668
Energy Equipment & Services	2,690,409	—	—	2,690,409
Chemicals	2,582,588	—	—	2,582,588
Broadline Retail	2,294,879	—	—	2,294,879
Construction & Engineering	2,156,365	—	—	2,156,365
Health Care REITs	2,135,650	—	—	2,135,650
Textiles, Apparel & Luxury Goods	2,014,654	—	—	2,014,654
Hotels, Restaurants & Leisure	1,758,481	—	—	1,758,481
Media	1,622,702	—	—	1,622,702
Aerospace & Defense	1,593,881	—	—	1,593,881
Retail REITs	1,462,602	—	—	1,462,602
Consumer Finance	1,428,104	—	—	1,428,104
Marine Transportation	1,364,117	—	—	1,364,117
Professional Services	1,095,382	—	—	1,095,382
Pharmaceuticals	1,059,783	—	—	1,059,783
Technology Hardware, Storage & Peripherals	1,047,391	—	—	1,047,391
Semiconductors & Semiconductor Equipment	984,736	—	—	984,736
Construction Materials	572,520	—	—	572,520
Metals & Mining	382,026	—	—	382,026

Total Common Stock	83,352,904	—	—	83,352,904

Money Market Investments	2,554,707	—	—	2,554,707

Total Investments	$85,907,611	$—	$—	$85,907,611

See accompanying Notes to Financial Statements.

17

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2025

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
ASSETS
Investments, at Value (1)	$637,905,338	$1,378,697	$40,357,948
Investment in Affiliated Issuers, at Value (2)	1,630,000	31,079,029	970,000
Receivable for Securities Sold	—	—	1,367
Receivable for Fund Shares Sold	549,807	—	35
Interest and Dividends Receivable	128,378	98,844	97,550
Foreign Tax Reclaims Receivable	—	—	19,166
Receivable from Investment Advisor	17,794	2,140	16,688
Prepaid Expenses	31,261	19,388	21,541

Total Assets	640,262,578	32,578,098	41,484,295

LIABILITIES
Payable for Securities Purchased	—	100,982	—
Payable for Fund Shares Redeemed	119,431	—	77,514
Accrued Directors’ Fees and Expenses	20,007	20,459	20,459
Deferred Accrued Directors’ Fees and Expenses	5,631	5,631	5,631
Accrued Management Fees	324,484	—	26,400
Accrued Distribution Fees	23,852	111	1,775
Transfer Agent Fees Payable	173,243	10,622	11,694
Administration Fee Payable	20,103	5,741	5,499
Audit Fees Payable	17,430	11,250	13,977
Accounting Fees Payable	40,165	1,919	2,228
Custodian Fees Payable	48,370	6,040	2,929
Legal Fees Payable	21,302	1,035	893
Other Accrued Expenses	52,791	20,724	15,854

Total Liabilities	866,809	184,514	184,853

NET ASSETS	$639,395,769	$32,393,584	$41,299,442

NET ASSETS CONSIST OF:
Paid-in Capital	$206,268,257	$29,841,625	$49,584,313
Accumulated Earnings (Loss)	433,127,512	2,551,959	(8,284,871)

NET ASSETS	$639,395,769	$32,393,584	$41,299,442

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$517,675,871	$31,843,072	$32,364,691

N Class Share	$121,719,898	$550,512	$8,934,751

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	18,267,289	2,747,421	2,733,113

N Class Share	5,641,477	47,437	754,602

NET ASSET VALUE PER SHARE: (4)
I Class Share	$28.34	$11.59	$11.84

N Class Share	$21.58	$11.61	$11.84

(1)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at April 30, 2025 was $254,577,750, $1,135,031 and $40,011,276, respectively.

(2)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at April 30, 2025 was $1,630,000, $28,653,714 and $970,000, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2025

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
ASSETS
Investments, at Value (1)	$419,363,483	$83,697,611
Investment in Affiliated Issuers, at Value (2)	2,400,000	2,210,000
Receivable for Securities Sold	1,091,134	264,671
Receivable for Fund Shares Sold	51,227	—
Interest and Dividends Receivable	605,206	41,444
Foreign Tax Reclaims Receivable	258,326	—
Receivable from Investment Advisor	45,196	16,506
Prepaid Expenses	25,738	18,731

Total Assets	423,840,310	86,248,963

LIABILITIES
Payable for Securities Purchased	2,699,201	341,538
Payable for Fund Shares Redeemed	55,494	6,677
Accrued Directors’ Fees and Expenses	22,691	20,423
Deferred Accrued Directors’ Fees and Expenses	5,631	5,631
Accrued Management Fees	202,850	47,600
Accrued Distribution Fees	39,378	2,644
Transfer Agent Fees Payable	56,668	28,716
Administration Fee Payable	23,707	7,938
Audit Fees Payable	25,425	15,941
Accounting Fees Payable	11,778	3,124
Custodian Fees Payable	20,960	9,694
Legal Fees Payable	66,719	2,791
Other Accrued Expenses	32,808	18,893

Total Liabilities	3,263,310	511,610

NET ASSETS	$420,577,000	$85,737,353

NET ASSETS CONSIST OF:
Paid-in Capital	$245,205,838	$53,297,048
Accumulated Earnings (Loss)	175,371,162	32,440,305

NET ASSETS	$420,577,000	$85,737,353

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$225,751,621	$72,293,475

N Class Share	$194,825,379	$13,443,878

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	15,218,011	2,726,360

N Class Share	13,202,559	526,594

NET ASSET VALUE PER SHARE: (4)
I Class Share	$14.83	$26.52

N Class Share	$14.76	$25.53

(1)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at April 30, 2025 was $276,121,046 and $57,564,124, respectively.
(2)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at April 30, 2025 was $2,400,000 and $2,210,000, respectively.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2025

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
INVESTMENT INCOME
Income:
Dividends	$1,218,352 (1)	$7,390	$599,632 (1)
Dividends from Investment in Affiliated Issuers	126,943	940,765	31,154
Non-Cash Dividend Income	—	—	44,240

Total	1,345,295	948,155	675,026

Expenses:
Management Fees	2,209,697	—	162,418
Accounting Services Fees	6,651	2,647	3,198
Administration Fees	25,257	6,882	6,804
Transfer Agent Fees:
I Class	209,678	5,018	8,770
N Class	67,692	3,234	5,702
Custodian Fees	2,489	1,411	3,443
Professional Fees	28,879	7,811	10,662
Directors’ Fees and Expenses	46,169	46,169	46,169
Registration Fees:
I Class	11,087	8,400	7,850
N Class	8,102	8,400	7,754
Distribution Fees:
N Class	167,692	674	11,471
Compliance Expense	1,703	1,703	1,703
Shareholder Reporting Expense	3,605	1,068	1,469
Other	34,947	2,887	5,132

Total	2,823,648	96,304	282,545

Less Expenses Borne by Investment Advisor:
I Class	2,861	—	(61,380)
N Class	(99,548)	(12,110)	(33,855)

Net Expenses	2,726,961	84,194	187,310

Net Investment Income (Loss)	(1,381,666)	863,961	487,716

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	53,334,214	54,340	(975,192)
Investments in Affiliated Issuers	—	(372,361)	—
Realized Gain Received as Distribution from Affiliated Issuers	—	415,153	—
Foreign Currency	7	—	2,865
Change in Unrealized Appreciation (Depreciation) on:
Investments	(62,890,505)	50,933	(1,608,154)
Foreign Currency	—	—	3,591
Investments in Affiliated Issuers	—	(410,479)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(9,556,284)	(262,414)	(2,576,890)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,937,950)	$601,547	$(2,089,174)

(1)	Net of foreign taxes withheld of $18,499 and $26,770 for the TCW Concentrated Large Cap Growth Fund and the TCW Global Real Estate Fund, respectively.

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2025

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
INVESTMENT INCOME
Income:
Dividends	$4,661,475 (1)	$904,310 (1)
Dividends from Investment in Affiliated Issuers	91,001	31,130
Non-Cash Dividend Income	504,037	47,248

Total	5,256,513	982,688

Expenses:
Management Fees	1,359,867	321,279
Accounting Services Fees	12,473	4,430
Administration Fees	23,460	8,516
Transfer Agent Fees:
I Class	65,450	33,134
N Class	86,489	8,782
Custodian Fees	3,402	2,089
Professional Fees	32,255	13,064
Directors’ Fees and Expenses	45,037	46,169
Registration Fees:
I Class	12,102	8,270
N Class	8,943	8,270
Distribution Fees:
N Class	267,747	17,899
Compliance Expense	1,703	1,703
Shareholder Reporting Expense	2,710	2,686
Other	23,343	7,115

Total	1,944,981	483,406

Less Expenses Borne by Investment Advisor:
I Class	(32,527)	(55,144)
N Class	(165,293)	(30,979)

Net Expenses	1,747,161	397,283

Net Investment Income	3,509,352	585,405

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	32,573,320	5,715,956
Change in Unrealized Appreciation (Depreciation) on:
Investments	(53,580,609)	(10,268,997)

Net Realized and Unrealized Gain (Loss) on Investments	(21,007,289)	(4,553,041)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,497,937)	$(3,967,636)

(1)	Net of foreign taxes withheld of $24,287 and $5,511 for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund, respectively.

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Concentrated Large Cap Growth Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income (Loss)	$(1,381,666)	$(1,334,065)	$863,961	$1,019,580
Net Realized Gain on Investments and Foreign Currency Transactions	53,334,221	112,120,784	97,132	863,080
Change in Unrealized Appreciation (Depreciation) on Investments	(62,890,505)	133,121,432	(359,546)	3,670,191

Increase (Decrease) in Net Assets Resulting from Operations	(10,937,950)	243,908,151	601,547	5,552,851

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(101,404,869)	(71,728,687)	(2,211,908)	(911,223)

NET CAPITAL SHARE TRANSACTIONS
I Class	57,074,593	(22,666,924)	1,013,913	668,211
N Class	11,427,236	(1,803,936)	39,340	158,068

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	68,501,829	(24,470,860)	1,053,253	826,279

Increase (Decrease) in Net Assets	(43,840,990)	147,708,604	(557,108)	5,467,907
NET ASSETS
Beginning of period	683,236,759	535,528,155	32,950,692	27,482,785

End of period	$639,395,769	$683,236,759	$32,393,584	$32,950,692

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Real Estate Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$487,716	$673,197	$3,509,352	$2,892,116
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(972,327)	2,229,521	32,573,320	27,791,035
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,604,563)	4,697,955	(53,580,609)	31,869,036

Increase (Decrease) in Net Assets Resulting from Operations	(2,089,174)	7,600,673	(17,497,937)	62,552,187

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(451,503)	(560,069)	(29,049,858)	(5,565,055)

NET CAPITAL SHARE TRANSACTIONS
I Class	3,236,996	10,222,474	11,508,901	103,089,129
N Class	(565,733)	309,252	(2,569,745)	192,603,072

Increase in Net Assets Resulting from Net Capital Shares Transactions	2,671,263	10,531,726	8,939,156	295,692,201

Increase (Decrease) in Net Assets	130,586	17,572,330	(37,608,639)	352,679,333
NET ASSETS
Beginning of period	41,168,856	23,596,526	458,185,639	105,506,306

End of period	$41,299,442	$41,168,856	$420,577,000	$458,185,639

See accompanying Notes to Financial Statements.

23

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Mid Cap Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$585,405	$1,866,346
Net Realized Gain on Investments	5,715,956	7,724,279
Change in Unrealized Appreciation (Depreciation) on Investments	(10,268,997)	14,200,695

Increase (Decrease) in Net Assets Resulting from Operations	(3,967,636)	23,791,320

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(8,139,385)	(1,888,881)

NET CAPITAL SHARE TRANSACTIONS
I Class	5,279,458	(822,564)
N Class	928,094	(890,660)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	6,207,552	(1,713,224)

Increase (Decrease) in Net Assets	(5,899,469)	20,189,215
NET ASSETS
Beginning of period	91,636,822	71,447,607

End of period	$85,737,353	$91,636,822

See accompanying Notes to Financial Statements.

24

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2025

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2025, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Concentrated Large Cap Growth Fund (Formerly, TCW Select Equities Fund)	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a concentrated portfolio of equity securities of large-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the Russell 1000® Growth Index).

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies, meaning those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Index.

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

25

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of (i) fixed income funds, (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (iii) alternative funds investing in asset classes other than equity and fixed income such as commodities or currencies.

All of the Funds currently offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

26

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or

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TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2025, none of the Funds had derivatives and transactions in derivatives.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements

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TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement or similar agreements as of April 30, 2025.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed delivery, or forward

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2025.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the

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TCW Funds, Inc.

April 30, 2025

Note 3 — Portfolio Investments (Continued)

underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.
Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2025, none of the Funds entered into option contracts.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Concentration Risk: Although the TCW Concentrated Large Cap Growth Fund technically remains a diversified fund, as of the end of the reporting period, the relative increase in the market value of certain holdings has made the Fund’s portfolio sufficiently concentrated that investors in the Fund are now subject to the same risks as investing in a non-diversified mutual fund. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether the Fund will become less concentrated.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Large Cap Growth Fund	$392,576,738	$(10,809,241)	$381,767,497	$257,767,841
TCW Conservative Allocation Fund	3,642,118	(1,570,566)	2,071,552	30,386,174
TCW Global Real Estate Fund	2,901,473	(2,630,782)	270,691	41,057,257
TCW Relative Value Large Cap Fund	154,302,282	(13,942,648)	140,359,634	281,403,849
TCW Relative Value Mid Cap Fund	27,765,297	(1,806,718)	25,958,579	59,949,032

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Large Cap Growth Fund	$—	$101,403,990	$101,403,990
TCW Conservative Allocation Fund	899,653	774,287	1,673,940
TCW Global Real Estate Fund	81,689	—	81,689
TCW Relative Value Large Cap Fund	2,524,140	25,541,989	28,066,129
TCW Relative Value Mid Cap Fund	1,309,323	7,025,819	8,335,142

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TCW Funds, Inc.

April 30, 2025

Note 5 — Federal Income Taxes (Continued)

For the fiscal year ended October 31, 2024, the tax character of distributions paid was as follows :

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Large Cap Growth Fund	—	71,728,687	71,728,687
TCW Conservative Allocation Fund	911,223	—	911,223
TCW Global Real Estate Fund	560,069	—	560,069
TCW Relative Value Large Cap Fund	1,615,006	3,950,049	5,565,055
TCW Relative Value Mid Cap Fund	622,705	1,266,176	1,888,881

At October 31, 2024, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Global Real Estate Fund	$7,402,955	$319,754	$7,722,709

The Funds did not have any unrecognized tax benefits at April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Concentrated Large Cap Growth Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Large Cap Growth Fund
I Class	0.80	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.85	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Concentrated Large Cap Growth Fund	$139,470	$183,540	$99,548	$422,558
TCW Conservative Allocation Fund	21,985	27,624	12,110	61,719
TCW Global Real Estate Fund	78,729	75,928	39,016	193,673
TCW Relative Value Large Cap Fund	110,649	302,845	261,478	674,972
TCW Relative Value Mid Cap Fund	120,182	139,689	72,966	332,837

Total	$471,015	$729,626	$485,118	$1,685,759

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

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TCW Funds, Inc.

April 30, 2025

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2025 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
TCW Artificial Intelligence ETF	0.27%
TCW Compounders ETF	2.74%
TCW Concentrated Large Cap Growth Fund — I Class	0.23%
TCW Emerging Markets Income Fund — I Class	0.01%
TCW Global Bond Fund — I Class	4.82%
TCW Global Real Estate Fund — I Class	2.95%
TCW MetWest High Yield Bond Fund — I Class	0.11%
TCW MetWest Low Duration Bond Fund — I Class	0.07%
TCW MetWest Total Return Bond Fund — I Class	0.02%
TCW MetWest Unconstrained Bond Fund — I Class	0.12%
TCW Relative Value Large Cap Fund — I Class	0.66%
TCW Relative Value Mid Cap Fund — I Class	0.18%
TCW Securitized Bond Fund — I Class	0.40%
TCW Transform Supply Chain ETF	3.22%
TCW Transform Systems ETF	0.05%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Large Cap Growth Fund	$53,909,841	$81,469,702	$—	$—
TCW Conservative Allocation Fund	3,840,291	3,771,006	—	—
TCW Global Real Estate Fund	14,436,339	11,675,212	—	—
TCW Relative Value Large Cap Fund	91,468,467	101,980,998	—	—
TCW Relative Value Mid Cap Fund	18,699,872	19,603,262	—	—

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Large Cap Growth Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,031,150	$60,931,750	2,174,544	$64,903,907
Shares Issued upon Reinvestment of Dividends	1,832,528	56,771,727	1,442,118	38,648,774
Shares Redeemed	(1,954,174)	(60,628,884)	(4,175,990)	(126,219,605)

Net Increase (Decrease)	1,909,504	$57,074,593	(559,328)	$(22,666,924)

N Class	Shares	Amount	Shares	Amount
Shares Sold	113,791	$2,673,325	340,520	$8,119,727
Shares Issued upon Reinvestment of Dividends	989,781	23,358,824	758,599	16,150,575
Shares Redeemed	(609,670)	(14,604,913)	(1,079,726)	(26,074,238)

Net Increase	493,902	$11,427,236	19,393	$(1,803,936)

37

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	93,426	$1,102,088	179,137	$2,091,148
Shares Issued upon Reinvestment of Dividends	189,882	2,153,256	78,307	887,216
Shares Redeemed	(187,689)	(2,241,431)	(198,108)	(2,310,153)

Net Increase	95,619	$1,013,913	59,336	$668,211

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,023	$11,959	15,934	$185,450
Shares Issued upon Reinvestment of Dividends	3,227	36,660	1,242	14,106
Shares Redeemed	(810)	(9,279)	(3,441)	(41,488)

Net Increase	3,440	$39,340	13,735	$158,068

TCW Global Real Estate Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	388,569	$4,706,127	1,111,042	$13,854,352
Shares Issued upon Reinvestment of Dividends	29,094	339,696	31,123	376,746
Shares Redeemed	(153,460)	(1,808,827)	(339,407)	(4,008,624)

Net Increase	264,203	$3,236,996	802,758	$10,222,474

N Class	Shares	Amount	Shares	Amount
Shares Sold	32,422	$392,323	210,139	$2,598,491
Shares Issued upon Reinvestment of Dividends	7,695	89,669	12,757	153,570
Shares Redeemed	(87,844)	(1,047,725)	(212,427)	(2,442,809)

Net Increase (Decrease)	(47,727)	$(565,733)	10,469	$309,252

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	832,817	$13,287,272	2,100,549	$31,664,195
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	—	—	5,918,912	90,272,293
Shares Issued upon Reinvestment of Dividends	945,026	14,846,351	359,478	5,032,693
Shares Redeemed	(1,054,335)	(16,624,722)	(1,560,373)	(23,880,052)

Net Increase	723,508	$11,508,901	6,818,566	$103,089,129

N Class	Shares	Amount	Shares	Amount
Shares Sold	240,263	$3,769,086	337,487	$5,253,600
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	—	—	13,107,953	199,159,616
Shares Issued upon Reinvestment of Dividends	867,665	13,570,275	27,896	389,432
Shares Redeemed	(1,268,244)	(19,909,106)	(772,097)	(12,199,576)

Net Increase (Decrease)	(160,316)	$(2,569,745)	12,701,239	$192,603,072

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	17,768	$527,655	94,043	$2,662,072
Shares Issued upon Reinvestment of Dividends	236,486	6,742,225	58,706	1,557,469
Shares Redeemed	(68,685)	(1,990,422)	(178,237)	(5,042,105)

Net Increase (Decrease)	185,569	$5,279,458	(25,488)	$(822,564)

N Class	Shares	Amount	Shares	Amount
Shares Sold	20,865	$527,234	6,514	$179,387
Shares Issued upon Reinvestment of Dividends	46,871	1,287,073	11,479	294,319
Shares Redeemed	(33,110)	(886,213)	(51,407)	(1,364,366)

Net Increase (Decrease)	34,626	$928,094	(33,414)	$(890,660)

38

TCW Funds, Inc.

April 30, 2025

Note 11 — Affiliate Ownership

As of April 30, 2025, affiliates of the Funds and Advisor owned 23.98% of the net assets of the TCW Global Real Estate Fund.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2025.

Note 13 — Committed Line Of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning

39

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 15 — New Accounting Pronouncements (Continued)

after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. The Company early adopted and there have been no impacts to date.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ CODM, who act in accordance with Board of Trustee reviews and approvals. The CODM monitors and actively manages the operating results of each Fund. There have been no impacts to date.

Note 16 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

40

TCW Concentrated Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$33.42		$25.37	$25.79	$44.70	$34.13	$27.64

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.06)		(0.05)	(0.04)	(0.12)	(0.14)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)		11.38	3.82	(13.71)	13.23	9.04

Total from Investment Operations	(0.30)		11.33	3.78	(13.83)	13.09	8.96

Less Distributions:
Distributions from Net Realized Gain	(4.78)		(3.28)	(4.20)	(5.08)	(2.52)	(2.47)

Net Asset Value per Share, End of period	$28.34		$33.42	$25.37	$25.79	$44.70	$34.13

Total Return	(2.16	)% (2)	47.90%	18.60%	(34.93)%	40.32%	34.59%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$517,676		$546,751	$429,236	$462,670	$801,597	$633,683

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.77	% (3)	0.78%	0.77%	0.79%	0.77%	0.76%

After Expense Reimbursement	0.78	% (3)	0.78%	N/A	N/A	N/A	N/A

Ratio of Net Investment Loss to Average Net Assets	(0.38	)% (3)	(0.17)%	(0.16)%	(0.38)%	(0.37)%	(0.28)%

Portfolio Turnover Rate	8.01	% (2)	12.77%	10.42%	12.12%	8.17%	4.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

41

TCW Concentrated Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$26.51		$20.73	$21.89	$38.76	$29.95	$24.59

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.06)		(0.08)	(0.06)	(0.15)	(0.19)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		9.14	3.10	(11.64)	11.52	7.96

Total from Investment Operations	(0.15)		9.06	3.04	(11.79)	11.33	7.83

Less Distributions:
Distributions from Net Realized Gain	(4.78)		(3.28)	(4.20)	(5.08)	(2.52)	(2.47)

Net Asset Value per Share, End of period	$21.58		$26.51	$20.73	$21.89	$38.76	$29.95

Total Return	(2.16	)% (2)	47.65%	18.50%	(35.03)%	40.06%	34.26%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$121,720		$136,486	$106,292	$104,856	$193,727	$161,625

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.06	% (3)	1.06%	1.06%	1.08%	1.04%	1.06%

After Expense Reimbursement	0.91	% (3)	0.93%	0.93%	0.94%	0.96%	0.99%

Ratio of Net Investment Loss to Average Net Assets	(0.52	)% (3)	(0.33)%	(0.32)%	(0.53)%	(0.56)%	(0.51)%

Portfolio Turnover Rate	8.01	% (2)	12.77%	10.42%	12.12%	8.17%	4.09%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

42

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$12.22		$10.48	$10.57	$13.96	$12.22	$12.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.32		0.38	0.32	0.23	0.13	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		1.71	0.09	(2.35)	1.80	0.76

Total from Investment Operations	0.21		2.09	0.41	(2.12)	1.93	0.94

Less Distributions:
Distributions from Net Investment Income	(0.50)		(0.35)	(0.22)	(0.30)	(0.12)	(0.71)
Distributions from Net Realized Gain	(0.34)		—	(0.28)	(0.97)	(0.07)	(0.10)

Total Distributions	(0.84)		(0.35)	(0.50)	(1.27)	(0.19)	(0.81)

Net Asset Value per Share, End of period	$11.59		$12.22	$10.48	$10.57	$13.96	$12.22

Total Return	1.88	% (2)	20.22%	3.97%	(16.80)%	15.92%	8.19%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$31,843		$32,412	$27,165	$27,624	$35,264	$36,714

Ratio of Expenses to Average Net Assets: (4)

Before Expense Reimbursement	0.52	% (3)	0.52%	0.44%	0.41%	0.44%	0.39%

After Expense Reimbursement	N/A		N/A	N/A	0.41%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	5.41	% (3)	3.23%	3.00%	1.96%	0.94%	1.56%

Portfolio Turnover Rate	11.69	% (2)	31.18%	23.57%	16.20%	26.34%	26.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Does not include expenses of the underlying affiliated funds.

See accompanying Notes to Financial Statements.

43

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$12.25		$10.49	$10.57	$13.97	$12.22	$12.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.31		0.37	0.30	0.17	0.09	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		1.72	0.09	(2.34)	1.81	0.75

Total from Investment Operations	0.20		2.09	0.39	(2.17)	1.90	0.90

Less Distributions:
Distributions from Net Investment Income	(0.50)		(0.33)	(0.19)	(0.26)	(0.08)	(0.67)
Distributions from Net Realized Gain	(0.34)		—	(0.28)	(0.97)	(0.07)	(0.10)

Total Distributions	(0.84)		(0.33)	(0.47)	(1.23)	(0.15)	(0.77)

Net Asset Value per Share, End of period	$11.61		$12.25	$10.49	$10.57	$13.97	$12.22

Total Return	1.87	% (2)	20.02%	3.78%	(17.08)%	15.64%	7.85%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$551		$539	$317	$347	$736	$452

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	5.17	% (4)	6.08%	7.18%	4.18%	3.73%	6.06%

After Expense Reimbursement	0.68	% (4)	0.68%	0.67%	0.67%	0.68%	0.70%

Ratio of Net Investment Income to Average Net Assets	5.23	% (4)	3.11%	2.75%	1.41%	0.70%	1.23%

Portfolio Turnover Rate	11.69	% (2)	31.18%	23.57%	16.20%	26.34%	26.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

44

TCW Global Real Estate Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$12.59		$9.60	$10.31	$15.45	$11.07	$11.16

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.27	0.28	0.27	0.36	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)		2.94	(0.83)	(3.98)	4.30	(0.05)

Total from Investment Operations	(0.61)		3.21	(0.55)	(3.71)	4.66	0.12

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.22)	(0.16)	(0.45)	(0.28)	(0.16)
Distributions from Return of Capital	—		—	—	(0.13)	—	(0.05)
Distributions from Net Realized Gain	—		—	—	(0.85)	—	—

Total Distributions	(0.14)		(0.22)	(0.16)	(1.43)	(0.28)	(0.21)

Net Asset Value per Share, End of period	$11.84		$12.59	$9.60	$10.31	$15.45	$11.07

Total Return	(4.87	)% (2)	33.41%	(5.34)%	(26.38)%	42.32%	1.15%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$32,365		$31,081	$16,001	$17,741	$24,949	$9,175

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.29	% (3)	1.42%	1.34%	1.32%	1.45%	2.80%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.90%	0.92%	1.00%

Ratio of Net Investment Income to Average Net Assets	2.43	% (3)	2.24%	2.57%	2.12%	2.50%	1.59%

Portfolio Turnover Rate	29.35	% (2)	71.48%	65.26%	167.41%	164.29%	136.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

45

TCW Global Real Estate Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$12.57		$9.59	$10.30	$15.43	$11.06	$11.16

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.25	0.26	0.25	0.33	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)		2.94	(0.82)	(3.97)	4.30	(0.03)

Total from Investment Operations	(0.61)		3.19	(0.56)	(3.72)	4.63	0.10

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.21)	(0.15)	(0.44)	(0.26)	(0.15)
Distributions from Net Realized Gain	—		—	—	(0.85)	—	—
Distributions from Return of Capital	—		—	—	(0.12)	—	(0.05)

Total Distributions	(0.12)		(0.21)	(0.15)	(1.41)	(0.26)	(0.20)

Net Asset Value per Share, End of period	$11.84		$12.57	$9.59	$10.30	$15.43	$11.06

Total Return	(4.87	)% (2)	33.35%	(5.54)%	(26.43)%	42.10%	0.94%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,935		$10,088	$7,595	$11,608	$14,634	$4,370

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.74	% (3)	1.85%	1.71%	1.64%	1.90%	5.14%

After Expense Reimbursement	1.00	% (3)	1.00%	1.00%	1.00%	1.03%	1.15%

Ratio of Net Investment Income to Average Net Assets	2.29	% (3)	2.14%	2.42%	1.95%	2.36%	1.21%

Portfolio Turnover Rate	29.35	% (2)	71.48%	65.26%	167.41%	164.29%	136.71%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

46

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$16.48		$12.66		$13.10	$15.04	$10.84	$18.69

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.19		0.20	0.19	0.18	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.72)		4.30		0.26	(0.90)	5.07	(0.57)

Total from Investment Operations	(0.59)		4.49		0.46	(0.71)	5.25	(0.35)

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.20)		(0.20)	(0.19)	(0.22)	(0.49)
Distributions from Net Realized Gain	(0.93)		(0.47)		(0.70)	(1.04)	(0.83)	(7.01)

Total Distributions	(1.06)		(0.67)		(0.90)	(1.23)	(1.05)	(7.50)

Net Asset Value per Share, End of period	$14.83		$16.48		$12.66	$13.10	$15.04	$10.84

Total Return	(3.98	)% (2)	36.37%		3.61%	(5.56)%	50.84%	(7.02)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$225,752		$238,897		$97,169	$101,088	$117,205	$83,765

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.73	% (3)	0.77%		0.82%	0.83%	0.80%	0.80%

After Expense Reimbursement	0.70	% (3)	0.70%		0.70%	0.70%	0.70%	0.71%

Ratio of Net Investment Income to Average Net Assets	1.62	% (3)	1.23%		1.49%	1.43%	1.31%	1.88%

Portfolio Turnover Rate	20.26	% (2)	38.69	% (4)	19.65%	17.81%	17.16%	31.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

See accompanying Notes to Financial Statements.

47

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$16.41		$12.60		$13.04	$14.97	$10.79	$18.62

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.16		0.17	0.17	0.15	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)		4.29		0.26	(0.91)	5.05	(0.56)

Total from Investment Operations	(0.59)		4.45		0.43	(0.74)	5.20	(0.37)

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.17)		(0.17)	(0.15)	(0.19)	(0.45)
Distributions from Net Realized Gain	(0.93)		(0.47)		(0.70)	(1.04)	(0.83)	(7.01)

Total Distributions	(1.06)		(0.64)		(0.87)	(1.19)	(1.02)	(7.46)

Net Asset Value per Share, End of period	$14.76		$16.41		$12.60	$13.04	$14.97	$10.79

Total Return	(4.01	)% (2)	36.17%		3.41%	(5.72)%	50.56%	(7.17)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$194,825		$219,289		$8,337	$9,007	$10,506	$9,277

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.00	% (3)	1.05%		1.32%	1.34%	1.30%	1.32%

After Expense Reimbursement	0.85	% (3)	0.85%		0.90%	0.90%	0.90%	0.91%

Ratio of Net Investment Income to Average Net Assets	1.47	% (3)	1.01%		1.29%	1.23%	1.11%	1.67%

Portfolio Turnover Rate	20.26	% (2)	38.69	% (4)	19.65%	17.81%	17.16%	31.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

See accompanying Notes to Financial Statements.

48

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$30.38		$23.24	$23.57	$29.62	$18.90	$21.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.61	0.21	0.19	0.17	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(1.35)		7.15	0.05	(2.80)	10.72	(1.78)

Total from Investment Operations	(1.16)		7.76	0.26	(2.61)	10.89	(1.61)

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.21)	(0.20)	(0.16)	(0.17)	(0.18)
Distributions from Net Realized Gain	(2.41)		(0.41)	(0.39)	(3.28)	—	(0.37)

Total Distributions	(2.70)		(0.62)	(0.59)	(3.44)	(0.17)	(0.55)

Net Asset Value per Share, End of period	$26.52		$30.38	$23.24	$23.57	$29.62	$18.90

Total Return	(4.43	)% (2)	33.77%	1.15%	(10.35)%	57.90%	(8.07)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$72,293		$77,197	$59,647	$62,726	$72,545	$51,021

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.99	% (3)	0.99%	0.97%	1.01%	0.97%	0.97%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.85%	0.87%

Ratio of Net Investment Income to Average Net Assets	1.29	% (3)	2.18%	0.86%	0.75%	0.63%	0.90%

Portfolio Turnover Rate	20.57	% (2)	38.54%	27.55%	28.82%	44.33%	42.07%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

49

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$29.35		$22.46	$22.79	$28.75	$18.34	$20.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.56	0.18	0.16	0.14	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		6.92	0.05	(2.71)	10.42	(1.74)

Total from Investment Operations	(1.13)		7.48	0.23	(2.55)	10.56	(1.59)

Less Distributions:
Distributions from Net Investment Income	(0.28)		(0.18)	(0.17)	(0.13)	(0.15)	(0.15)
Distributions from Net Realized Gain	(2.41)		(0.41)	(0.39)	(3.28)	—	(0.37)

Total Distributions	(2.69)		(0.59)	(0.56)	(3.41)	(0.15)	(0.52)

Net Asset Value per Share, End of period	$25.53		$29.35	$22.46	$22.79	$28.75	$18.34

Total Return	(4.49	)% (2)	33.66%	1.05%	(10.45)%	57.78%	(8.18)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$13,444		$14,440	$11,801	$13,181	$16,708	$10,902

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.38	% (3)	1.39%	1.36%	1.39%	1.37%	1.42%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.95%	0.95%	0.97%

Ratio of Net Investment Income to Average Net Assets	1.20	% (3)	2.08%	0.76%	0.65%	0.54%	0.81%

Portfolio Turnover Rate	20.57	% (2)	38.54%	27.55%	28.82%	44.33%	42.07%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

50

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

51

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bank Global Fund Services

P.O Box 219252

Kansas City, MO 64121-9252

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Concentrated Large Cap Growth Fund

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW White Oak Emerging Markets Equity Fund

FUNDsar0425

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW Securitized Bond Fund

TCW Funds, Inc.

TCW Central Cash Fund

Schedule of Investments	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 99.9%
MONEY MARKET INVESTMENTS — 0.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.29% (1)	05/01/25	$4,678,427	$4,678,427

REPURCHASE AGREEMENT — 30.8%

Barclays Capital, Inc. Issued 04/30/25, repurchase date 05/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,008, 1.38% — 4.88%, due 11/30/25 — 08/15/53)

4.37%	05/01/25	300,000,000	300,000,000

Bank of America NA Issued 04/30/25, repurchase date 05/01/25 (Collateralized by U.S. Treasury Securities valued at $204,000,000, 0.00% — 4.38%, due 03/31/30 — 08/15/50)

4.35%	05/01/25	200,000,000	200,000,000

JP Morgan Securities Issued 04/30/25, repurchase date 05/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,078, 4.13%, due 10/31/31)

4.37%	05/01/25	300,000,000	300,000,000

Total Repurchase Agreement

(Cost: $800,000,000)			800,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.9%

Federal Home Loan Banks

4.36% (2)	12/08/25	100,000,000	100,000,000

4.36% (2)	12/17/25	100,000,000	100,000,000

4.37% (1 day USD SOFR + 0.005%) (3)	01/12/26	100,000,000	100,000,000

4.38% (1 day USD SOFR + 0.015%) (3)	05/16/25	100,000,000	100,000,000

4.37% (1 day USD SOFR + 0.005%) (3)	10/17/25	100,000,000	100,000,000

4.38% (1 day USD SOFR + 0.015%) (3)	05/06/25	100,000,000	100,000,000

4.30%	07/17/25	100,000,000	99,101,667

Total U.S. Government Agency Obligations

(Cost: $699,101,667)			699,101,667

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 42.0%

U.S. Treasury Bills

4.30% (4)	05/06/25	$17,000,000	$16,990,046

4.26% (4)	07/24/25	15,825,000	15,672,851

4.30% (4)	05/01/25	36,000,000	36,000,000

4.31% (4)	05/08/25	81,000,000	80,933,377

4.30% (4)	05/22/25	6,000,000	5,985,232

4.33% (4)	05/22/25	91,000,000	90,774,529

4.30% (4)	06/26/25	98,000,000	97,358,056

4.26% (4)	05/27/25	230,000,000	229,303,994

4.31% (4)	05/27/25	40,000,000	39,877,944

4.28% (4)	06/17/25	180,000,000	179,014,175

4.29% (4)	07/08/25	300,000,000	297,625,667

Total U.S. Treasury Securities

(Cost: $1,089,535,871)			1,089,535,871

Total Short Term Investments

(Cost: $2,588,637,538)			2,588,637,538

Total Investments (99.9%)

(Cost: $2,593,315,965)			2,593,315,965

Excess Of Other Assets Over Liabilities (0.1%)			2,749,402

Net Assets (100.0%)			$2,596,065,367

Notes to the Schedule of Investments:

SOFR	Secured Overnight Financing Rate.
(1)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(4)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Fair Valuation Summary	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short Term Investments
U.S. Treasury Securities	$1,089,535,871	$—	$—	$1,089,535,871
Repurchase Agreement	—	800,000,000	—	800,000,000
U.S. Government Agency Obligations	—	699,101,667	—	699,101,667
Money Market Investments	4,678,427	—	—	4,678,427

Total Short Term Investments	1,089,535,871	1,499,101,667	—	2,588,637,538

Total Investments	$1,094,214,298	$1,499,101,667	$—	$2,593,315,965

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments	April 30, 2025

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 97.4% of Net Assets

CORPORATE BONDS — 19.3%

Aerospace & Defense — 0.7%

Boeing Co.

5.81%	05/01/50		$345,000	$323,900

6.53%	05/01/34		680,000	732,149

General Electric Co.

5.06% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36		3,045,000	2,829,688

Lockheed Martin Corp.

4.80%	08/15/34		55,000	54,502

Northrop Grumman Corp.

5.20%	06/01/54		75,000	68,950

				4,009,189

Agriculture — 0.2%

Imperial Brands Finance PLC (United Kingdom)

3.88% (2)	07/26/29		35,000	33,776

Japan Tobacco, Inc.

5.25% (2)	06/15/30		1,110,000	1,148,317

				1,182,093

Airlines — 0.2%

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		1,112,941	1,104,794

Auto Manufacturers — 0.3%

Volkswagen Financial Services AG (Germany)

3.88% (3)	11/19/31	EUR	1,000,000	1,135,602

Volkswagen Group of America Finance LLC (Germany)

5.65% (2)	03/25/32	EUR	15,000	15,007

5.80% (2)	03/27/35		280,000	278,818

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (3),(4),(1)	09/06/32		EUR 300,000	380,574

				1,810,001

Banks — 5.6%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (1)	03/11/27		$3,625,000	3,536,840

1.73% (1 day USD SOFR + 0.960%) (1)	07/22/27		1,130,000	1,092,846

1.92% (1 day USD SOFR + 1.370%) (1)	10/24/31		345,000	297,683

2.50% (3 mo. USD Term SOFR + 1.252%) (1)	02/13/31		635,000	574,929

2.59% (1 day USD SOFR + 2.150%) (1)	04/29/31		135,000	121,955

2.69% (1 day USD SOFR + 1.320%) (1)	04/22/32		335,000	296,388

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.97% (1 day USD SOFR + 1.330%) (1)	02/04/33	$425,000	$373,936

5.47% (1 day USD SOFR + 1.650%) (1)	01/23/35	225,000	228,224

5.51% (1 day USD SOFR + 1.310%) (1)	01/24/36	365,000	370,249

Citigroup, Inc.

2.56% (1 day USD SOFR + 1.167%) (1)	05/01/32	35,000	30,593

3.06% (1 day USD SOFR + 1.351%) (1)	01/25/33	180,000	158,373

3.89% (3 mo. USD Term SOFR + 1.825%) (1)	01/10/28	45,000	44,545

5.33% (1 day USD SOFR + 1.465%) (1)	03/27/36	1,695,000	1,684,135

5.45% (1 day USD SOFR + 1.447%) (1)	06/11/35	630,000	631,468

Goldman Sachs Group, Inc.

1.43% (1 day USD SOFR + 0.798%) (1)	03/09/27	4,260,000	4,147,238

5.02% (1 day USD SOFR + 1.420%) (1)	10/23/35	1,375,000	1,332,334

5.54% (1 day USD SOFR + 1.380%) (1)	01/28/36	150,000	151,598

HSBC Holdings PLC (United Kingdom)

2.36% (1 day USD SOFR + 1.947%) (1)	08/18/31	930,000	817,135

JPMorgan Chase & Co.

1.05% (1 day USD SOFR + 0.800%) (1)	11/19/26	260,000	254,940

1.95% (1 day USD SOFR + 1.065%) (1)	02/04/32	1,540,000	1,322,567

2.74% (3 mo. USD Term SOFR + 1.510%) (1)	10/15/30	1,070,000	990,713

4.20% (3 mo. USD Term SOFR + 1.522%) (1)	07/23/29	935,000	927,997

4.95% (1 day USD SOFR + 1.340%) (1)	10/22/35	250,000	244,325

5.50% (1 day USD SOFR + 1.315%) (1)	01/24/36	385,000	391,814

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (1)	07/20/27	1,145,000	1,105,715

1.93% (1 day USD SOFR + 1.020%) (1)	04/28/32	180,000	151,715

2.51% (1 day USD SOFR + 1.200%) (1)	10/20/32	225,000	194,308

2.94% (1 day USD SOFR + 1.290%) (1)	01/21/33	225,000	197,512

3.77% (3 mo. USD Term SOFR + 1.402%) (1)	01/24/29	1,255,000	1,232,736

5.32% (1 day USD SOFR + 1.555%) (1)	07/19/35	40,000	39,850

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

5.59% (1 day USD SOFR + 1.418%) (1)	01/18/36		$925,000	$939,319

5.83% (1 day USD SOFR + 1.580%) (1)	04/19/35		220,000	227,467

PNC Financial Services Group, Inc.

5.68% (1 day USD SOFR + 1.902%) (1)	01/22/35		455,000	464,182

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (1)	06/14/27		491,000	474,036

2.47% (1 day USD SOFR + 1.220%) (1)	01/11/28		30,000	28,852

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (1)	02/01/34		400,000	388,760

5.68% (1 day USD SOFR + 1.860%) (1)	01/23/35		255,000	260,067

Wells Fargo & Co.

2.88% (3 mo. USD Term SOFR + 1.432%) (1)	10/30/30		150,000	139,077

3.35% (1 day USD SOFR + 1.500%) (1)	03/02/33		875,000	786,502

3.53% (1 day USD SOFR + 1.510%) (1)	03/24/28		2,245,000	2,207,464

3.58% (3 mo. USD Term SOFR + 1.572%) (1)	05/22/28		260,000	255,343

4.90% (1 day USD SOFR + 2.100%) (1)	07/25/33		1,045,000	1,027,005

5.21% (1 day USD SOFR + 1.380%) (1)	12/03/35		270,000	266,717

5.24% (1 day USD SOFR + 1.110%) (1)	01/24/31		770,000	786,085

				31,195,537

Beverages — 0.2%

Anheuser-Busch InBev SA (Belgium)

3.95% (3)	03/22/44	EUR	915,000	1,018,512

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		$1,185,000	1,031,270

3.27% (2)	11/15/40		235,000	169,111

				1,200,381

Commercial Services — 0.1%

AA Bond Co. Ltd. (United Kingdom)

8.45% (3)	07/31/50	GBP	215,000	305,529

Computers — 0.1%

Dell International LLC/EMC Corp.

5.00%	04/01/30		745,000	749,835

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services — 1.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		$2,785,000	$2,630,070

Air Lease Corp.

3.63%	12/01/27		400,000	390,652

4.63%	10/01/28		1,500,000	1,500,075

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		884,000	829,687

Blackrock, Inc.

3.75%	07/18/35		345,000	402,203

				5,752,687

Electric — 1.4%

Amprion GmbH (Germany)

0.63% (3)	09/23/33	EUR	300,000	270,566

4.00% (3)	05/21/44	EUR	200,000	223,367

Appalachian Power Co.

4.45%	06/01/45		$690,000	553,173

5.65%	04/01/34		1,025,000	1,041,031

Duke Energy Progress LLC

3.70%	10/15/46		1,000,000	747,800

5.05%	03/15/35		500,000	498,335

E.ON SE (Germany)

3.50% (3)	04/16/33	EUR	365,000	418,988

3.75% (3)	01/15/36	EUR	100,000	114,564

3.88% (3)	09/05/38	EUR	300,000	339,930

Elia Group SA (Belgium)

3.88% (3)	06/11/31	EUR	200,000	232,229

Eurogrid GmbH (Germany)

0.74% (3)	04/21/33	EUR	200,000	186,570

1.11% (3)	05/15/32		$200,000	196,564

Florida Power & Light Co.

5.70%	03/15/55		580,000	582,378

National Grid Electricity Transmission PLC (United Kingdom)

0.82% (3)	07/07/32	EUR	435,000	417,816

Scottish Hydro Electric Transmission PLC (United Kingdom)

3.38% (3)	09/04/32	EUR	100,000	114,096

Southern Co.

6.38% (5 yr. CMT + 2.069%)(1)	03/15/55		$1,100,000	1,122,132

TenneT Holding BV (Netherlands)

2.75% (3)	05/17/42	EUR	295,000	313,115

4.75% (3)	10/28/42	EUR	415,000	516,907

				7,889,561

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount		Value

Engineering & Construction — 0.2%

Cellnex Finance Co. SA (Spain)

2.00% (3)	09/15/32	EUR	100,000	$102,260

Heathrow Funding Ltd. (United Kingdom)

1.13% (3)	10/08/32	EUR	485,000	495,298

3.88% (3)	01/16/38	EUR	280,000	317,590

				915,148

Entertainment — 0.5%

La Francaise des Jeux SACA (France)

3.38% (3)	11/21/33	EUR	300,000	334,832

WarnerMedia Holdings, Inc.

4.28%	03/15/32		$200,000	171,334

5.05%	03/15/42		2,635,000	1,985,051

5.14%	03/15/52		509,000	349,851

				2,841,068

Food — 0.6%

ELO SACA (France)

6.00% (3)	03/22/29	EUR	300,000	316,853

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.00%	02/02/29		$240,000	225,864

6.50%	12/01/52		600,000	616,692

6.75%	03/15/34		882,000	957,711

Smithfield Foods, Inc.

2.63% (2)	09/13/31		1,565,000	1,328,935

				3,446,055

Gas — 0.2%

KeySpan Gas East Corp.

3.59% (2)	01/18/52		650,000	425,776

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	540,000	643,917

				1,069,693

Health Care-Products — 0.4%

American Medical Systems Europe BV

3.00%	03/08/31	EUR	780,000	881,753

Medtronic Global Holdings SCA

1.00%	07/02/31	EUR	495,000	500,187

1.75%	07/02/49	EUR	100,000	72,845

Medtronic, Inc.

3.65%	10/15/29		$185,000	217,617

Sartorius Finance BV (Germany)

4.50% (3)	09/14/32		100,000	118,896

Thermo Fisher Scientific Finance I BV

1.63%	10/18/41	EUR	110,000	89,522

Thermo Fisher Scientific, Inc.

1.88%	10/01/49		420,000	310,338

				2,191,158

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 1.1%

Centene Corp.

3.00%	10/15/30	$1,683,000	$1,477,943

Elevance Health, Inc.

5.20%	02/15/35	380,000	380,661

5.38%	06/15/34	435,000	441,382

Fresenius Medical Care U.S. Finance III, Inc.

1.88% (2)	12/01/26	1,000,000	958,300

HCA, Inc.

5.75%	03/01/35	740,000	747,496

Humana, Inc.

5.55%	05/01/35	1,125,000	1,116,754

UnitedHealth Group, Inc.

5.63%	07/15/54	745,000	717,338

			5,839,874

Insurance — 0.5%

Athene Global Funding

3.21% (2)	03/08/27	815,000	790,142

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	2,065,000	1,990,268

New York Life Insurance Co.

3.75% (2)	05/15/50	70,000	50,738

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47	130,000	104,659

			2,935,807

Lodging — 0.1%

Las Vegas Sands Corp.

6.00%	06/14/30	555,000	557,181

Media — 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52	1,250,000	795,388

Time Warner Cable LLC

4.50%	09/15/42	1,475,000	1,110,999

5.50%	09/01/41	1,213,000	1,038,910

			2,945,297

Oil & Gas — 0.0%

Petroleos Mexicanos

6.35%	02/12/48	145,000	93,474

6.75%	09/21/47	181,000	121,386

			214,860

Packaging & Containers — 0.4%

Amcor Flexibles North America, Inc.

5.10% (2)	03/17/30	235,000	237,286

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Amcor U.K. Finance PLC (Australia)

3.95%	05/29/32		$515,000	$588,447

Berry Global, Inc.

1.57%	01/15/26		1,000,000	975,070

4.88% (2)	07/15/26		270,000	269,571

				2,070,374

Pharmaceuticals — 0.9%

Bayer U.S. Finance II LLC (Germany)

4.38% (2)	12/15/28		1,023,000	1,003,829

4.88% (2)	06/25/48		1,930,000	1,521,419

CVS Health Corp.

4.78%	03/25/38		185,000	167,059

5.05%	03/25/48		1,115,000	949,144

5.70%	06/01/34		125,000	127,039

Johnson & Johnson

3.05%	02/26/33	EUR	480,000	547,751

3.55%	06/01/44	EUR	225,000	249,050

MSD Netherlands Capital BV

3.70%	05/30/44	EUR	480,000	524,223

				5,089,514

Pipelines — 0.4%

Energy Transfer LP

6.20%	04/01/55		$790,000	741,241

Southern Natural Gas Co. LLC

7.35%	02/15/31		1,380,000	1,516,151

				2,257,392

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (3)	05/04/28	EUR	315,000	337,394

LEG Immobilien SE (Germany)

1.50% (3)	01/17/34	EUR	100,000	92,279

Vonovia SE (Germany)

0.75% (3)	09/01/32	EUR	600,000	557,808

				987,481

REIT — 2.0%

American Assets Trust LP

3.38%	02/01/31		1,255,000	1,095,263

American Homes 4 Rent LP

3.38%	07/15/51		730,000	466,098

American Tower Corp. (REIT)

2.90%	01/15/30		750,000	694,620

CubeSmart LP

3.00%	02/15/30		317,000	293,580

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	560,000	564,131

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	465,000	$516,183

Extra Space Storage LP

2.40%	10/15/31		$475,000	406,011

3.90%	04/01/29		250,000	242,352

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		170,000	157,916

5.75%	06/01/28		1,600,000	1,624,960

Healthcare Realty Holdings LP

2.05%	03/15/31		164,000	136,825

Hudson Pacific Properties LP

3.25%	01/15/30		1,302,000	863,239

4.65%	04/01/29		100,000	71,704

Invitation Homes Operating Partnership LP

2.00%	08/15/31		496,000	416,243

5.50%	08/15/33		215,000	215,009

LXP Industrial Trust

2.38%	10/01/31		1,592,000	1,333,316

Prologis Euro Finance LLC

4.25%	01/31/43	EUR	450,000	496,560

Realty Income Corp. (REIT)

4.88%	07/06/30	EUR	690,000	844,086

Rexford Industrial Realty LP

2.15%	09/01/31		$25,000	20,894

VICI Properties LP/VICI Note Co., Inc.

3.88% (2)	02/15/29		325,000	311,974

4.13% (2)	08/15/30		41,000	38,727

				10,809,691

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (2)	01/25/31		140,000	141,980

Intel Corp.

3.05%	08/12/51		392,000	224,788

3.73%	12/08/47		800,000	545,632

5.60%	02/21/54		280,000	246,918

5.70%	02/10/53		160,000	143,349

				1,302,667

Software — 0.2%

Fiserv Funding ULC

4.00%	06/15/36		110,000	124,340

Oracle Corp.

3.60%	04/01/50		240,000	163,656

4.80%	08/03/28		575,000	582,653

				870,649

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount		Value

Telecommunications — 0.7%

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	695,000	$748,138

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29		$1,503,000	1,514,693

T-Mobile USA, Inc.

5.05%	07/15/33		1,495,000	1,485,791

				3,748,622

Water — 0.2%

Severn Trent Utilities Finance PLC (United Kingdom)

3.88% (3)	08/04/35	EUR	415,000	471,010

Suez SACA (France)

2.88% (3)	05/24/34	EUR	400,000	425,013

United Utilities Water Finance PLC (United Kingdom)

3.75% (3)	05/23/34	EUR	190,000	216,447

				1,112,470

Total Corporate Bonds

(Cost: $108,735,622)				107,423,120

MUNICIPAL BONDS — 0.5%

New York City Transitional Finance Authority Future Tax Secured Revenue

2.00%	08/01/35		1,000,000	763,777

Regents of the University of California Medical Center

Pooled Revenue, Revenue Bond

3.26%	05/15/60		3,060,000	1,917,099

Total Municipal Bonds

(Cost: $3,999,058)				2,680,876

ASSET-BACKED SECURITIES — 6.9%

AGL CLO 7 Ltd. Series 2020-7A, Class BR

6.22% (3 mo. USD Term SOFR + 1.962%) (1),(2)	07/15/34		1,500,000	1,501,461

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (2)	08/15/46		1,372,000	1,316,374

Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3

5.41% (3 mo. USD Term SOFR + 1.140%) (1),(2)	01/20/37		1,790,000	1,777,465

ARES LXII CLO Ltd. Series 2021-62A, Class B

6.19% (3 mo. USD Term SOFR + 1.912%) (1),(2)	01/25/34		1,500,000	1,500,963

Barings CLO Ltd. Series 2018-4A, Class A1R

5.41% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/30		1,933,327	1,932,693

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Clover CLO LLC Series 2018- 1A, Class A1RR

5.80% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/37	$4,190,000	$4,195,954

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.47% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	1,636,994	1,636,427

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.42% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	664,532	664,534

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (2)	01/17/73	881,513	835,750

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (2)	01/17/73	1,022,313	930,068

LCM 37 Ltd. Series 37A, Class A1R

5.32% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	2,600,000	2,593,729

LCM Loan Income Fund I Ltd. Series 1A, Class B

5.98% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31	50,000	50,076

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A

5.68% (3 mo. USD Term SOFR + 1.412%) (1),(2)	04/19/33	3,922,433	3,925,751

Navient Private Education Refi Loan Trust Series 2021-GA, Class A

1.58% (2)	04/15/70	2,176,083	1,958,553

Palmer Square CLO Ltd. Series 2019-1A, Class A1R

5.73% (3 mo. USD Term SOFR + 1.412%) (1),(2)	11/14/34	1,700,000	1,700,585

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	3,793,821	3,538,627

SLM Student Loan Trust Series 2003-7A, Class A5A

5.84% (90 day USD SOFR Average + 1.462%) (1),(2)	12/15/33	1,077,299	1,058,051

SLM Student Loan Trust Series 2008-2, Class B

5.82% (90 day USD SOFR Average + 1.462%) (1)	01/25/83	710,000	739,898

SLM Student Loan Trust Series 2008-3, Class B

5.82% (90 day USD SOFR Average + 1.462%) (1)	04/26/83	710,000	714,935

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-4, Class A4

6.27% (90 day USD SOFR Average + 1.912%) (1)	07/25/22	$1,307,274	$1,311,402

SLM Student Loan Trust Series 2008-4, Class B

6.47% (90 day USD SOFR Average + 2.112%) (1)	04/25/73	710,000	751,091

SLM Student Loan Trust Series 2008-5, Class B

6.47% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	710,000	748,531

SLM Student Loan Trust Series 2008-6, Class B

6.47% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	703,006

SLM Student Loan Trust Series 2008-7, Class B

6.47% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	718,677

Voya CLO Ltd. Series 2016-3A, Class A1R2

5.42% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/18/31	1,557,422	1,556,624

Total Asset-Backed Securities

(Cost: $38,579,806)			38,361,225

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.3% (Cost: $1,674,741)

Federal National Mortgage Association, Pool #AN0245

3.42%	11/01/35	1,586,257	1,515,700

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.0%

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A

5.51% (1 mo. USD Term SOFR + 1.184%) (1),(2)	08/15/34	956,263	955,423

BAMLL Commercial Mortgage Securities Trust Series 2018- PARK, Class A

4.23% (2),(6)	08/10/38	1,930,000	1,872,524

BX Trust Series 2019-OC11, Class A

3.20% (2)	12/09/41	1,485,000	1,379,614

BXHPP Trust Series 2021-FILM, Class A

5.09% (1 mo. USD Term SOFR + 0.764%) (1),(2)	08/15/36	3,000,000	2,872,393

CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3

2.56%	03/15/53	3,004,000	2,702,715

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (2)	07/10/39	2,185,000	2,038,084

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (2),(6)	12/10/41	$1,180,000	$1,085,732

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39	1,160,000	1,090,055

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (2)	09/15/54	1,495,000	1,337,443

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (2),(6)	01/05/43	1,710,000	1,487,154

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(6)	01/05/43	70,000	61,971

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $17,823,388)			16,883,108

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 37.2%

Federal Home Loan Mortgage Corp., Pool #A97179

4.50%	03/01/41	800,257	795,494

Federal Home Loan Mortgage Corp., Pool #G06360

4.00%	03/01/41	922,132	897,090

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	628,222	611,204

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	407,204	396,154

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	541,188	506,715

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	1,009,296	898,993

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	1,627,393	1,500,058

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	1,957,343	1,743,431

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	1,100,345	1,014,249

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	1,570,795	1,399,127

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	438,598	404,280

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	1,516,168	1,350,471

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	1,523,097	1,356,642

Federal Home Loan Mortgage Corp., Pool #G08792

3.50%	12/01/47	1,202,954	1,106,688

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08816

3.50%	06/01/48	$223,082	$204,532

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	201,765	201,494

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	788,670	767,025

Federal Home Loan Mortgage Corp., Pool #G60038

3.50%	01/01/44	774,548	726,634

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	392,480	374,501

Federal Home Loan Mortgage Corp., Pool #G67706

3.50%	12/01/47	457,195	421,367

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	5,056,858	4,681,736

Federal Home Loan Mortgage Corp., Pool #G67718

4.00%	01/01/49	1,157,365	1,098,474

Federal Home Loan Mortgage Corp., Pool #Q05261

3.50%	12/01/41	781,803	736,155

Federal Home Loan Mortgage Corp., Pool #Q20178

3.50%	07/01/43	1,541,631	1,443,551

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	3,535,333	3,127,279

Federal Home Loan Mortgage Corp., Pool #SD8178

2.50%	11/01/51	4,748,343	3,962,485

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	2,507,720	2,405,592

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	942,299	838,222

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	787,993	746,988

Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ

6.50%	04/15/32	39,231	40,907

Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)

4.91% (30 day USD SOFR Average + 0.564%) (1)	02/15/33	112,863	111,914

Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)

4.50%	08/15/33	32,872	33,015

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.296%) (1)	05/15/37	2,985	177

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

13.85% (-30 day USD SOFR Average + 42.091%) (1)	07/15/37	$133,012	$185,268

Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC

5.50%	07/15/37	114,531	117,795

Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.296%) (1)	10/15/37	172,062	18,355

Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL

5.16% (30 day USD SOFR Average + 0.814%) (1)	11/15/37	42,175	41,951

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

1.44% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	754,759	48,980

Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)

2.19% (-30 day USD SOFR Average + 6.536%) (1)	04/15/36	243,007	22,564

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	374,529	331,387

Federal National Mortgage Association, Pool #596686

6.50%	11/01/31	4,720	4,941

Federal National Mortgage Association, Pool #727575

5.00%	06/01/33	9,985	10,191

Federal National Mortgage Association, Pool #748751

5.50%	10/01/33	28,730	29,610

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	228,910	227,270

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	208,227	218,550

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	426,866	404,668

Federal National Mortgage Association, Pool #BN7755

3.00%	09/01/49	2,274,075	2,011,598

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	7,927,580	6,306,957

Federal National Mortgage Association, Pool #BV7937

4.00%	08/01/52	4,574,150	4,271,697

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	3,604,632	3,129,460

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #BX8625

5.00%	04/01/53	$6,002,895	$5,890,672

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	1,066,617	1,036,070

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	741,169	719,943

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	594,602	577,573

Federal National Mortgage Association, Pool #CB0290

2.00%	04/01/51	6,521,219	5,214,050

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	6,094,889	5,131,681

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	6,671,720	5,604,960

Federal National Mortgage Association, Pool #CB3289

2.00%	04/01/52	8,652,461	6,919,047

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	228,538	209,753

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	1,522,214	1,346,518

Federal National Mortgage Association, Pool #FS4233

4.50%	12/01/52	5,825,735	5,586,679

Federal National Mortgage Association, Pool #FS4701

4.50%	04/01/53	5,808,621	5,562,828

Federal National Mortgage Association, Pool #FS6953

4.00%	02/01/53	4,544,838	4,245,027

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	474,319	457,799

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	855,738	823,223

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	1,255,718	1,224,932

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	260,166	239,029

Federal National Mortgage Association, Pool #MA4093

2.00%	08/01/40	3,531,375	3,057,869

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	6,603,382	5,273,059

Federal National Mortgage Association, Pool #MA4387

2.00%	07/01/41	506,288	434,562

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4465

2.00%	11/01/51	$1,955,607	$1,555,641

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	6,162,599	5,138,858

Federal National Mortgage Association, Pool #MA4655

4.00%	07/01/52	4,110,156	3,839,020

Federal National Mortgage Association, Pool #MA5138

5.50%	09/01/53	3,217,460	3,217,829

Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O)

2.00%	09/25/51	2,794,184	367,518

Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O)

2.00%	07/25/50	2,416,740	310,550

Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O)

2.00%	03/25/52	5,926,415	775,235

Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O)

2.00%	07/25/51	7,008,509	910,641

Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F)

12.19% (-30 day USD SOFR Average + 27.424%) (1)	03/25/30	15,071	15,984

Federal National Mortgage Association REMICS Series 2001-34, Class FV

4.97% (30 day USD SOFR Average + 0.614%) (1)	08/25/31	32,645	32,490

Federal National Mortgage Association REMICS Series 2007-89, Class GF

4.99% (30 day USD SOFR Average + 0.634%) (1)	09/25/37	179,598	178,200

Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)

2.38% (-30 day USD SOFR Average + 6.736%) (1)	04/25/38	36,274	4,517

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

1.73% (-30 day USD SOFR Average + 6.086%) (1)	07/25/38	42,035	3,131

Federal National Mortgage Association REMICS Series 2009-64, Class TB

4.00%	08/25/29	263,093	260,798

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)

2.28% (-30 day USD SOFR Average + 6.636%) (1)	09/25/39	$29,244	$3,439

Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)

1.86% (-30 day USD SOFR Average + 6.216%) (1)	03/25/40	415,182	44,279

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	938,278	912,171

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	721,550	642,261

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	536,829	477,849

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.97% (30 day USD SOFR Average + 0.614%) (1)	01/25/50	1,317,186	1,299,056

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	20,155,438	2,597,383

Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)

5.75% (7)	08/25/34	475,122	477,597

Government National Mortgage Association, Pool #608259

4.50%	08/15/33	10,915	10,965

Government National Mortgage Association, Pool #782114

5.00%	09/15/36	43,642	44,633

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	724,304	668,151

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	705,390	647,823

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	313,728	281,983

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	686,056	630,067

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	991,365	910,460

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	$236,945	$238,375

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	554,517	557,863

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	173,401	174,161

Government National Mortgage Association, Pool #MA4777

3.00%	10/20/47	225,680	202,250

Government National Mortgage Association, Pool #MA4836

3.00%	11/20/47	880,229	788,843

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	517,713	489,660

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	882,442	834,225

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	625,052	590,899

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,233,119	1,204,457

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	42,934	40,549

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	75,079	73,334

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	67,951	61,409

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	489,458	427,666

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	4,665,173	4,493,402

Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)

2.04% (-1 mo. USD Term SOFR + 6.356%) (1)	03/20/38	119,364	13,171

Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)

1.77% (-1 mo. USD Term SOFR + 6.086%) (1)	09/20/38	458,560	46,355

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)

1.32% (-1 mo. USD Term SOFR + 5.636%) (1)	01/20/40	$688,766	$63,015

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	626,586	572,095

Government National Mortgage Association REMICS Series 2023-134, Class F

5.35% (30 day USD SOFR Average + 1.000%) (1)	08/20/53	674,282	670,287

Government National Mortgage Association REMICS Series 2024-30, Class CF

5.60% (30 day USD SOFR Average + 1.250%) (1)	02/20/54	947,115	945,106

Government National Mortgage Association REMICS Series 2024-97, Class FW

5.50% (30 day USD SOFR Average + 1.150%) (1)	06/20/54	210,786	208,818

Government National Mortgage Association, TBA

2.50% (8)	12/01/51	7,700,000	6,561,828

4.00% (8)	05/01/52	4,700,000	4,374,386

4.50% (8)	09/01/54	2,825,000	2,703,411

5.00% (8)	02/01/55	6,625,000	6,497,889

5.50% (8)	02/01/55	4,125,000	4,122,022

Uniform Mortgage-Backed Security, TBA

2.00% (8)	11/01/51	3,225,000	2,558,863

2.50% (8)	11/01/51	3,075,000	2,557,072

3.00% (8)	01/01/52	2,725,000	2,363,323

3.50% (8)	02/01/52	8,100,000	7,309,237

4.00% (8)	03/01/52	2,125,000	1,979,974

4.50% (8)	07/01/54	5,825,000	5,570,290

5.00% (8)	07/01/54	4,325,000	4,234,519

5.50% (8)	01/01/55	4,325,000	4,315,411

Total Residential Mortgage-Backed Securities — Agency

(Cost: $213,888,712)			206,941,854

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.8%

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (2)	07/25/59	1,246,740	1,208,731

Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5

2.50% (2),(6)	11/25/51	3,359,331	3,011,347

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2

5.75% (7)	08/25/35	$114,392	$97,770

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

4.73% (1 mo. USD Term SOFR + 0.404%) (1),(2)	09/25/36	4,678,637	4,502,138

CSMC Trust Series 2018-RPL9, Class A

3.85% (2),(6)	09/25/57	1,851,875	1,791,624

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(6)	05/25/67	2,840,658	2,829,203

Fremont Home Loan Trust Series 2005-E, Class 2A4

5.10% (1 mo. USD Term SOFR + 0.774%) (1)	01/25/36	3,322,967	3,188,650

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (2)	10/25/57	1,339,749	1,312,508

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6

2.50% (2),(6)	12/25/51	3,222,664	2,868,430

GSAA Home Equity Trust Series 2005-11, Class 2A2

5.08% (1 mo. USD Term SOFR + 0.754%) (1)	10/25/35	264,182	283,616

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.92% (1 mo. USD Term SOFR + 0.594%) (1)	04/25/35	416,064	330,657

JPMorgan Mortgage Trust Series 2021-14, Class A3

2.50% (2),(6)	05/25/52	4,348,948	3,544,950

JPMorgan Mortgage Trust Series 2021-INV3, Class A3

2.50% (2),(6)	12/25/51	6,141,593	5,462,835

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (2),(6)	12/25/51	4,669,981	4,305,610

JPMorgan Mortgage Trust Series 2022-1, Class A3

2.50% (2),(6)	07/25/52	7,655,753	6,246,534

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1

5.36% (1 mo. USD Term SOFR + 1.029%) (1)	07/25/34	393,869	396,028

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A

5.64% (6)	04/25/34	56,225	54,557

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3

5.27% (1 mo. USD Term SOFR + 0.939%) (1)	07/25/35	5,000,000	4,749,983

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Starwood Mortgage Residential Trust Series 2021-3, Class A1

1.13% (2),(6)	06/25/56	$1,872,422	$1,584,633

Structured Asset Investment Loan Trust Series 2004-6, Class A3

5.24% (1 mo. USD Term SOFR + 0.914%) (1)	07/25/34	1,235,541	1,263,740

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

4.96% (1 mo. USD Term SOFR + 0.634%) (1)	11/25/45	3,386,410	3,173,596

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2

5.07% (6)	03/25/35	375,671	368,845

Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1

6.00% (7)	07/25/37	36,700	33,815

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33

5.44% (1 mo. USD Term SOFR + 1.114%) (1)	10/25/34	1,938,157	1,968,497

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $56,142,393)			54,578,297

U.S. TREASURY SECURITIES — 20.3%

U.S. Treasury Bonds

4.63%	02/15/55	4,420,000	4,376,836

4.75%	02/15/45	34,700,000	34,954,828

U.S. Treasury Inflation-Indexed Notes

2.13%	01/15/35	8,577,741	8,735,726

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

U.S. Treasury Notes

3.75%	04/30/27	$4,629,000	$4,643,285

3.88%	04/30/30	30,799,000	31,026,383

4.00%	04/30/32	18,755,000	18,841,449

4.63%	02/15/35	10,240,000	10,626,400

Total U.S. Treasury Securities

(Cost: $112,371,494)			113,204,907

FOREIGN GOVERNMENT BONDS — 0.1% (Cost: $495,878)

Israel Government International Bonds

5.38%	02/19/30	500,000	504,945

Total Fixed Income Securities

(Cost: $553,711,092)			542,094,032

PURCHASED OPTIONS (9) (0.1%)

(Cost: $224,017)			301,632

		Shares

MONEY MARKET INVESTMENTS — 12.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.29% (10)		5,983,209	5,983,209

TCW Central Cash Fund,

4.34% (10),(11)		63,600,658	63,600,658

Total Money Market Investments

(Cost: $69,583,867)			69,583,867

Total Investments (110.0%)

(Cost: $623,518,976)			611,979,531

Liabilities In Excess Of Other Assets (-10.0%)			(55,729,944)

Net Assets (100.0%)			$556,249,587

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
935	2-Year U.S. Treasury Note Futures	06/30/25	$192,871,900	$194,618,790	$1,746,890
333	5-Year U.S. Treasury Note Futures	06/30/25	35,896,923	36,362,039	465,116
82	U.S. Ultra Long Bond Futures	06/18/25	9,737,661	9,924,562	186,901

			$238,506,484	$240,905,391	$2,398,907

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
11	10-Year U.S. Treasury Note Futures	06/18/25	$(1,230,433)	$(1,262,078)	$(31,645)
16	30-Year Euro-Buxl Future	06/6/25	(2,198,652)	(2,257,131)	(58,479)
27	Euro-Bobl Future	06/6/25	(3,603,886)	(3,671,713)	(67,827)
64	Euro-Bund Future	06/6/25	(9,404,895)	(9,587,257)	(182,362)

			$(16,437,866)	$(16,778,179)	$(340,313)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Goldman Sachs & Co.	EUR	526,370	07/11/25	$598,983	$600,838	$1,855
Citibank N.A.	EUR	734,240	07/11/25	840,678	838,116	(2,562)

				$1,439,661	$1,438,954	$(707)

SELL (13)
Goldman Sachs & Co.	EUR	3,581,000	07/11/25	3,955,120	4,087,622	(132,502)
Citibank N.A.	EUR	13,502,000	07/11/25	14,656,893	15,412,184	(755,291)
Goldman Sachs & Co.	GBP	231,000	07/11/25	299,337	308,627	(9,290)

				$18,911,350	$19,808,433	$(897,083)

PURCHASED SWAPTIONS — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
1-Year 2-Year Interest Rate Swap	Goldman Sachs International	3.57%	12/31/25	$39,390,000	$39,390,000	$145,995	$122,109	$23,886
1-Year 5-Year Interest Rate Swap	JPMorgan Chase Bank	3.74%	12/31/25	16,775,000	16,775,000	155,637	101,908	53,729

						$301,632	$224,017	$77,615

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2025

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $96,178,277 or 17.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $11,926,795 or 2.1% of net assets.
(4)	Perpetual maturity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(11)	Affiliated issuer.
(12)	Fund buys foreign currency, sells USD.
(13)	Fund sells foreign currency, buys USD.

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$58,589,783	$904,270,875	$899,260,000	63,600,658	$63,600,658	$1,815,630	$—	$—	$—

Total					$63,600,658	$1,815,630	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$204,344,471	$2,597,383	$206,941,854
U.S. Treasury Securities	104,469,181	8,735,726	—	113,204,907
Corporate Bonds	—	107,423,120	—	107,423,120
Residential Mortgage-Backed Securities — Non-Agency	—	54,578,297	—	54,578,297
Asset-Backed Securities	—	34,822,598	3,538,627	38,361,225
Commercial Mortgage-Backed Securities — Non-Agency	—	16,883,108	—	16,883,108
Municipal Bonds	—	2,680,876	—	2,680,876
Commercial Mortgage-Backed Securities — Agency	—	1,515,700	—	1,515,700
Foreign Government Bonds	—	504,945	—	504,945

Total Fixed Income Securities	104,469,181	431,488,841	6,136,010	542,094,032

Money Market Investments	69,583,867	—	—	69,583,867

Purchased Options	—	301,632	—	301,632

Total Investments	$174,053,048	$431,790,473	$6,136,010	$611,979,531

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,855	—	1,855
Futures Contracts
Interest Rate Risk	2,398,907	—	—	2,398,907

Total	$176,451,955	$431,792,328	$6,136,010	$614,380,293

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(340,313)	$—	$—	$(340,313)
Forward Currency Contracts
Foreign Currency Risk	—	(899,645)	—	(899,645)

Total	$(340,313)	$(899,645)	$—	$(1,239,958)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 105.5% of Net Assets

CORPORATE BONDS — 16.2%

Aerospace & Defense — 0.7%

Boeing Co.

6.53%	05/01/34	$10,000	$10,767

General Electric Co.

5.06% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36	100,000	92,929

TransDigm, Inc.

6.00% (2)	01/15/33	41,000	40,958

			144,654

Airlines — 0.3%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	65,783	61,688

Auto Manufacturers — 0.3%

Volkswagen Group of America Finance LLC (Germany)

5.80% (2)	03/27/35	50,000	49,789

Banks — 3.3%

Bank of America Corp.

2.30% (1 day USD SOFR + 1.220%) (1)	07/21/32	75,000	64,491

Citigroup, Inc.

3.06% (1 day USD SOFR + 1.351%) (1)	01/25/33	5,000	4,399

5.33% (1 day USD SOFR + 1.465%) (1)	03/27/36	55,000	54,647

Goldman Sachs Group, Inc.

2.65% (1 day USD SOFR + 1.246%) (1)	10/21/32	20,000	17,363

5.02% (1 day USD SOFR + 1.420%) (1)	10/23/35	50,000	48,448

5.54% (1 day USD SOFR + 1.380%) (1)	01/28/36	15,000	15,160

JPMorgan Chase & Co.

2.07% (1 day USD SOFR + 1.015%) (1)	06/01/29	20,000	18,663

2.55% (1 day USD SOFR + 1.180%) (1)	11/08/32	10,000	8,726

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28	181,000	198,754

Morgan Stanley

2.24% (1 day USD SOFR + 1.178%) (1)	07/21/32	5,000	4,262

5.32% (1 day USD SOFR + 1.555%) (1)	07/19/35	100,000	99,624

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (1)	06/12/29	$30,000	$30,936

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (1)	02/01/29	30,000	30,105

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (1)	06/02/28	60,000	57,529

2.57% (3 mo. USD LIBOR + 1.000%) (1)	02/11/31	5,000	4,526

5.50% (1 day USD SOFR + 1.780%) (1)	01/23/35	10,000	10,074

			667,707

Chemicals — 0.6%

International Flavors & Fragrances, Inc.

1.80%	09/25/26	100,000	112,069

Commercial Services — 0.2%

Grand Canyon University

5.13%	10/01/28	20,000	18,860

Upbound Group, Inc.

6.38% (2)	02/15/29	15,000	14,178

Valvoline, Inc.

3.63% (2)	06/15/31	10,000	8,765

			41,803

Computers — 0.3%

Dell International LLC/EMC Corp.

5.00%	04/01/30	50,000	50,325

Cosmetics/Personal Care — 0.1%

Opal Bidco SAS (France)

6.50% (2)	03/31/32	5,000	5,009

Prestige Brands, Inc.

3.75% (2)	04/01/31	22,000	19,894

			24,903

Diversified Financial Services — 1.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	20,000	19,351

3.88%	01/23/28	10,000	9,791

Air Lease Corp.

5.85%	12/15/27	20,000	20,609

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27	24,000	22,525

Blackrock, Inc.

3.75%	07/18/35	100,000	116,581

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

GGAM Finance Ltd. (Ireland)

8.00% (2)	02/15/27	$15,000	$15,396

			204,253

Electric — 1.4%

Alabama Power Co.

5.10%	04/02/35	20,000	20,093

Alpha Generation LLC

6.75% (2)	10/15/32	5,000	5,110

Amprion GmbH (Germany)

0.63% (3)	09/23/33	100,000	90,188

E.ON SE (Germany)

4.00% (3)	01/16/40	25,000	28,322

Florida Power & Light Co.

5.30%	06/15/34	20,000	20,536

National Grid Electricity Transmission PLC (United Kingdom)

0.82% (3)	07/07/32	100,000	96,050

Oncor Electric Delivery Co. LLC

5.35% (2)	04/01/35	30,000	30,414

			290,713

Engineering & Construction — 0.0%

Artera Services LLC

8.50% (2)	02/15/31	5,000	4,750

Entertainment — 0.4%

Caesars Entertainment, Inc.

8.13% (2)	07/01/27	10,000	10,041

WarnerMedia Holdings, Inc.

5.05%	03/15/42	10,000	7,534

5.14%	03/15/52	85,000	58,423

			75,998

Food — 0.4%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

4.38%	02/02/52	20,000	15,413

6.50%	12/01/52	25,000	25,695

Pilgrim’s Pride Corp.

4.25%	04/15/31	37,000	35,075

Post Holdings, Inc.

4.63% (2)	04/15/30	12,000	11,339

			87,522

Gas — 0.0%

Venture Global Plaquemines LNG LLC

7.50% (2)	05/01/33	5,000	5,136

Health Care-Products — 0.5%

Bausch & Lomb Corp.

8.38% (2)	10/01/28	8,000	8,360

Issues	Maturity Date	Principal Amount	Value

Health Care-Products (Continued)

Medline Borrower LP

5.25% (2)	10/01/29	$10,000	$9,510

Thermo Fisher Scientific Finance I BV

1.63%	10/18/41	100,000	81,383

			99,253

Health Care-Services — 0.4%

HAH Group Holding Co. LLC

9.75% (2)	10/01/31	2,000	1,923

HCA, Inc.

5.75%	03/01/35	20,000	20,202

Humana, Inc.

5.55%	05/01/35	10,000	9,927

Kedrion SpA (Italy)

6.50% (2)	09/01/29	11,000	10,547

ModivCare, Inc.

5.00% (2),(4)	10/01/29	22,050	6,835

Molina Healthcare, Inc.

6.25% (2)	01/15/33	5,000	4,971

Star Parent, Inc.

9.00% (2)	10/01/30	5,000	5,062

Tenet Healthcare Corp.

4.38%	01/15/30	5,000	4,745

UnitedHealth Group, Inc.

5.15%	07/15/34	20,000	20,071

			84,283

Household Products/Wares — 0.1%

Central Garden & Pet Co.

4.13%	10/15/30	6,000	5,505

Spectrum Brands, Inc.

3.88% (2)	03/15/31	23,000	18,993

			24,498

Insurance — 0.2%

Athene Global Funding

1.99% (2)	08/19/28	10,000	9,178

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	30,000	28,914

			38,092

Internet — 0.9%

Alibaba Group Holding Ltd. (China)

2.13%	02/09/31	50,000	43,862

Alphabet, Inc.

3.00%	05/06/33	100,000	113,235

Snap, Inc.

6.88% (2)	03/01/33	20,000	19,982

			177,079

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	$9,000	$8,484

9.75%	01/15/29	5,000	4,939

			13,423

Lodging — 0.0%

MGM Resorts International

6.50%	04/15/32	5,000	4,933

Media — 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.

4.75% (2)	03/01/30	5,000	4,729

Charter Communications Operating LLC/Charter Communications Operating Capital

5.38%	05/01/47	76,000	61,802

CSC Holdings LLC

6.50% (2)	02/01/29	45,000	36,828

Sirius XM Radio LLC

3.88% (2)	09/01/31	25,000	21,460

VZ Secured Financing BV (Netherlands)

5.00% (2)	01/15/32	23,000	20,082

			144,901

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (2)	10/15/30	10,000	10,192

Oil & Gas — 0.0%

Transocean Titan Financing Ltd.

8.38% (2)	02/01/28	1,810	1,794

Oil & Gas Services — 0.0%

USA Compression Partners LP/USA Compression Finance Corp.

6.88%	09/01/27	5,000	4,969

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

5.50% (2)	03/17/35	50,000	49,863

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (2)	08/15/26	5,000	4,421

			54,284

Pharmaceuticals — 1.2%

1261229 BC Ltd.

10.00% (2)	04/15/32	5,000	4,906

Bayer U.S. Finance II LLC (Germany)

4.63% (2)	06/25/38	51,000	43,762

4.88% (2)	06/25/48	10,000	7,883

CVS Health Corp.

5.05%	03/25/48	25,000	21,281

5.70%	06/01/34	15,000	15,245

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

6.75% (5 yr. CMT + 2.516%) (1)	12/10/54	$20,000	$19,920

Grifols SA (Spain)

4.75% (2)	10/15/28	15,000	13,975

MSD Netherlands Capital BV

3.70%	05/30/44	100,000	109,213

			236,185

Pipelines — 0.1%

Energy Transfer LP

6.55%	12/01/33	3,000	3,160

Venture Global LNG, Inc.

7.00% (2)	01/15/30	4,000	3,773

8.13% (2)	06/01/28	2,000	1,989

9.00% (5 yr. CMT + 5.440%) (1),(2),(5)	09/30/29	7,000	6,016

9.88% (2)	02/01/32	5,000	5,090

			20,028

Real Estate — 0.4%

Vonovia SE (Germany)

1.50% (3)	06/14/41	100,000	74,947

REIT — 1.0%

American Assets Trust LP

3.38%	02/01/31	40,000	34,909

American Homes 4 Rent LP

2.38%	07/15/31	35,000	30,198

American Tower Corp.

2.70%	04/15/31	20,000	17,791

GLP Capital LP/GLP Financing II, Inc.

5.38%	04/15/26	10,000	9,976

5.75%	06/01/28	5,000	5,078

Healthcare Realty Holdings LP

3.10%	02/15/30	40,000	36,736

Hudson Pacific Properties LP

3.25%	01/15/30	25,000	16,575

3.95%	11/01/27	11,000	9,561

LXP Industrial Trust

2.70%	09/15/30	20,000	17,622

VICI Properties LP

5.13%	05/15/32	2,000	1,963

VICI Properties LP/VICI Note Co., Inc.

5.75% (2)	02/01/27	30,000	30,379

			210,788

Retail — 0.4%

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (2)	04/01/26	10,000	9,733

5.88% (2)	04/01/29	25,000	21,715

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

McDonald’s Corp.

4.70%	12/09/35		$30,000	$29,182

Michaels Cos., Inc.

5.25% (2)	05/01/28		23,000	12,089

				72,719

Semiconductors — 0.1%

Intel Corp.

3.25%	11/15/49		30,000	18,332

Software — 0.3%

Cloud Software Group, Inc.

8.25% (2)	06/30/32		5,000	5,222

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (2)	05/01/29		3,000	2,914

Open Text Corp. (Canada)

6.90% (2)	12/01/27		5,000	5,143

Oracle Corp.

4.80%	08/03/28		15,000	15,200

Paychex, Inc.

5.35%	04/15/32		40,000	40,665

				69,144

Telecommunications — 0.4%

Altice Financing SA (Luxembourg)

5.75% (2)	08/15/29		5,000	3,682

Frontier Communications Holdings LLC

5.88% (2)	10/15/27		6,000	5,998

8.63% (2)	03/15/31		10,000	10,612

T-Mobile USA, Inc.

2.63%	04/15/26		55,000	54,025

5.05%	07/15/33		5,000	4,969

				79,286

Total Corporate Bonds

(Cost: $3,307,093)				3,260,440

MUNICIPAL BONDS — 0.2%

County of Miami-Dade Aviation Revenue, Revenue Bond

2.86%	10/01/35		50,000	41,264

Total Municipal Bonds

(Cost: $50,667)				41,264

FOREIGN GOVERNMENT BONDS — 44.4%

Australia Government Bonds

2.75% (3)	11/21/29	AUD	253,000	157,166

3.50% (3)	12/21/34	AUD	151,000	92,012

4.75% (3)	04/21/27	AUD	93,000	61,200

Bonos de la Tesoreria de la Republica en pesos

5.00% (3)	10/01/28	CLP	30,000,000	31,146

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/31	BRL	2,010,000	$303,979

Bundesobligation

2.40% (3)	04/18/30	EUR	39,000	45,190

Bundesrepublik Deutschland Bundesanleihe

2.50% (3)	08/15/54	EUR	158,000	166,220

Canada Government Bonds

1.25%	03/01/27	CAD	293,000	207,503

2.75%	12/01/55	CAD	84,000	53,106

China Development Bank

2.77%	10/24/32	CNY	410,000	60,464

3.09%	06/18/30	CNY	1,530,000	225,179

3.48%	01/08/29	CNY	200,000	29,318

China Government Bonds

1.92%	01/15/55	CNY	1,060,000	147,279

2.35%	02/25/34	CNY	920,000	133,601

2.85%	06/04/27	CNY	810,000	114,783

3.02%	05/27/31	CNY	200,000	29,892

3.13%	11/21/29	CNY	2,650,000	392,235

Colombia TES Series B

7.00%	06/30/32	COP	105,300,000	19,385

Czech Republic Government Bonds

4.50%	11/11/32	CZK	670,000	31,848

European Union

0.00% (3),(6)	07/04/29	EUR	150,000	155,441

1.63% (3)	12/04/29	EUR	87,000	96,056

2.75% (3)	02/04/33	EUR	102,000	116,247

French Republic Government Bonds OAT

0.50% (3)	06/25/44	EUR	55,000	35,842

1.00% (3)	05/25/27	EUR	395,000	441,226

2.75% (3)	02/25/30	EUR	49,000	56,597

3.00% (3)	11/25/34	EUR	245,000	276,111

3.25% (3)	05/25/55	EUR	95,000	95,845

Hungary Government Bonds

3.00%	08/21/30	HUF	2,250,000	5,393

Indonesia Treasury Bonds

6.63%	05/15/33	IDR	754,000,000	44,905

6.88%	04/15/29	IDR	811,000,000	49,434

Israel Government Bonds — Fixed

1.30%	04/30/32	ILS	116,000	26,369

Italy Buoni Poliennali Del Tesoro

3.45% (3)	07/15/27	EUR	128,000	150,080

3.85% (3)	02/01/35	EUR	145,000	170,064

Japan Government Ten Year Bonds

1.20%	12/20/34	JPY	74,050,000	515,412

Japan Government Thirty Year Bonds

0.40%	03/20/50	JPY	40,600,000	176,034

1.80%	03/20/54	JPY	29,500,000	172,206

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Korea Treasury Bonds

1.88%	03/10/51	KRW	97,920,000	$61,107

2.00%	06/10/31	KRW	279,800,000	191,381

Malaysia Government Bonds

4.64%	11/07/33	MYR	338,000	84,205

Mexico Bonos

8.00%	07/31/53	MXN	600,000	24,882

8.50%	03/01/29	MXN	620,000	31,492

Netherlands Government Bonds

2.50% (3)	07/15/34	EUR	35,000	39,453

New Zealand Government Bonds

4.25%	05/15/34	NZD	46,000	27,114

4.50%	05/15/30	NZD	22,000	13,476

Norway Government Bonds

3.63% (3)	04/13/34	NOK	279,000	26,481

Peru Government International Bonds

7.30% (3)	08/12/33	PEN	51,000	14,913

Portugal Obrigacoes do Tesouro OT

2.88% (3)	10/20/34	EUR	72,000	81,632

Province of Ontario

4.05%	02/02/32	CAD	209,000	158,588

Republic of Poland Government Bonds

1.75%	04/25/32	PLN	156,000	33,843

Romania Government Bonds

7.10%	07/31/34	RON	65,000	14,502

Singapore Government Bonds

3.00%	04/01/29	SGD	92,000	72,845

Spain Government Bonds

0.80% (3)	07/30/27	EUR	42,000	46,622

1.85% (3)	07/30/35	EUR	98,000	99,126

1.90% (3)	10/31/52	EUR	26,000	19,810

3.45% (3)	10/31/34	EUR	17,000	19,932

4.00% (3)	10/31/54	EUR	18,000	20,655

Sweden Government Bonds

0.75% (3)	11/12/29	SEK	490,000	48,133

Thailand Government Bonds

1.59%	12/17/35	THB	2,372,000	69,060

U.K. Gilts

3.75% (3)	03/07/27	GBP	392,000	523,249

4.13% (3)	01/29/27	GBP	304,000	408,319

4.25% (3)	07/31/34	GBP	298,000	394,679

4.38% (3)	03/07/30	GBP	1,039,000	1,416,381

4.38% (3)	07/31/54	GBP	113,000	132,226

Total Foreign Government Bonds

(Cost: $8,811,312)				8,958,874

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES — 6.6%

Adagio CLO VIII DAC Series VIII-X, Class B1

3.93% (3 mo. EUR EURIBOR + 1.650%) (1),(3)	04/15/32	$100,000	$113,078

Arbour CLO II DAC Series 2014-2X, Class ARR

3.14% (3 mo. EUR EURIBOR + 0.860%) (1),(3)	04/15/34	100,000	112,669

Arbour CLO III DAC Series 3X, Class B1RR

3.93% (3 mo. EUR EURIBOR + 1.650%) (1),(3)	07/15/34	100,000	112,299

Aurium CLO IX DAC Series 9X, Class A

3.11% (3 mo. EUR EURIBOR + 0.950%) (1),(3)	10/28/34	100,000	112,907

Bayview Opportunity Master Fund VII LLC Series 2024- EDU1, Class D

7.10% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47	83,704	85,423

Castlelake Aircraft Structured Trust Series 2019-1A, Class A

3.97% (2)	04/15/39	115,045	108,293

Contego CLO VI DAC Series 6X, Class AR

3.07% (3 mo. EUR EURIBOR + 0.790%) (1),(3)	04/15/34	100,000	112,758

Henley CLO VI DAC Series 6X, Class A

3.16% (3 mo. EUR EURIBOR + 1.000%) (1),(3)	06/10/34	100,000	113,228

MAPS Ltd. Series 2019-1A, Class A

4.46% (2)	03/15/44	54,681	52,952

Rockford Tower Europe CLO DAC Series 2021-2X, Class A

3.15% (3 mo. EUR EURIBOR + 0.960%) (1),(3)	01/24/35	100,000	112,795

RRE 2 Loan Management DAC Series 2X, Class A2R

3.73% (3 mo. EUR EURIBOR + 1.450%) (1),(3)	07/15/35	100,000	112,518

SLM Student Loan Trust Series 2008-5, Class B

6.47% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	50,000	52,714

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (2)	05/28/39	100,000	136,297

Total Asset-Backed Securities

(Cost: $1,264,281)			1,337,931

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)

2.04% (7)	04/25/36	$117,876	$6

Federal National Mortgage Association-Aces Series 2016- M4, Class X2 (I/O)

2.72% (7)	01/25/39	359,919	13,473

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.33% (7)	01/16/53	1,355,808	15,653

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $19,875)			29,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.9%

Bank Series 2021-BN35, Class A2

1.87%	06/15/64	105,000	98,327

BHMS Mortgage Trust Series 2018-ATLS, Class C

6.52% (1 mo. USD Term SOFR + 2.197%) (1),(2)	07/15/35	100,000	99,757

BX Mortgage Trust Series 2021-PAC, Class B

5.34% (1 mo. USD Term SOFR + 1.013%) (1),(2)	10/15/36	100,000	98,693

BX Mortgage Trust Series 2021-PAC, Class E

6.38% (1 mo. USD Term SOFR + 2.062%) (1),(2)	10/15/36	100,000	98,604

BX Trust Series 2022-CLS, Class C

6.79% (2)	10/13/27	90,000	88,278

BXHPP Trust Series 2021-FILM, Class C

5.54% (1 mo. USD Term SOFR + 1.214%) (1),(2)	08/15/36	89,000	80,522

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (7)	10/15/45	167,201	2,586

CRSO Trust Series 2023

7.12% (7)	07/10/40	100,000	105,318

GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)

0.54% (2),(7)	08/10/43	929,157	106

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)

0.49% (2),(7)	02/15/46	5,795,180	46,627

Last Mile Securities PE DAC Series 2021-1A, Class F

7.56% (3 mo. EUR EURIBOR + 5.000%) (1),(2)	08/17/31	99,979	111,390

UBS Commercial Mortgage Trust Series 2017-C3, Class A4

3.43%	08/15/50	60,000	58,080

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (2)	06/10/37	$100,000	$103,310

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $910,558)			991,598

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.8%

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	13,830	12,790

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	12,922	11,911

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	13,241	12,205

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	2,699	2,404

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	1,350	1,244

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	3,829	3,411

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	11,877	11,273

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,622	1,620

Federal Home Loan Mortgage Corp., Pool #QD7360

2.50%	02/01/52	41,811	34,825

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	78,563	69,495

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	39,716	33,119

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	121,968	96,850

Federal Home Loan Mortgage Corp., Pool #SD8204

2.00%	04/01/52	209,160	166,086

Federal Home Loan Mortgage Corp., Pool #SD8212

2.50%	05/01/52	89,478	74,527

Federal Home Loan Mortgage Corp., Pool #SD8213

3.00%	05/01/52	63,185	54,856

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	151,257	145,073

Federal Home Loan Mortgage Corp., Pool #SD8347

4.50%	08/01/53	100,941	96,569

Federal Home Loan Mortgage Corp., Pool #SD8491

5.00%	12/01/54	19,429	19,030

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	31,520	29,879

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

1.44% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	$28,821	$1,870

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	35,498	33,378

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	49,541	46,589

Federal National Mortgage Association, Pool #AT5914

3.50%	06/01/43	16,220	15,167

Federal National Mortgage Association, Pool #BD7081

4.00%	03/01/47	12,889	12,218

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	84,269	70,189

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	53,332	44,421

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	40,643	37,359

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	1,155	1,121

Federal National Mortgage Association, Pool #CB2610

2.00%	01/01/52	61,623	49,311

Federal National Mortgage Association, Pool #CB3347

2.00%	01/01/52	164,782	131,138

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	104,530	92,465

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	69,292	68,016

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	8,236	7,922

Federal National Mortgage Association, Pool #MA1652

3.50%	11/01/33	13,392	13,062

Federal National Mortgage Association, Pool #MA2705

3.00%	08/01/46	49,421	43,962

Federal National Mortgage Association, Pool #MA4204

2.00%	12/01/40	47,797	41,311

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	81,641	68,000

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	176,529	164,912

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	37,389	35,861

Federal National Mortgage Association, Pool #MA5008

4.50%	05/01/53	26,541	25,391

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	68,390	68,418

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

1.58% (-30 day USD SOFR Average + 5.936%) (1)	06/25/37	$28,721	$2,716

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

2.53% (-30 day USD SOFR Average + 6.886%) (1)	03/25/38	31,710	3,897

Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.136%) (1)	01/25/40	16,652	1,726

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (1)	10/25/40	30,851	2,812

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	8,299	7,621

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	22,640	20,349

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	1,187	1,090

Government National Mortgage Association, Pool #MA3803

3.50%	07/20/46	5,545	5,092

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	5,838	5,874

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	25,236	23,116

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	10,290	10,051

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	104,600	100,749

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	74,051	70,890

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	26,741	5,156

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, TBA

2.50% (8)	12/01/51	$150,000	$127,828

5.00% (8)	02/01/55	225,000	220,683

5.50% (8)	02/01/55	50,000	49,964

4.00% (8)	05/01/52	225,000	209,412

4.50% (8)	09/01/54	100,000	95,696

Uniform Mortgage-Backed Security, TBA

2.00% (8)	11/01/51	50,000	39,672

2.50% (8)	11/01/51	100,000	83,157

3.00% (8)	01/01/52	300,000	260,182

3.50% (8)	02/01/52	175,000	157,916

4.00% (8)	03/01/52	325,000	302,820

4.50% (8)	07/01/54	350,000	334,696

5.00% (8)	07/01/54	200,000	195,816

5.50% (8)	01/01/55	100,000	99,778

Total Residential Mortgage-Backed Securities — Agency

(Cost: $4,381,578)			4,388,007

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.8%

BCMSC Trust Series 2000-A, Class A4

8.29% (7)	06/15/30	189,525	15,595

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

4.98% (1 mo. USD Term SOFR + 0.654%) (1)	10/25/35	19,397	17,166

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.39% (7)	08/25/36	105,642	96,593

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

5.34% (1 mo. USD Term SOFR + 1.014%) (1)	10/25/47	53,389	48,704

Deephaven Residential Mortgage Trust Series 2021-3, Class A1

1.19% (2),(7)	08/25/66	74,709	65,713

GS Mortgage-Backed Securities Corp. Trust Series 2021- PJ5, Class A1

2.00% (2),(7)	10/25/51	74,580	58,256

GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4

2.50% (2),(7)	06/25/52	79,602	64,859

IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2

4.08% (7)	09/25/35	37,310	30,101

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

5.46%	09/25/29	151,310	91,142

JPMorgan Mortgage Trust Series 2021-8, Class A3

2.50% (2),(7)	12/25/51	92,932	75,659

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES NON-AGENCY — (Continued)

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B

4.74% (1 mo. USD Term SOFR + 0.414%) (1)	01/25/37	$265,460	$82,509

MFA Trust Series 2021-RPL1, Class A2

2.07% (2),(7)	07/25/60	100,000	83,630

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

4.92% (1 mo. USD Term SOFR + 0.594%) (1)	06/25/36	213,693	106,898

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C

5.06% (1 mo. USD Term SOFR + 0.734%) (1)	12/25/35	59,766	58,533

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B

4.53% (1 mo. USD Term SOFR + 0.204%) (1)	01/25/37	133,931	60,016

MortgageIT Trust Series 2005-1, Class 1A1

5.08% (1 mo. USD Term SOFR + 0.754%) (1)	02/25/35	6,760	6,783

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

4.98% (1 mo. USD Term SOFR + 0.654%) (1)	03/25/37	31,613	30,317

Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O)

1.11% (-1 mo. USD Term SOFR + 5.436%) (1),(9)	02/25/36	422,092	42,214

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1

6.31% (7)	12/25/34	5,563	5,424

Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1

5.06% (1 mo. USD Term SOFR + 0.734%) (1)	09/25/45	18,209	16,232

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2

4.86% (1 mo. USD Term SOFR + 0.534%) (1)	10/25/36	107,419	87,199

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

5.06% (1 mo. USD Term SOFR + 0.734%) (1)	01/25/45	28,225	27,659

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,456,889)			1,171,202

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 5.4%

U.S. Treasury Bonds

4.63%	02/15/55	$64,000	$63,375

U.S. Treasury Inflation-Indexed Notes

2.13%	01/15/35	218,361	222,383

U.S. Treasury Notes

3.75%	04/30/27	6,000	6,018

3.88%	04/30/30	135,000	135,385

4.00%	04/30/32	659,000	662,038

Total U.S. Treasury Securities

(Cost: $1,077,625)			1,089,199

Total Fixed Income Securities

(Cost: $21,279,878)			21,267,647

CONVERTIBLE SECURITIES (0.1% )

CONVERTIBLE CORPORATE BONDS — 0.1% (Cost: $21,007)

Commercial Services — 0.1%

Worldline SA (France) 0.00% (3),(6)	07/30/26	20,640	22,762

Total Convertible Securities

(Cost: $21,007)			22,762

Issues	Shares	Value

INVESTMENT COMPANIES — 0.9%

TCW Emerging Markets Income Fund — I Class (10)	28,855	$185,535

Total Investment Companies

(Cost: $186,557)		185,535

COMMON STOCK — 0.1%

TELECOMMUNICATIONS — 0.1%

Intelsat SA (9),(11)	344	13,803

Total Common Stock

(Cost: $31,880)		13,803

MONEY MARKET INVESTMENTS — 5.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (12)	158,964	158,964

TCW Central Cash Fund, 4.34% (10),(12)	970,309	970,309

Total Money Market Investments

(Cost: $1,129,273)		1,129,273

Total Investments (112.2%)

(Cost: $22,648,595)		22,619,020

Liabilities In Excess Of Other Assets (-12.2%)		(2,451,547)

Net Assets (100.0%)		$20,167,473

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs & Co.	AUD	276,701	07/11/25	$172,037	$177,186	$5,149
Citibank N.A.	CAD	255,232	07/11/25	179,172	185,435	6,263
Goldman Sachs & Co.	CAD	8,442	07/11/25	6,144	6,133	(11)
Goldman Sachs & Co.	CHF	90,000	07/11/25	103,385	110,416	7,031
Barclays Capital	CHF	3,329	07/11/25	4,059	4,084	25
Goldman Sachs & Co.	CNH	5,377,458	07/11/25	744,543	743,112	(1,431)
Citibank N.A.	CNH	173,768	07/11/25	23,751	24,013	262
Goldman Sachs & Co.	DKK	276,000	07/11/25	40,304	42,244	1,940
Goldman Sachs & Co.	EUR	822,063	07/11/25	895,062	938,364	43,302
Goldman Sachs & Co.	GBP	4,563	07/11/25	6,085	6,096	11
Goldman Sachs & Co.	HUF	2,805,000	07/11/25	7,500	7,857	357
Goldman Sachs & Co.	JPY	1,380,483	05/07/25	9,683	9,684	1
Goldman Sachs & Co.	JPY	4,065,680	07/11/25	28,412	28,727	315
Citibank N.A.	JPY	175,921,000	07/11/25	1,186,550	1,243,008	56,458
Citibank N.A.	KRW	5,828,592	07/11/25	4,106	4,118	12
Goldman Sachs & Co.	MXN	764,953	07/11/25	36,957	38,728	1,771
Goldman Sachs & Co.	NOK	275,648	05/06/25	26,501	26,581	80
Goldman Sachs & Co.	NOK	665,000	07/11/25	63,263	64,127	864
Citibank N.A.	NOK	1,683,000	07/11/25	160,982	162,294	1,312
Goldman Sachs & Co.	NZD	401,000	07/11/25	224,776	238,480	13,704

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Forward Currency Exchange Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	PLN	80,048	07/11/25	$20,741	$21,237	$496
Goldman Sachs & Co.	RON	92,056	07/11/25	19,946	20,953	1,007
Goldman Sachs & Co.	SEK	310,000	07/11/25	31,155	32,272	1,117
Citibank N.A.	THB	113,673	07/11/25	3,361	3,420	59
Goldman Sachs & Co.	TRY	1,575,980	05/07/25	40,000	40,880	880

				$4,038,475	$4,179,449	$140,974

SELL (14)
Goldman Sachs & Co.	AUD	84,204	07/11/25	$54,039	$53,920	$119
Citibank N.A.	BRL	62,244	07/11/25	10,692	10,834	(142)
Goldman Sachs & Co.	BRL	1,732,741	07/11/25	293,937	301,603	(7,666)
Goldman Sachs & Co.	CAD	94,732	07/11/25	68,659	68,827	(168)
Goldman Sachs & Co.	CLP	20,154,210	07/11/25	21,230	21,064	166
Goldman Sachs & Co.	CNH	298,894	07/11/25	41,256	41,304	(48)
Citibank N.A.	CNY	270,968	07/11/25	37,798	37,485	313
Goldman Sachs & Co.	COP	4,853,486	07/11/25	1,142	1,139	3
Goldman Sachs & Co.	CZK	37,477	07/11/25	1,633	1,711	(78)
Goldman Sachs & Co.	EUR	320,162	07/11/25	357,004	365,456	(8,452)
Goldman Sachs & Co.	GBP	617,354	07/11/25	800,781	824,814	(24,033)
Citibank N.A.	GBP	1,075,242	07/11/25	1,394,315	1,436,575	(42,260)
Goldman Sachs & Co.	IDR	298,408,453	07/11/25	17,903	17,928	(25)
Goldman Sachs & Co.	ILS	2,674	07/11/25	725	736	(11)
Goldman Sachs & Co.	JPY	29,358,616	07/11/25	203,620	207,439	(3,819)
State Street Bank & Trust Co.	KRW	13,431,355	07/11/25	9,449	9,489	(40)
Citibank N.A.	KRW	26,579,221	07/11/25	18,471	18,777	(306)
Morgan Stanley & Co.	MXN	625,149	07/11/25	31,602	31,650	(48)
Goldman Sachs & Co.	MYR	27,297	07/11/25	6,171	6,341	(170)
Goldman Sachs & Co.	NOK	848,648	07/11/25	80,241	81,836	(1,595)
Goldman Sachs & Co.	NZD	365,034	07/11/25	209,833	217,091	(7,258)
Barclays Capital	NZD	46,584	07/11/25	27,701	27,704	(3)
Goldman Sachs & Co.	PEN	18,726	07/11/25	5,116	5,083	33
ING Baring U.S. Capital Markets	RON	66,964	07/11/25	15,243	15,242	1
Goldman Sachs & Co.	SEK	49,117	07/11/25	5,134	5,113	21
Goldman Sachs & Co.	SGD	38,704	07/11/25	29,008	29,753	(745)
Citibank N.A.	ZAR	41,758	07/11/25	2,256	2,233	23

				$3,744,959	$3,841,147	$(96,188)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
7	2-Year Canadian Bond Futures	06/19/25	$534,450	$536,391	$1,941
8	2-Year U.S. Treasury Note Futures	06/30/25	1,650,343	1,665,187	14,844
2	5-Year Canadian Bond Futures	06/19/25	167,187	167,567	380
10	5-Year U.S. Treasury Note Futures	06/30/25	1,071,813	1,091,953	20,140
4	Euro SCHWATZ Futures	06/6/25	485,949	489,121	3,172
16	Euro-Bobl Future	06/6/25	2,139,310	2,175,830	36,520
1	Euro-oat Future	06/6/25	138,896	142,821	3,925
2	U.S. Ultra Long Bond Futures	06/18/25	239,458	242,063	2,605

			$6,427,406	$6,510,933	$83,527

Short Futures
6	10-Year U.S. Treasury Note Futures	06/18/25	$(675,094)	$(688,406)	$(13,312)
6	Euro-Bund Future	06/6/25	(884,555)	(898,806)	(14,251)
1	Long Gilt Futures	06/26/25	(124,446)	(124,915)	(469)

			$(1,684,095)	$(1,712,127)	$(28,032)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 460,000	07/30/27	Annual	2-Year Sterling Overnight Index Average	Annual	4.0000%	$8,412	$(2,530)	$5,882

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $2,170,198 or 10.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $6,652,575 or 33.0% of net assets.
(4)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(5)	Perpetual maturity.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Affiliated issuer.
(11)	Non-income producing security.
(12)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(13)	Fund buys foreign currency, sells USD.
(14)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2025

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$335,391	$7,334,918	$6,700,000	970,309	$970,309	$27,689	$—	$—	$—
TCW Emerging Markets Income Fund — I Class
	$181,809	$8,262	$—	28,855	$185,535	$7,346	$—	$—	$(4,536)

Total					$1,155,844	$35,035	$—	$—	$(4,536)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$8,542,822	$—	$8,542,822
Residential Mortgage-Backed Securities — Agency	—	4,388,007	—	4,388,007
Corporate Bonds	—	3,676,492	—	3,676,492
Asset-Backed Securities	—	1,337,931	—	1,337,931
Residential Mortgage-Backed Securities — Non-Agency	—	1,128,988	42,214	1,171,202
U.S. Treasury Securities	866,816	222,383	—	1,089,199
Commercial Mortgage-Backed Securities — Non-Agency	—	991,598	—	991,598
Municipal Bonds	—	41,264	—	41,264
Commercial Mortgage-Backed Securities — Agency	—	29,132	—	29,132

Total Fixed Income Securities	866,816	20,358,617	42,214	21,267,647

Money Market Investments	1,129,273	—	—	1,129,273
Investment Companies	185,535	—	—	185,535
Convertible Corporate Bonds	—	22,762	—	22,762
Common Stock	—	—	13,803	13,803

Total Investments	$2,181,624	$20,381,379	$56,017	$22,619,020

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	143,095	—	143,095
Futures Contracts
Interest Rate Risk	83,527	—	—	83,527
Swap Agreements
Commodity Risk	—	5,882	—	5,882

Total	$2,265,151	$20,530,356	$56,017	$22,851,524

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(98,309)	$—	$(98,309)
Futures Contracts
	(28,032)	—	—	(28,032)

Total	$(28,032)	$(98,309)	$—	$(126,341)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 115.7% of Net Assets

ASSET-BACKED SECURITIES — 6.2%

AMSR Trust Series 2020-SFR3, Class F

3.55% (1)	09/17/37	$2,682,000	$2,646,239

AMSR Trust Series 2020-SFR3, Class G

4.99% (1)	09/17/37	6,402,000	6,329,248

Apidos CLO XXXVII Ltd. Series 2021-37A, Class B

6.13% (3 mo. USD Term SOFR + 1.862%) (1),(2)	10/22/34	6,795,000	6,801,720

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E

8.36% (30 day USD SOFR Average + 3.500%) (1),(2),(3),(4)	06/25/47	3,532,294	3,592,732

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(5)	06/12/28	25,650	1,636,445

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(5)	03/11/30	2,950	286,201

CIFC Funding Ltd. Series 2022-2A, Class B

0.00% (1),(6)	04/19/35	3,300,000	2,293,500

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51	4,000,000	3,812,874

CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O)

2.45% (1),(7)	03/15/50	10,861,578	432,781

CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O)

2.14% (1),(7)	03/15/50	38,948,500	2,699,649

CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)

3.92% (1),(7)	12/15/52	22,620,731	387,231

CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)

2.87% (1),(7)	12/15/52	27,500,000	1,283,359

CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O)

3.00% (1),(7)	04/15/53	46,407,137	1,090,647

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52	2,381,250	2,283,784

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	5,500,000	5,270,065

FirstKey Homes Trust Series 2022-SFR3, Class E1

3.50% (1)	07/17/38	8,950,000	8,690,421

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	7,580,000	7,234,401

HOA Funding LLC Series 2021-1A, Class A2

4.72% (1)	08/20/51	6,136,165	1,840,946

Hotwire Funding LLC Series 2021-1, Class B

2.66% (1)	11/20/51	2,775,000	2,651,663

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54		$925,000	$948,629

Lehman XS Trust Series 2006-13, Class 1A2

4.78% (1 mo. USD Term SOFR + 0.454%) (2)	09/25/36		88	—

Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B

6.19% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/17/34		10,000,000	9,963,640

NCFA LLC – Loan Participation 1

2.75% (4)	06/12/28		1,592,968	1,592,968

NCFA LLC – Loan Participation 2

0.00% (4)	12/19/27		2,447,455	2,447,455

New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1

4.00% (1)	09/04/39		5,750,000	5,510,948

Newday Funding Master Issuer PLC Series 2024-2X, Class E

8.37% (1 day GBP SONIA + 3.900%) (2),(8)	07/15/32	GBP	1,500,000	1,995,793

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39		$2,874,000	2,767,123

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26		3,400,000	3,329,392

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40		8,970,000	8,346,375

Progress Residential Trust Series 2024-SFR5, Class D

3.38% (1),(7)	08/09/29		4,621,000	4,269,881

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54		3,650,000	3,807,989

Vantage Data Centers Issuer LLC Series 2020-1A, Class A2

1.65% (1)	09/15/45		8,800,000	8,675,708

Total Asset-Backed Securities

(Cost: $137,911,481)				114,919,807

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)

4.30% (7)	01/25/43		1,906,166	192

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)

3.06% (7)	04/25/43		759,044	53

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)

2.71% (7)	04/25/43		26,873,244	2,327

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $2,083,776)				2,572

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 15.3%

1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3

5.28% (1)	08/10/35	$9,834,081	$9,792,142

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS

6.14% (1 mo. USD Term SOFR + 1.814%) (1),(2)	11/15/36	11,800,000	11,815,754

BBCMS Mortgage Trust Series 2024-5C25, Class B

6.15% (7)	03/15/57	5,625,000	5,727,784

BBCMS Mortgage Trust Series 2024-5C27, Class AS

6.41% (7)	07/15/57	4,725,000	4,948,823

BBCMS Mortgage Trust Series 2024-5C27, Class B

6.70% (7)	07/15/57	4,565,000	4,755,357

BBCMS Mortgage Trust Series 2024-5C29, Class AS

5.63%	09/15/57	3,000,000	3,057,181

BBCMS Mortgage Trust Series 2024-C24, Class AS

5.87%	02/15/57	6,000,000	6,217,307

BBCMS Mortgage Trust Series 2024-C26, Class AS

6.09% (7)	05/15/57	6,003,000	6,263,045

Benchmark Mortgage Trust Series 2019-B13, Class AM

3.18%	08/15/57	5,000,000	4,533,151

Benchmark Mortgage Trust Series 2019-B14, Class 225C

3.40% (1),(7)	12/15/62	8,734,000	460,369

Benchmark Mortgage Trust Series 2019-B14, Class 225D

3.40% (1),(7)	12/15/62	20,303,000	375,199

Benchmark Mortgage Trust Series 2024-V10, Class AS

5.73% (7)	09/15/57	4,694,000	4,797,799

BGME Trust Series 2021-VR, Class C

3.09% (1),(7)	01/10/43	3,250,000	2,431,151

BMO Mortgage Trust Series 2024-5C3, Class AS

6.29% (7)	02/15/57	4,540,000	4,725,831

BMO Mortgage Trust Series 2024-5C6, Class AS

5.75% (7)	09/15/57	2,330,000	2,386,112

BMO Mortgage Trust Series 2024-C8, Class AS

5.91% (7)	03/15/57	4,011,000	4,196,556

BPR Trust Series 2021-WILL, Class A

6.19% (1 mo. USD Term SOFR + 1.864%) (1),(2)	06/15/38	4,388,010	4,347,449

BPR Trust Series 2024-PMDW, Class D

5.85% (1),(7)	11/05/41	3,980,000	3,815,360

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	7,785,000	7,065,795

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41	8,000,000	7,432,265

BX Trust Series 2019-OC11, Class B

3.61% (1)	12/09/41	1,196,000	1,116,359

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41	$1,080,000	$1,011,786

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D

6.37% (1 mo. USD Term SOFR + 2.047%) (1),(2)	12/15/37	6,425,000	6,394,691

CAMB Commercial Mortgage Trust Series 2021-CX2, Class C

2.86% (1),(7)	11/10/46	5,000,000	4,063,725

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.57% (1),(7)	04/15/42	4,500,000	4,580,491

Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS

4.41% (7)	06/10/51	5,599,188	5,470,969

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	9,400,000	8,377,263

COMM Mortgage Trust Series 2020-CX, Class B

2.45% (1)	11/10/46	6,000,000	5,046,792

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43	5,140,000	4,458,873

CSMC Trust Series 2021-BPNY, Class A

8.15% (1 mo. USD Term SOFR + 3.829%) (1),(2)	08/15/26	18,152,151	16,753,629

DBGS Mortgage Trust Series 2018-C1, Class AM

4.76% (7)	10/15/51	5,136,000	4,998,106

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	14,175,000	12,598,739

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	13,360,000	11,669,205

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

3.04% (1),(7)	12/10/41	1,750,000	1,610,196

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	6,865,000	6,451,060

Life Mortgage Trust Series 2021-BMR, Class G

7.39% (1 mo. USD Term SOFR + 3.064%) (1),(2)	03/15/38	2,554,300	2,491,057

MKT Mortgage Trust Series 2020-525M, Class C

3.04% (1),(7)	02/12/40	4,900,000	3,855,950

MKT Mortgage Trust Series 2020-525M, Class D

3.04% (1),(7)	02/12/40	7,500,000	5,664,322

Morgan Stanley Capital I Trust Series 2019-H7, Class C

4.13%	07/15/52	4,000,000	3,585,477

Morgan Stanley Capital I Trust Series 2020-CNP, Class A

2.51% (1),(7)	04/05/42	18,000,000	15,637,756

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NY Commercial Mortgage Trust Series 2025-299P, Class B

6.13% (1),(7)	02/10/47	$5,885,000	$5,982,869

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	6,870,000	6,145,975

RIDE Series 2025-SHRE, Class D

6.97% (1),(7)	02/14/47	2,500,000	2,532,725

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41	4,000,000	4,196,396

SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2A

3.66% (1),(7)	01/05/43	18,047,000	15,502,965

SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE, Class A2B

4.14% (1),(7)	01/05/43	1,370,000	1,212,856

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41	4,800,000	3,999,377

SLG Office Trust Series 2021-OVA, Class G

2.85% (1)	07/15/41	16,460,000	12,597,465

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB

0.69% (7)	11/15/49	106,409,000	689,169

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B

6.47% (1),(7)	06/10/37	4,632,000	4,747,361

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $317,591,458)			282,588,034

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 68.0%

Federal Home Loan Mortgage Corp., Pool #A91162

5.00%	02/01/40	7,306,965	7,438,070

Federal Home Loan Mortgage Corp., Pool #A92195

5.00%	05/01/40	1,941,233	1,969,485

Federal Home Loan Mortgage Corp., Pool #G01959

5.00%	12/01/35	37,119	37,881

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	828,040	737,546

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,813,092	1,812,008

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	308,124	307,710

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	1,225,435	1,191,802

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	2,067,336	2,064,557

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	2,706,101	2,505,425

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G60440

3.50%	03/01/46	$19,340,594	$17,907,420

Federal Home Loan Mortgage Corp., Pool #G67709

3.50%	03/01/48	6,008,305	5,537,458

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	22,162,960	21,063,719

Federal Home Loan Mortgage Corp., Pool #N70081

5.50%	07/01/38	1,156,646	1,192,112

Federal Home Loan Mortgage Corp., Pool #P51350

5.00%	03/01/36	943,332	963,426

Federal Home Loan Mortgage Corp., Pool #QD7213

2.00%	02/01/52	5,221,701	4,146,360

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	10,619,868	8,432,846

Federal Home Loan Mortgage Corp., Pool #QG0601

4.50%	04/01/53	18,013,289	17,291,029

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	11,850,862	10,893,852

Federal Home Loan Mortgage Corp., Pool #SD8147

2.50%	05/01/51	13,236,675	11,070,609

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	2,427,215	2,023,249

Federal Home Loan Mortgage Corp., Pool #SD8212

2.50%	05/01/52	10,980,184	9,145,521

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	14,360,225	12,465,552

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	5,528,571	5,303,418

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	16,653,828	15,973,020

Federal Home Loan Mortgage Corp., Pool #ZT1491

3.50%	11/01/48	6,724,778	6,181,425

Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)

0.00% (6)	07/15/33	388,566	302,691

Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)

0.00% (6)	05/15/36	1,721,259	1,435,797

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.296%) (2)	05/15/37	146,542	8,702

Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)

1.58% (-30 day USD SOFR Average + 5.926%) (2)	10/15/37	997,019	94,514

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)

1.81% (-30 day USD SOFR Average + 6.156%) (2)	02/15/38	$1,439,077	$144,323

Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)

2.34% (-30 day USD SOFR Average + 6.686%) (2)	04/15/38	1,639,013	189,684

Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)

1.04% (-30 day USD SOFR Average + 5.386%) (2)	07/15/37	110,609	5,228

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)

1.84% (-30 day USD SOFR Average + 6.186%) (2)	05/15/39	2,104,244	222,837

Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 6.636%) (2)	06/15/39	882,953	105,628

Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 6.636%) (2)	07/15/39	1,940,861	223,453

Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)

2.02% (-30 day USD SOFR Average + 6.366%) (2)	01/15/41	2,739,775	304,059

Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC)

0.00% (6)	11/15/33	567,460	457,374

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.15% (-30 day USD SOFR Average + 6.496%) (2)	04/15/42	1,069,131	127,937

Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ

3.00%	11/15/42	4,407,467	3,957,454

Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)

4.00%	04/15/44	16,213,407	15,557,923

Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)

3.00%	01/15/46	1,977,000	1,850,920

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA

4.00%	07/15/47	$5,747,418	$5,326,542

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	955,192	866,045

Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB

3.00%	08/25/50	16,601,979	12,648,792

Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ

4.00%	04/25/52	7,124,358	6,462,429

Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30

3.00%	09/15/42	7,376,618	6,764,601

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	81,080,884	10,524,677

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C2 (I/O)

2.00%	02/15/51	131,338,187	17,276,987

Federal Home Loan Mortgage Corp. STRIPS Series 400, Class C2 (I/O)

2.00%	08/25/52	69,626,977	9,093,913

Federal National Mortgage Association, Pool #310033

6.00%	07/01/47	353,787	376,953

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	883,564	910,658

Federal National Mortgage Association, Pool #734384

5.50%	07/01/33	118,648	122,278

Federal National Mortgage Association, Pool #934103

5.00%	07/01/38	112,009	113,867

Federal National Mortgage Association, Pool #995573

6.00%	01/01/49	916,178	977,484

Federal National Mortgage Association, Pool #AA3303

5.50%	06/01/38	1,225,905	1,261,981

Federal National Mortgage Association, Pool #AB6210

3.00%	09/01/42	15,511,842	14,117,961

Federal National Mortgage Association, Pool #AS7241

3.50%	05/01/46	5,059,337	4,663,806

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AS9454

4.00%	04/01/47	$587,899	$557,328

Federal National Mortgage Association, Pool #BM5979

3.50%	09/01/45	5,078,789	4,758,495

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	19,080,292	15,179,736

Federal National Mortgage Association, Pool #BQ7056

2.00%	01/01/52	14,710,768	11,684,210

Federal National Mortgage Association, Pool #BU7102

2.50%	12/01/51	10,051,086	8,384,500

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	14,215,029	11,839,860

Federal National Mortgage Association, Pool #BV4128

2.00%	03/01/52	8,531,870	6,774,844

Federal National Mortgage Association, Pool #BV7761

2.50%	03/01/52	12,203,114	10,183,480

Federal National Mortgage Association, Pool #BV8459

3.00%	04/01/52	16,891,158	14,664,520

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	17,471,864	15,168,676

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	13,658,279	11,856,220

Federal National Mortgage Association, Pool #BW9886

4.50%	10/01/52	16,385,651	15,713,273

Federal National Mortgage Association, Pool #BX6752

5.00%	03/01/53	4,801,180	4,719,883

Federal National Mortgage Association, Pool #CA1540

4.00%	04/01/48	9,340,642	8,866,003

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	4,399,091	4,273,104

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	4,038,423	3,922,765

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	4,193,967	4,073,854

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	$14,634,926	$12,322,089

Federal National Mortgage Association, Pool #CB3151

2.00%	03/01/52	39,275,482	31,326,835

Federal National Mortgage Association, Pool #FA0658

4.50%	10/01/54	10,868,222	10,397,472

Federal National Mortgage Association, Pool #FM2342

3.50%	12/01/46	3,041,267	2,849,469

Federal National Mortgage Association, Pool #FM9515

2.50%	11/01/51	18,615,546	15,495,929

Federal National Mortgage Association, Pool #FS0139

2.50%	01/01/52	24,377,291	20,496,765

Federal National Mortgage Association, Pool #MA2995

4.00%	05/01/47	2,613,480	2,477,419

Federal National Mortgage Association, Pool #MA4152

2.00%	10/01/40	9,395,112	8,127,799

Federal National Mortgage Association, Pool #MA4562

2.00%	03/01/52	6,374,416	5,061,689

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	19,494,967	16,927,354

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	12,303,690	11,493,955

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	5,765,380	5,528,800

Federal National Mortgage Association, Pool #MA5037

4.50%	06/01/53	3,560,691	3,406,462

Federal National Mortgage Association, Pool #MA5071

5.00%	07/01/53	2,696,223	2,647,192

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	14,314,914	14,320,744

Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)

2.63% (-30 day USD SOFR Average + 6.986%) (2)	07/25/34	208,493	19,485

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)

2.03% (-30 day USD SOFR Average + 6.386%) (2)	03/25/37	$1,937,270	$168,186

Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)

1.98% (-30 day USD SOFR Average + 6.336%) (2)	03/25/37	474,524	24,341

Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)

1.97% (-30 day USD SOFR Average + 6.326%) (2)	03/25/37	235,505	13,170

Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)

1.94% (-30 day USD SOFR Average + 6.296%) (2)	06/25/37	426,093	22,708

Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)

2.28% (-30 day USD SOFR Average + 6.636%) (2)	06/25/37	1,963,449	225,960

Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.486%) (2)	07/25/37	209,748	17,651

Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.136%) (2)	05/25/37	1,706,205	129,143

Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)

1.77% (-30 day USD SOFR Average + 6.126%) (2)	03/25/38	1,755,520	124,064

Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)

2.38% (-30 day USD SOFR Average + 6.736%) (2)	04/25/38	1,411,518	57,107

Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)

1.98% (-30 day USD SOFR Average + 6.336%) (2)	05/25/38	196,737	3,965

Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)

1.60% (-30 day USD SOFR Average + 5.956%) (2)	08/25/38	3,722,491	323,712

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)

1.50% (-30 day USD SOFR Average + 5.856%) (2)	08/25/38	$1,233,449	$76,409

Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)

0.98% (-30 day USD SOFR Average + 5.336%) (2)	06/25/37	433,966	27,381

Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)

2.28% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	264,493	29,990

Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)

2.28% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	1,325,464	134,651

Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)

1.08% (-30 day USD SOFR Average + 5.436%) (2)	02/25/39	317,529	6,674

Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)

2.78% (-30 day USD SOFR Average + 7.136%) (2)	09/25/39	232,075	25,334

Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)

2.07% (-30 day USD SOFR Average + 6.426%) (2)	12/25/41	10,938,871	1,404,909

Federal National Mortgage Association REMICS Series 2011-149, Class Z

4.50%	01/25/42	2,017,397	2,022,249

Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)

2.50%	11/25/42	11,738,000	10,385,333

Federal National Mortgage Association REMICS Series 2012-19, Class ZN

3.50%	01/25/42	2,957,706	2,732,710

Federal National Mortgage Association REMICS Series 2012-34, Class EB

4.00%	04/25/42	2,000,000	1,883,772

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (6)	10/25/43	2,564,952	1,805,493

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (6)	10/25/43	5,680,323	4,017,518

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2015-65, Class LZ

3.50%	09/25/45	$1,682,301	$1,472,388

Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)

4.00%	07/25/48	1,322,998	1,234,148

Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)

3.50%	08/25/48	1,550,000	1,400,900

Federal National Mortgage Association REMICS Series 2019-57, Class LT

2.50%	10/25/49	6,146,677	5,266,045

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	133,320,524	17,180,697

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O)

1.00% (-30 day USD SOFR Average + 5.350%) (2)	07/25/54	45,873,518	2,875,375

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	169,243	147,877

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,412,415	2,107,860

Government National Mortgage Association, Pool #MA7418

2.50%	06/20/51	17,357,029	14,804,561

Government National Mortgage Association, Pool #MA7589

2.50%	09/20/51	14,424,304	12,299,767

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	9,225,747	8,886,056

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	8,688,610	8,317,726

Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)

0.00% (6)	05/20/41	2,951,909	2,231,744

Government National Mortgage Association REMICS Series 2015-162, Class ZG

4.00%	11/20/45	4,161,075	3,805,187

Government National Mortgage Association REMICS Series 2015-42, Class ZB

3.00%	03/20/45	19,778,436	17,936,896

Government National Mortgage Association REMICS Series 2015-43, Class DM

2.50%	03/20/45	14,878,176	13,205,842

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2015-44, Class Z

3.00%	03/20/45	$14,604,750	$12,878,802

Government National Mortgage Association REMICS Series 2015-92, Class MT

3.00%	01/20/45	3,760,000	3,218,764

Government National Mortgage Association REMICS Series 2016-51, Class DZ

3.00%	04/20/46	11,903,124	9,803,039

Government National Mortgage Association REMICS Series 2017-116, Class ZL

3.00%	06/20/47	10,608,640	8,146,406

Government National Mortgage Association REMICS Series 2017-117, Class ZN

3.00%	08/20/47	1,159,751	924,935

Government National Mortgage Association REMICS Series 2017-14, Class Z

3.00%	01/20/47	1,600,530	1,270,505

Government National Mortgage Association REMICS Series 2017-57, Class Z

4.00%	04/20/47	5,534,485	4,686,692

Government National Mortgage Association REMICS Series 2018-113, Class GZ

3.00%	05/20/47	9,878,793	8,614,094

Government National Mortgage Association REMICS Series 2018-153, Class ZG

3.50%	11/20/48	5,099,518	4,463,706

Government National Mortgage Association REMICS Series 2018-77, Class JY

3.50%	06/20/48	1,996,184	1,785,845

Government National Mortgage Association REMICS Series 2018-78, Class NZ

3.50%	06/20/48	6,031,304	5,418,815

Government National Mortgage Association REMICS Series 2018-97, Class DZ

3.50%	07/20/48	2,924,588	2,546,162

Government National Mortgage Association REMICS Series 2022-128, Class SE (I/O)

1.61% (-30 day USD SOFR Average + 5.960%) (2)	07/20/52	32,067,325	3,149,373

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O)

1.15% (-30 day USD SOFR Average + 5.500%) (2)	10/20/54	28,853,844	2,508,681

Government National Mortgage Association REMICS Series 2025-41, Class HS

0.99% (-30 day USD SOFR Average + 5.340%) (2)	03/20/55	25,083,041	1,976,097

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O)

0.95% (-30 day USD SOFR Average + 5.300%) (2)	03/20/55	$13,984,935	$906,175

Government National Mortgage Association, TBA

2.00%	11/01/51	13,675,000	11,151,108

2.50% (9)	12/01/51	36,925,000	31,466,950

5.00% (9)	02/01/55	40,450,000	39,673,906

5.50% (9)	02/01/55	27,875,000	27,854,874

4.00% (9)	05/01/52	22,975,000	21,383,304

4.50% (9)	09/01/54	24,925,000	23,852,216

Uniform Mortgage-Backed Security, TBA

2.00% (9)	11/01/51	53,800,000	42,687,395

2.50% (9)	11/01/51	23,150,000	19,250,799

3.00% (9)	01/01/52	21,400,000	18,559,674

3.50% (9)	02/01/52	57,975,000	52,315,191

4.00% (9)	03/01/52	71,550,000	66,666,891

4.50% (9)	07/01/54	19,225,000	18,384,348

5.00% (9)	07/01/54	37,925,000	37,131,590

5.50% (9)	01/01/55	32,150,000	32,078,723

Total Residential Mortgage-Backed Securities —Agency

(Cost: $1,335,066,167)			1,253,263,766

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 22.6%

ABFC Trust Series 2007-WMC1, Class A2A

5.19% (1 mo. USD Term SOFR + 0.864%) (2)	06/25/37	8,399,672	6,849,729

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C

4.96% (1 mo. USD Term SOFR + 0.634%) (2)	03/25/37	10,303,579	4,090,253

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

5.20% (1 mo. USD Term SOFR + 0.874%) (2)	03/25/37	5,538,064	2,198,278

Argent Securities Trust Series 2006-W4, Class A2C 4.76% (1 mo. USD

Term SOFR + 0.434%) (2)	05/25/36	16,262,050	3,870,025

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2

5.13% (1 mo. USD Term SOFR + 0.804%) (2)	11/25/35	7,603,398	6,560,559

Banc of America Funding Trust Series 2004-B, Class 3A1

4.73% (7),(10)	12/20/34	132,953	105,322

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Banc of America Funding Trust Series 2006-3, Class 4A14

6.00% (10)	03/25/36	$139,437	$116,645

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50% (10)	03/25/36	897,394	807,588

Banc of America Funding Trust Series 2006-D, Class 2A1

3.50% (7),(10)	05/20/36	40,877	36,709

Banc of America Funding Trust Series 2006-D, Class 3A1

5.22% (7),(10)	05/20/36	1,090,557	948,552

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

4.17% (7)	04/25/35	843	753

Bear Stearns ALT-A Trust Series 2005-4, Class 23A1

5.49% (7)	05/25/35	1,242,812	1,163,183

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.43% (7)	07/25/36	281,593	118,831

Bear Stearns ARM Trust Series 2004-12, Class 1A1

5.68% (7)	02/25/35	168,517	155,458

Bear Stearns ARM Trust Series 2005-10, Class A3

6.62% (7)	10/25/35	1,015,006	989,457

Bear Stearns ARM Trust Series 2006-2, Class 2A1

4.56% (7),(10)	07/25/36	528,914	445,753

Bear Stearns ARM Trust Series 2007-1, Class 2A1

5.87% (7),(10)	02/25/47	89,221	76,862

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (7)	09/25/35	601,965	574,066

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A

4 5.40% (7)	09/25/35	1,287,103	1,227,552

Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1

4.88% (1 mo. USD Term SOFR + 0.554%) (2)	08/25/36	7,594,807	6,953,511

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

4.80% (1 mo. USD Term SOFR + 0.474%) (2)	10/25/36	226,231	195,286

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.53%	02/25/37	2,013,937	1,185,802

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.53%	02/25/37	6,927,555	4,078,929

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

C-BASS Trust Series 2006-CB9, Class A4

4.90% (1 mo. USD Term SOFR + 0.574%) (2)	11/25/36	$10,998,390	$4,897,511

Chase Mortgage Finance Trust Series 2006-A1, Class 2A1

5.70% (7),(10)	09/25/36	254,008	218,058

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.80% (7)	02/25/37	831,628	796,886

ChaseFlex Trust Series 2005-1, Class 1A5

6.50%	02/25/35	1,988,011	1,388,545

CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A

1 6.03% (7)	09/20/35	7,356	6,272

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.32% (7)	09/25/47	3,221	2,484

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.94% (7),(10)	03/25/37	26,645	21,825

CIM Trust Series 2019-R3, Class A

2.63% (1),(7)	06/25/58	7,571,997	6,947,267

CIM Trust Series 2020-R1, Class A1

2.85% (1),(7)	10/27/59	15,705,541	13,896,112

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(7)	01/26/60	10,119,888	9,653,939

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(7)	12/25/60	8,879,589	8,097,482

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(7)	12/27/61	13,718,732	12,556,106

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(7)	06/25/57	9,790,303	9,030,835

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(7)	04/25/62	6,496,866	6,168,108

CIM Trust Series 2023-R1, Class A1B

5.40% (1),(7)	04/25/62	13,400,000	11,068,744

Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A

6.26% (7),(10)	07/25/36	1,463,043	1,049,296

Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1

6.50% (1),(7),(10)	10/25/36	2,140,776	1,064,713

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6

6.00% (10)	05/25/37	6,625,604	6,198,491

Conseco Finance Corp. Series 1999-2, Class A7

6.44%	12/01/30	329,210	331,456

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	45,277,023	6,381,421

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

5.28% (7)	02/25/36	$74,724	$62,779

Countrywide Alternative Loan Trust Series 2007-19, Class 1A34

6.00%	08/25/37	11,043,794	5,160,160

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1

6.50%	01/25/36	6,004,288	1,336,670

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/21	607,619	150,856

CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1

5.50%	11/25/36	64,637	1

CSMC Trust Series 2021-NQM5, Class A1

0.94% (1),(7)	05/25/66	3,633,210	3,080,140

CSMC Trust Series 2021-RP11, Class A1 (I/O)

1.48% (1),(7),(3),(4)	10/25/61	10,177,626	557,384

CSMC Trust Series 2021-RP11, Class B1

3.73% (1),(7)	10/25/61	2,336,437	1,202,884

CSMC Trust Series 2022-RPL1, Class A1 (I/O)

0.49% (1),(7),(3),(4)	04/25/61	8,944,134	104,240

CSMC Trust Series 2022-RPL1, Class B1

4.64% (1),(7)	04/25/61	2,099,786	1,278,298

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	497,197	379,068

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	466,433	382,059

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

4.82% (1 mo. USD Term SOFR + 0.494%) (2)	02/25/37	131,481	111,286

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

5.01% (1 mo. USD Term SOFR + 0.694%) (2)	10/19/45	1,458,607	1,303,940

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

4.57% (1 mo. USD Term SOFR + 0.254%) (2)	03/19/37	3,563,085	2,864,573

Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2

4.97% (1 mo. USD Term SOFR + 0.384%) (2)	04/25/47	2,247,480	1,660,325

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

4.76% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/37	$8,240,005	$7,413,191

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

4.72% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/38	2,894,554	1,551,766

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.88% (1 mo. USD Term SOFR + 0.554%) (2)	01/25/38	14,167,667	7,599,269

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

4.72% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/37	30,072,777	15,407,507

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

4.74% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/37	19,826,731	9,260,910

GSAA Trust Series 2005-7, Class AF5

5.11%	05/25/35	25,477	25,132

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

5.44% (7)	08/25/34	543,207	503,224

GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2

4.96% (1 mo. USD Term SOFR + 0.634%) (2)	08/25/46	42,649,434	9,271,283

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

5.32% (7)	05/25/37	1,459,925	756,423

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00%	09/25/37	440,418	324,791

Impac CMB Trust Series 2005-1, Class 1A1

4.96% (1 mo. USD Term SOFR + 0.634%) (2)	04/25/35	253,110	240,721

Impac CMB Trust Series 2005-5, Class A2

4.88% (1 mo. USD Term SOFR + 0.334%) (2)	08/25/35	1,552,822	1,428,415

Impac Secured Assets Trust Series 2006-3, Class A1

4.78% (1 mo. USD Term SOFR + 0.454%) (2)	11/25/36	2,702,110	2,424,274

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.50% (7)	11/25/37	$1,201,169	$964,841

IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A

5.24% (7)	11/25/34	131,625	123,458

IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1

4.74% (7)	11/25/35	1,407,709	1,098,084

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.84% (7)	12/25/35	1,064,668	872,599

IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1

3.36% (7)	06/25/35	729,002	588,925

IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1

4.80% (1 mo. USD Term SOFR + 0.474%) (2)	02/25/37	3,848,344	3,486,975

IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A

4.84% (1 mo. USD Term SOFR + 0.514%) (2)	06/25/46	6,179,294	5,246,539

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.36% (7)	06/25/37	10,055	8,877

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.45% (7)	05/25/36	2,867,216	1,601,411

JPMorgan Alternative Loan Trust Series 2006-A4, Class A8

4.37% (7)	09/25/36	133,535	156,013

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4

5.76%	10/25/36	3,361,636	2,024,081

JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3

4.68% (1 mo. USD Term SOFR + 0.354%) (2)	12/25/36	23,569,737	11,132,003

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

7.11% (7)	11/25/33	213,464	206,439

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

5.46% (7),(10)	06/25/36	154,165	104,301

JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R

4.55% (7)	01/25/37	6,114	4,669

JPMorgan Mortgage Trust Series 2006-S2, Class 2A2

5.88%	06/25/21	26,027	—

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Trust Series 2022-INV1, Class A8

3.00% (1),(7)	03/25/52	$6,674,888	$5,494,417

JPMorgan Mortgage Trust Series 2024-3, Class A8

3.00% (1),(7)	05/25/54	10,800,000	8,729,840

JPMortgage Trust Series 2021-4, Class A8

2.50% (1),(7)	08/25/51	10,544,878	8,647,127

Lehman Mortgage Trust Series 2006-4, Class 4A1

6.00% (10)	08/25/21	461,416	308,706

Lehman XS Trust Series 2006-10N, Class 1A3A

4.86% (1 mo. USD Term SOFR + 0.534%) (2)	07/25/46	5,206,083	4,678,586

Lehman XS Trust Series 2006-12N, Class A31A

4.84% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/46	1,517,738	1,517,798

Lehman XS Trust Series 2006-9, Class A1B

4.29% (1 mo. USD Term SOFR + 0.434%) (2)	05/25/46	1	—

MASTR Alternative Loan Trust Series 2005-4, Class 1A1

6.50% (10)	05/25/35	3,855,017	3,084,531

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

4.84% (1 mo. USD Term SOFR + 0.514%) (2),(4)	03/25/36	65,324	6,232

MASTR Asset Securitization Trust Series 2006-3, Class 2A1

4.89% (1 mo. USD Term SOFR + 0.564%) (2)	10/25/36	28,197	4,636

MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4

6.22%	02/25/36	150,665	127,483

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

7.56% (7)	10/25/32	2,743	2,667

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3

4.76% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	734,171	216,668

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.94% (1 mo. USD Term SOFR + 0.614%) (2)	04/25/37	17,464,146	6,649,311

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D

5.12% (1 mo. USD Term SOFR + 0.794%) (2)	04/25/37	$4,459,009	$1,707,672

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

4.92% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	2,198,545	1,572,057

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

4.70% (1 mo. USD Term SOFR + 0.374%) (2)	06/25/37	694,822	686,026

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

4.76% (1 mo. USD Term SOFR + 0.434%) (2)	07/25/37	9,755,185	9,504,603

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.44% (1 yr. CMT + 2.400%) (2),(10)	08/25/36	381,367	318,772

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	443,638	443,078

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2

5.40% (1 mo. USD Term SOFR + 1.074%) (2)	09/25/34	292,976	301,382

Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6

6.26%	01/25/47	2,001,359	585,547

Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1

4.68% (1 mo. USD Term SOFR + 0.354%) (2)	04/25/37	2,549,179	657,237

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(7)	06/25/54	7,894,635	8,017,114

MortgageIT Trust Series 2005-4, Class A1 5.00% (1 mo. USD Term SOFR +

0.674%) (2)	10/25/35	301,193	296,794

Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1

7.61% (7)	03/15/30	4,494,713	2,043,885

Ownit Mortgage Loan Trust Series 2006-6, Class A2C 4.76% (1 mo. USD Term SOFR +

0.434%) (2)	09/25/37	13,098,069	5,636,191

PRET LLC Series 2022-RN1, Class A1

6.72% (1)	07/25/51	6,656,748	6,664,717

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PRKCM Trust Series 2021-AFC2, Class A1

2.07% (1),(7)	11/25/56	$4,930,630	$4,293,656

PRPM LLC Series 2022-3, Class A1

5.56% (1)	06/25/27	12,966,581	12,967,447

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	544,729	541,223

RALI Trust Series 2005-QA13, Class 2A1

5.34% (7),(10)	12/25/35	322,816	277,930

RALI Trust Series 2005-QA7, Class A21

5.66% (7),(10)	07/25/35	735,139	685,373

RALI Trust Series 2005-QA8, Class CB21

5.30% (7),(10)	07/25/35	2,218,243	1,136,437

RALI Trust Series 2006-QA1, Class A21

5.21% (7),(10)	01/25/36	8,507	5,600

RALI Trust Series 2006-QA2, Class 1A1 4.69% (1 mo. USD Term SOFR +

0.364%) (2),(10)	02/25/36	9,815	6,199

RALI Trust Series 2006-QS10, Class AV (I/O)

0.57% (7),(4)	08/25/36	14,758,170	278,650

RALI Trust Series 2006-QS5, Class A5

6.00% (10)	05/25/36	1,751,029	1,456,745

RALI Trust Series 2006-QS6, Class 1AV (I/O)

0.77% (7),(4)	06/25/36	20,891,783	554,512

RALI Trust Series 2006-QS7, Class AV (I/O)

0.73% (7),(4)	06/25/36	3,961,416	98,628

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (7),(4)	01/25/37	1,074,937	5,601

RALI Trust Series 2007-QS2, Class AV (I/O)

0.30% (7),(4)	01/25/37	7,203,351	74,684

RALI Trust Series 2007-QS3, Class AV (I/O)

0.36% (7),(4)	02/25/37	34,670,762	509,452

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.38% (7),(4)	03/25/37	3,752,921	46,330

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (7),(4)	03/25/37	5,033,665	58,344

RALI Trust Series 2007-QS6, Class A45

5.75% (10)	04/25/37	1,182,825	966,694

RALI Trust Series 2007-QS8, Class AV (I/O)

0.44% (7),(4)	06/25/37	8,296,307	143,081

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75% (10)	04/25/37	2,247,987	1,017,490

RFMSI Trust Series 2005-SA5, Class 2A

5.36% (7),(10)	11/25/35	6,558	5,814

RFMSI Trust Series 2006-S9, Class A3 (PAC)

5.75% (10)	09/25/36	255,678	203,162

RFMSI Trust Series 2007-S2, Class A9

6.00%	02/25/37	2,716,029	2,072,661

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RFMSI Trust Series 2007-SA2, Class 2A2

5.61% (7),(10)	04/25/37	$7,956	$6,734

Roc Mortgage Trust Series 2021-RTL1, Class A1

3.49% (1),(7)	08/25/26	1,469,225	1,467,835

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.68% (1 mo. USD Term SOFR + 0.354%) (2)	05/25/47	9,383,874	6,687,416

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.83%	01/25/36	2,527,323	2,147,396

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C

5.12% (1 mo. USD Term SOFR + 0.794%) (2)	02/25/37	7,058,776	2,929,553

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

4.72% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/37	10,600,223	8,909,849

Sequoia Mortgage Trust Series 2003-8, Class A1

5.07% (1 mo. USD Term SOFR + 0.754%) (2)	01/20/34	153,888	147,060

Soundview Home Loan Trust Series 2007-OPT3, Class 2A4

4.69% (1 mo. USD Term SOFR + 0.364%) (2)	08/25/37	4,000,000	3,629,505

STARM Mortgage Loan Trust Series 2007-1, Class 1A1

6.88% (7)	02/25/37	1,336,110	728,940

STARM Mortgage Loan Trust Series 2007-2, Class 2A1

5.88% (7)	04/25/37	79,114	43,047

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.83% (7)	06/25/37	1,693	793

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

5.06% (7)	09/25/34	256,344	248,087

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

5.56% (7)	10/25/34	591,748	578,002

Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1

5.07% (7),(10)	06/25/36	1,202,026	1,085,346

Structured Asset Mortgage Investments II Trust Series 2007- AR4, Class A5

4.88% (1 mo. USD Term SOFR + 0.554%) (2)	09/25/47	10,835,565	9,406,471

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Towd Point Mortgage Trust Series 2018-2, Class B1

3.77% (1),(7)	03/25/58	$13,050,000	$11,216,770

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

5.34% (7)	01/25/35	1,808,718	1,654,028

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

5.13% (7)	12/25/35	266,319	241,390

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1

5.01% (7)	01/25/36	587,278	555,823

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A

5.53% (1 yr. MTA + 0.960%) (2),(10)	09/25/46	1,694,997	1,349,145

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A 4.15% (1 yr. MTA +

0.810%) (2)	12/25/46	1,755,655	1,492,784

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1

4.64% (1 mo. USD Term SOFR + 0.314%) (2)	02/25/37	15,044,887	4,615,100

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2

5.75% (10)	02/25/36	432,206	403,153

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1

5.04% (1 mo. USD Term SOFR + 0.714%) (2),(10)	07/25/36	938,590	675,596

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

6.77% (7)	11/25/30	10,874	10,919

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

5.08% (1 mo. USD Term SOFR + 0.754%) (2)	03/25/37	5,521,000	5,165,793

Wells Fargo Mortgage-Backed Securities Trust Series 2006- AR11, Class A6

7.02% (7),(10)	08/25/36	766,303	685,661

Total Residential Mortgage-Backed Securities — Non Agency

(Cost: $454,261,689)			417,376,424

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 3.6%

U.S. Treasury Bonds

4.63%	02/15/55	$761,000	$753,569

U.S. Treasury Notes

3.75%	04/30/27	44,209,000	44,345,426

3.88%	04/30/30	7,675,000	7,731,663

4.63%	02/15/35	12,043,000	12,497,435

Total U.S. Treasury Securities

(Cost: $64,968,930)			65,328,093

Total Fixed Income Securities

(Cost: $2,311,883,502)			2,133,478,696

		Shares

INVESTMENT COMPANIES — 0.4%

TCW Private Asset Income Fund — I Class (11)		816,658	8,174,747

Total Investment Companies

(Cost: $8,166,580)			8,174,747

MONEY MARKET INVESTMENTS — 7.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.29% (12)		19,023,653	19,023,653

TCW Central Cash Fund, 4.34% (11),(12)		124,249,045	124,249,045

Total Money Market Investments

(Cost: $143,272,698)			143,272,698

Total Investments (123.9%) (Cost: $2,463,322,779)			2,284,926,141

Liabilities In Excess Of Other Assets (-23.9%)			(441,265,163)

Net Assets (100.0%)			$1,843,660,978

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
811	U.S. Ultra Long Bond Futures	06/18/25	$97,362,703	$98,156,344	$793,641
936	5-Year U.S. Treasury Note Futures	06/30/25	100,538,410	102,206,813	1,668,403
2,010	2-Year U.S. Treasury Note Futures	06/30/25	414,713,507	418,378,360	3,664,853

			$612,614,620	$618,741,517	$6,126,897

Short Futures
1,375	10-Year U.S. Treasury Note Futures	06/18/25	$(155,395,105)	$(157,759,766)	$(2,364,661)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	GBP	1,501,000	07/11/25	$1,921,189	$2,005,408	$(84,219)

				$1,921,189	$2,005,408	$(84,219)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $478,085,260 or 25.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(3)	Restricted security (Note 11).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $1,995,793 or 0.1% of net assets.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	Affiliated issuer.
(12)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(13)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

April 30, 2025

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Receivedfrom Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$28,651,674	$551,997,371	$456,400,000	124,249,045	$124,249,045	$797,869	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	—	8,166,580	—	816,658	8,174,747	28,336	—	—	8,167

Total					$132,423,792	$826,205	$—	$—	$8,167

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Fair Valuation Summary	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,209,712,169	$43,551,597	$1,253,263,766
Residential Mortgage-Backed Securities — Non-Agency	—	414,939,285	2,437,139	417,376,424
Commercial Mortgage-Backed Securities — Non-Agency	—	282,588,034	—	282,588,034
Asset-Backed Securities	—	107,286,652	7,633,155	114,919,807
U.S. Treasury Securities	65,328,093	—	—	65,328,093
Commercial Mortgage-Backed Securities — Agency	—	2,572	—	2,572

Total Fixed Income Securities	65,328,093	2,014,528,712	53,621,891	2,133,478,696

Money Market Investments	143,272,698	—	—	143,272,698
Investment Companies	—	—	8,174,747	8,174,747

Total Investments	$208,600,791	$2,014,528,712	$61,796,638	$2,284,926,141

Asset Derivatives
Futures Contracts
Interest Rate Risk	6,126,897	—	—	6,126,897

Total	$214,727,688	$2,014,528,712	$61,796,638	$2,291,053,038

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(2,364,661)	$—	$—	$(2,364,661)
Forward Currency Contracts
Foreign Currency Risk	—	(84,219)	—	(84,219)

Total	$(2,364,661)	$(84,219)	$—	$(2,448,880)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	April 30, 2025

	TCW Central Cash Fund	TCW Core Fixed Income Fund		TCW Global Bond Fund		TCW Securitized Bond Fund
ASSETS
Investments, at Value (1)	$1,793,315,965	$548,378,873		$21,463,176		$2,152,502,349
Investment in Affiliated Issuers, at Value	—	63,600,658	(2)	1,155,844	(2)	132,423,792	(2)
Foreign Currency, at Value	—	11,938	(3)	1,945	(3)	—
Repurchase agreement at value (Cost $)	800,000,000 (4)	—		—		—
Cash	17,542	359,987		—		848,167
Receivable for Securities Sold	—	5,975,168		19		13,541,540
Receivable for Sale of When-Issued Securities	—	21,348,259		106,035		50,708,036
Receivable for Fund Shares Sold	—	328,538		2,563		1,084,312
Interest and Dividends Receivable	3,215,086	2,763,510		171,083		6,936,007
Receivable from Investment Advisor	—	56,960		24,455		74,168
Unrealized Appreciation on Forward Currency Exchange Contracts	—	1,855		143,095		—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	56,529		3,670		—
Cash Collateral Held for Brokers	—	3,552,002		144,091		7,925,294
Prepaid Expenses	—	48,977		21,089		61,518

Total Assets	2,596,548,593	646,483,254		23,237,065		2,366,105,183

LIABILITIES
Distributions Payable	521,489	102,866		822		3,060,292
Payable for Securities Purchased	—	11,339,361		465,343		—
Payable for Purchase of When-Issued Securities	—	75,646,048		2,366,866		511,177,275
Payable for Fund Shares Redeemed	—	1,082,476		1,192		4,793,095
Accrued Capital Gain Withholding Taxes	—	—		20		—
Disbursements in Excess of Available Cash	—	—		726		—
Accrued Directors’ Fees and Expenses	20,038	19,674		20,468		18,680
Deferred Accrued Directors’ Fees and Expenses	—	5,631		5,631		5,631
Accrued Management Fees	—	211,196		8,178		591,590
Accrued Distribution Fees	—	22,447		1,818		56,743
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	—		8,927		183,205
Collateral Pledged by Brokers	—	333,000		—		685,000
Unrealized Depreciation on Forward Currency Exchange Contracts	—	899,645		98,309		84,219
Transfer Agent Fees Payable	4,763	231,227		10,801		708,122
Administration Fee Payable	(42,044)	35,995		5,482		105,592
Audit Fees Payable	(212)	44,567		26,647		128,703
Accounting Fees Payable	(19,576)	82,053		4,103		296,658
Custodian Fees Payable	6,903	54,652		25,668		230,119
Legal Fees Payable	(232)	34,224		653		74,329
Other Accrued Expenses	(7,903)	88,605		17,938		244,952

Total Liabilities	483,226	90,233,667		3,069,592		522,444,205

NET ASSETS	$2,596,065,367	$556,249,587		$20,167,473		$1,843,660,978

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Continued)

	TCW Central Cash Fund	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW Securitized Bond Fund
NET ASSETS CONSIST OF:
Paid-in Capital	$2,596,135,121	$807,716,219	$23,273,713	$2,712,973,393
Accumulated Earnings (Loss)	(69,754)	(251,466,632)	(3,106,240)	(869,312,415)

NET ASSETS	$2,596,065,367	$556,249,587	$20,167,473	$1,843,660,978

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$—	$349,227,650	$11,171,805	$1,561,024,190

N Class Share	$—	$109,703,454	$8,995,668	$276,144,495

Plan Class Share	$—	$97,318,483	$—	$6,492,293

Cash Management Shares	$2,596,065,367	—	—	—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	—	36,022,162	1,309,930	199,674,531

N Class Share	—	11,338,103	1,054,954	34,233,460

Plan Class Share	—	9,984,841	—	826,222

Cash Management Shares	2,596,135,121	—	—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$—	$9.69	$8.53	$7.82

N Class Share	$—	$9.68	$8.53	$8.07

Plan Class Share	$—	$9.75	$—	$7.86

Cash Management Shares	$1.00	$—	$—	$—

(1)

The identified cost for the TCW Central Cash Fund, the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at April 30, 2025 was $1,793,315,965, $559,918,318, $21,491,729 and $2,330,907,154, respectively.

(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at April 30, 2025 was $63,600,658, $1,156,866 and $132,415,625, respectively.
(3)	The identified cost for the TCW Core Fixed Income Fund and the TCW Global Bond Fund at April 30, 2025 was $12,046 and $1,920, respectively.
(4)	The identified cost was $800,000,000.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares and Cash Management Shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations	Six Months Ended April 30, 2025

	TCW Central Cash Fund	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW Securitized Bond Fund
INVESTMENT INCOME
Income:
Dividends	$482,145	$94,342	$2,152	$183,874
Dividends from Investment in Affiliated Issuers	—	1,815,631	35,035	826,205
Interest	57,403,072	14,541,595	421,043 (1)	27,178,094

Total	57,885,217	16,451,568	458,230	28,188,173

Expenses:
Management Fees	—	1,511,590	47,707	3,490,196
Accounting Services Fees	20,162	11,278	7,751	20,886
Administration Fees	19,836	30,571	6,521	38,721
Transfer Agent Fees:
I Class	2,976	229,092	3,597	693,779
N Class	—	76,609	4,035	173,259
Plan Class	—	6,565	—	4,008
Custodian Fees	20,136	33,790	32,267	37,512
Professional Fees	41,281	54,656	23,361	141,181
Directors’ Fees and Expenses	19,836	46,169	46,169	46,169
Registration Fees:
I Class	—	11,292	7,787	20,359
N Class	—	8,569	7,627	10,213
Plan Class	—	9,861	—	8,486
Distribution Fees:
N Class	—	141,653	10,661	361,711
Compliance Expense	—	1,703	1,703	1,703
Shareholder Reporting Expense	—	4,223	1,461	7,534
Other	3,108	47,832	3,334	194,698

Total	127,335	2,225,453	203,981	5,250,415

Less Expenses Borne by Investment Advisor:
I Class	—	(149,930)	(74,065)	(454,943)
N Class	—	(146,608)	(67,852)	(202,090)
Plan Class	—	(35,753)	—	(12,570)

Net Expenses	127,335	1,893,162	62,064	4,580,812

Net Investment Income	57,757,882	14,558,406	396,166	23,607,361

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(20,165)	(24,246,006)	(724,936)	(20,111,044)
Foreign Currency	—	(44,889)	(3,070)	(30,296)
Forward Currency Exchange Contracts	—	492,950	59,512	24,055
Futures Contracts	—	(2,280,498)	(109,559)	(12,802,802)
Swap Agreements	—	837,433	808	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	23,357,130	1,122,059 (2)	54,332,953
Foreign Currency	—	13,205	3,815	30
Forward Currency Exchange Contracts	—	(1,111,511)	42,523	(84,219)
Futures Contracts	—	4,874,157	168,575	11,410,484
Investments in Affiliated Issuers	—	—	(4,536)	8,167
Swap Agreements	—	(237,905)	11,554	—

Net Realized and Unrealized Gain (Loss) on Investments	(20,165)	1,654,066	566,745	32,747,328

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,737,717	$16,212,472	$962,911	$56,354,689

(1)	Net of foreign taxes withheld of $429 for the TCW Global Bond Fund
(2)	Net of capital gain withholding taxes of $20 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Central Cash Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024 (1)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$57,757,882	$45,240,641	$14,558,406	$37,632,486
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(20,165)	(49,588)	(25,241,010)	12,291,230
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	—	—	26,895,076	61,915,545

Increase in Net Assets Resulting from Operations	57,737,717	45,191,053	16,212,472	111,839,261

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(57,757,883)	(45,240,641)	(17,334,332)	(42,725,492)

NET CAPITAL SHARE TRANSACTIONS
I Class	(131,476,769)	2,727,611,890	(267,957,134)	(113,917,492)
N Class	—	—	(14,038,356)	(38,601,564)
Plan Class	—	—	662,439	(112,580,761)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(131,476,769)	2,727,611,890 (2)	(281,333,051)	(265,099,817)

Increase (Decrease) in Net Assets	(131,496,935)	2,727,562,302	(282,454,911)	(195,986,048)
NET ASSETS
Beginning of period	2,727,562,302	—	838,704,498	1,034,690,546

End of period	$2,596,065,367	$2,727,562,302	$556,249,587	$838,704,498

(1)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.
(2)	All transactions are with other affiliated TCW Funds.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW Securitized Bond Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$396,166	$840,973	$23,607,361	$96,762,913
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(777,245)	(435,948)	(32,920,087)	(8,402,149)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	1,343,990	1,542,347	65,667,415	197,053,185

Increase in Net Assets Resulting from Operations	962,911	1,947,372	56,354,689	285,413,949

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(279,746)	(581,421)	(64,836,858)	(132,779,468)

NET CAPITAL SHARE TRANSACTIONS
I Class	(160,388)	361,584	(8,758,481)	(700,307,268)
N Class	87,590	27,961	(34,740,424)	(101,983,001)
Plan Class	—	—	1,608,719	2,279,445

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(72,798)	389,545	(41,890,186)	(800,010,824)

Increase (Decrease) in Net Assets	610,367	1,755,496	(50,372,355)	(647,376,343)
NET ASSETS
Beginning of period	19,557,106	17,801,610	1,894,033,333	2,541,409,676

End of period	$20,167,473	$19,557,106	$1,843,660,978	$1,894,033,333

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2025, the Company consisted of 12 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Central Cash Fund	The Fund seeks maximum current income, consistent with preservation of capital, daily liquidity and a stable share price of $1.0000. The Fund is a government money market fund.

TCW Core Fixed Income Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Global Bond Fund

Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Securitized Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global

TCW Funds, Inc.

April 30, 2025

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Central Cash Fund, which only offers Cash Management Shares, and the TCW Core Fixed Income Fund and TCW Securitized Bond Fund, which also offer Plan Class shares. The I Class, N Class, and Plan Class of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7). Cash Management Shares are generally available for purchase only by funds, separately managed accounts and other investment vehicles advised or subadvised by the Advisor or its affiliates, and therefore are not available to the public.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Residential Mortgage-Backed Securities — Agency	Total
Balance as of October 31, 2024	$3,596,945	$—	$3,596,945
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	(52,915)	(52,915)
Change in Unrealized Appreciation (Depreciation)*	95,125	(7,386)	87,739
Purchases	—	2,657,684	2,657,684
Sales	(153,443)	—	(153,443)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2025	$3,538,627	$2,597,383	$6,136,010

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2025 was $87,739 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Global Bond Fund	Common Stock	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$10,420	$90,758	$101,178
Accrued Discounts (Premiums)	—	1,954	1,954
Realized Gain (Loss)	—	(251,639)	(251,639)
Change in Unrealized Appreciation (Depreciation)*	3,383	260,710	264,093
Purchases	—	35	35
Sales	—	(59,604)	(59,604)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of April 30, 2025	$13,803	$42,214	$56,017

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2025 was $9,029 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

TCW Securitized Bond Fund	Asset-Backed Securities	Investment Companies	Residential Mortgage- Backed Securities — Agency	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$—	$—	$—	$2,287,635	$2,287,635
Accrued Discounts (Premiums)	—	—	—	(123,303)	(123,303)
Realized Gain (Loss)	(2,453)	—	(1,132,360)	—	(1,134,813)
Change in Unrealized Appreciation (Depreciation)*	17,896	8,167	308,372	273,035	607,470
Purchases	8,230,936	8,166,580	24,566,458	4,543	40,968,517
Sales	(613,224)	—	—	(4,771)	(617,995)
Transfers in to Level 3	—	—	19,809,127	—	19,809,127
Transfers out of Level 3	—	—	—	—	—

Balance as of April 30, 2025	$7,633,155	$8,174,747	$43,551,597	$2,437,139	$61,796,638

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2025 was $607,250 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2025 are as follows:

Description	Fair Value at 4/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,538,627	Broker Quote	Offered Quote	$93.273	$93.273	Increase
Residential Mortgage- Backed Securities — Agency	$2,597,383	Third-Party Vendor	Vendor Prices	$12.887	$12.887	Increase
TCW Global Bond Fund
Common Stock	$13,803	Third-Party Vendor	Vendor Prices	$40.125	$40.125	Increase
Residential Mortgage-Backed Securities — Non-Agency	$42,214	Third-Party Vendor	Vendor Prices	$10.001	$10.001	Increase
TCW Securitized Bond Fund
Asset-backed Securities	$3,592,732	Third-Party Vendor	Vendor Prices	$101.711	$101.711	Increase
Asset-backed Securities	$4,040,423	Broker Quote	Offered Quote	$100.000	$100.000	Increase
Investment Companies	$8,174,747	Third-Party Vendor	Vendor Prices	$10.010	$10.010	Increase
Residential Mortgage- Backed Securities - Agency	$43,551,597	Third-Party Vendor	Vendor Prices	$12.887–$13.155	$13.028	Increase
Residential Mortgage-Backed Securities - Non- Agency	$2,437,139	Third-Party Vendor	Vendor Prices	$0.001–$9.539	$2.049	Increase

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$2,398,907	$2,398,907
Forward Currency Exchange Contracts	—	—	1,855	—	1,855
Swaptions Purchased	—	—	—	301,632	301,632

Total Value	$—	$—	$1,855	$2,700,539	$2,702,394

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(899,645)	$—	$(899,645)
Futures Contracts(1)	—	—	—	(1,032,743)	(1,032,743)

Total Value	$—	$—	$(899,645)	$(1,032,743)	$(1,932,388)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$492,950	$—	$492,950
Futures Contracts	—	—	—	(2,280,498)	(2,280,498)
Swaptions Purchased	—	—	—	(320,023)	(320,023)
Swap Agreements	—	—	—	837,433	837,433

Net Realized Gain (Loss)	$—	$—	$492,950	$(1,763,088)	$(1,270,138)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$(1,111,511)	$—	$(1,111,511)
Futures Contracts	—	—	—	4,874,157	4,874,157
Swaptions Purchased(3)	—	—	—	77,615	77,615
Swap Agreements	—	—	—	(237,905)	(237,905)

Net Change in Appreciation (Depreciation)	$—	$—	$(1,111,511)	$4,713,867	$3,602,356

Number of Contracts or Notional Amounts (4)
Forward Currency Exchange Contracts	$ —	$ —	$24,956,002	$ —	$24,956,002
Futures Contracts	—	—	—	1,971	1,971
Swaptions Purchased	$	$	$	$56,165,000	$56,165,000
Swap Agreements	$ —	$ —	$ —	$8,888,000	$8,888,000

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund (Continued)

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements(2)	$—	$—	$—	$5,882	$5,882
Futures Contracts(1)	—	—	—	83,527	83,527
Forward Currency Exchange Contracts	—	—	143,095	—	143,095

Total Value	$—	$—	$143,095	$89,409	$232,504

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(98,309)	$—	$(98,309)
Futures Contracts(1)	—	—	—	(28,032)	(28,032)

Total Value	$—	$—	$(98,309)	$(28,032)	$(126,341)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$59,512	$—	$59,512
Futures Contracts	—	—	—	(109,559)	(109,559)
Swap Agreements	—	—	—	808	808

Net Realized Gain (Loss)	$—	$—	$59,512	$(108,751)	$(49,239)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$42,523	$—	$42,523
Futures Contracts	—	—	—	168,575	168,575
Swap Agreements	—	—	—	11,554	11,554

Net Change in Appreciation (Depreciation)	$—	$—	$42,523	$180,129	$222,652

Number of Contracts or Notional Amounts (4)
Forward Currency Exchange Contracts	$ —	$ —	$12,112,964	$ —	$12,112,964
Futures Contracts	—	—	—	89	89
Swap Agreements	$ —	$ —	$—	$1,153,333	$1,153,333

TCW Securitized Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$6,126,897	$6,126,897

Total Value	$—	$—	$—	$6,126,897	$6,126,897

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(84,219)	$—	$(84,219)
Futures Contracts(1)	—	—	—	(2,364,661)	(2,364,661)

Total Value	$—	$—	$(84,219)	$(2,364,661)	$(2,448,880)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$24,055	$—	$24,055
Futures Contracts	—	—	—	(12,802,802)	(12,802,802)

Net Realized Gain (Loss)	$—	$—	$24,055	$(12,802,802)	$(12,778,747)

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

TCW Securitized Bond Fund (Continued)

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$(84,219)	$—	$(84,219)
Futures Contracts	—	—	—	11,410,484	11,410,484

Net Change in Appreciation (Depreciation)	$—	$—	$(84,219)	$11,410,484	$11,326,265

Number of Contracts or Notional Amounts (4)
Forward Currency Exchange Contracts	$ —	$ —	$1,921,189	$ —	$1,921,189
Futures Contracts	—	—	—	5,616	5,616

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2025 is reported within the Statement of Assets and Liabilities.

(2)

Includes cumulative appreciation (depreciation) of swap agreements as reported in the Schedule of Investments. Only variation margin on April 30, 2025 is reported within the Statement of Assets and Liabilities.

(3)	Represents change in unrealized appreciation (depreciation) for purchased swaptions during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2025.

Counterparty Credit Risk:  Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:  For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.  Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW Core Fixed Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Assets (2)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$1,855	$—	$(1,855)	$—
JPMorgan Chase Bank
Swaptions	155,637	—	—	155,637
Goldman Sachs & Co.
Swaptions	145,995	—	—	145,995

Total	$303,487	$—	$(1,855)	$301,632

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Core Fixed Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$757,853	$(303,000)	$—	$454,853
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	141,792	—	(1,855)	139,937

Total	$899,645	$(303,000)	$(1,855)	$594,790

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Global Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Assets (2)
Barclays Capital
Foreign Currency Exchange Contracts	$25	$—	$(3)	$22
Citibank N.A.
Foreign Currency Exchange Contracts	64,702	—	(42,708)	21,994
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	78,367	—	(55,510)	22,857
ING Baring U.S. Capital Markets
Foreign Currency Exchange Contracts	1	—	—	1

Total	$143,095	$—	$(98,221)	$44,874

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Global Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Barclays Capital
Foreign Currency Exchange Contracts	$3	$—	$(3)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	42,708	—	(42,708)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	55,510	—	(55,510)	—
Morgan Stanley & Co.
Foreign Currency Exchange Contracts	48	—	—	48
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	40	—	—	40

Total	$98,309	$—	$(98,221)	$88

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Securitized Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Goldman Sachs & Co. Foreign Currency Exchange Contracts	$84,219	$—	$—	$84,219

Total	$84,219	$—	$—	$84,219

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon

TCW Funds, Inc.

April 30, 2025

Note 3 — Portfolio Investments (Continued)

price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The TCW Central Cash Fund had repurchase agreements outstanding as of April 30, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund entered into forward currency exchange contracts during the period ended April 30, 2025 to hedge against the foreign currency exposure within the Funds. Outstanding forward currency exchange contracts at April 30, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund utilized futures during the period ended April 30, 2025 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2025 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security

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April 30, 2025

Note 3 — Portfolio Investments (Continued)

instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap

TCW Funds, Inc.

April 30, 2025

Note 3 — Portfolio Investments (Continued)

agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2025, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk: Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally,

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

TCW Funds, Inc.

April 30, 2025

Note 4 — Risk Considerations (Continued)

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Central Cash Fund	$—	$—	$—	$2,593,315,965
TCW Core Fixed Income Fund	7,687,984	(24,194,084)	(16,506,100)	628,485,631
TCW Global Bond Fund	804,073	(910,649)	(106,576)	22,725,596
TCW Securitized Bond Fund	77,749,767	(234,963,318)	(157,213,551)	2,442,139,692

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At October 31, 2024 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	971,238	—	971,238
TCW Global Bond Fund	19,770	—	19,770
TCW Securitized Bond Fund	28,281,308	—	28,281,308

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Central Cash Fund	$45,240,641	$—	$—	$45,240,641
TCW Core Fixed Income Fund	42,725,492	—	—	42,725,492
TCW Global Bond Fund	581,421	—	—	581,421
TCW Securitized Bond Fund	132,779,468	—	—	132,779,468

At October 31, 2024, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Central Cash Fund	$49,588	$—	$49,588
TCW Core Fixed Income Fund	143,290,530	64,737,234	208,027,764
TCW Global Bond Fund	1,079,305	1,414,130	2,493,435
TCW Securitized Bond Fund	445,276,571	222,052,228	667,328,799

The Funds did not have any unrecognized tax benefits at April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Global Bond Fund	0.50%
TCW Securitized Bond Fund	0.40%

TCW Funds, Inc.

April 30, 2025

Note 6 — Fund Management Fees and Other Expenses (Continued)

The TCW Central Cash Fund does not pay management fees to the Advisor.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW Securitized Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Core Fixed Income Fund	$366,979	$473,555	$263,709	$1,104,243
TCW Global Bond Fund	61,859	66,875	30,753	159,487
TCW Securitized Bond Fund	491,126	1,137,578	648,915	2,277,619

Total	$919,964	$1,678,008	$943,377	$3,541,349

Directors’ Fees:  Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Central Cash Fund	$—	$—	$—	$—
TCW Core Fixed Income Fund	48,030,830	114,188,004	1,662,863,909	1,887,501,139
TCW Global Bond Fund	9,985,843	10,950,273	21,435,825	20,424,431
TCW Securitized Bond Fund	55,286,255	170,574,025	2,982,822,066	3,003,827,006

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Central Cash Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024 (1)
Cash Management Shares	Shares	Amount	Shares	Amount
Shares Sold	24,371,814,377	$24,371,814,377	20,636,368,000	$20,636,368,000
Shares Issued upon Reinvestment of Dividends	56,170,755	56,170,755	44,340,793	44,340,793
Shares Redeemed	(24,559,461,901)	(24,559,461,901)	(17,953,096,903)	(17,953,096,903)

Net Increase (Decrease)	(131,476,769)	$(131,476,769)	2,727,611,890	$2,727,611,890

(1)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.

TCW Core Fixed Income Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	4,473,319	$43,052,255	11,613,744	$112,200,678
Shares Issued upon Reinvestment of Dividends	1,506,400	14,499,813	3,056,608	29,512,430
Shares Redeemed	(34,139,565)	(325,509,202)	(26,431,625)	(255,630,600)

Net Decrease	(28,159,846)	$(267,957,134)	(11,761,273)	$(113,917,492)

N Class	Shares	Amount	Shares	Amount
Shares Sold	811,663	$7,768,347	2,484,201	$23,968,112
Shares Issued upon Reinvestment of Dividends	274,296	2,636,302	495,967	4,776,696
Shares Redeemed	(2,541,386)	(24,443,005)	(7,006,174)	(67,346,372)

Net Decrease	(1,455,427)	$(14,038,356)	(4,026,006)	$(38,601,564)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	1,683,732	$16,252,023	5,348,173	$52,094,155
Shares Issued upon Reinvestment of Dividends	274,421	2,656,934	672,278	6,513,032
Shares Redeemed	(1,889,509)	(18,246,518)	(17,277,813)	(171,187,948)

Net Decrease	68,644	$662,439	(11,257,362)	$(112,580,761)

TCW Funds, Inc.

April 30, 2025

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,132	$17,452	67,681	$557,181
Shares Issued upon Reinvestment of Dividends	21,568	177,510	38,546	315,445
Shares Redeemed	(43,214)	(355,350)	(61,989)	(511,042)

Net Increase (Decrease)	(19,514)	$(160,388)	44,238	$361,584

N Class	Shares	Amount	Shares	Amount
Shares Sold	15,755	$129,771	34,701	$287,863
Shares Issued upon Reinvestment of Dividends	17,223	141,723	31,531	257,903
Shares Redeemed	(22,816)	(183,904)	(63,799)	(517,805)

Net Increase	10,162	$87,590	2,433	$27,961

TCW Securitized Bond Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	49,519,530	$387,556,031	78,747,377	$626,162,709
Shares Issued upon Reinvestment of Dividends	5,492,872	42,888,689	9,112,707	71,638,741
Shares Redeemed	(56,287,705)	(439,203,201)	(177,803,352)	(1,398,108,718)

Net Decrease	(1,275,303)	$(8,758,481)	(89,943,268)	$(700,307,268)

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,925,573	$15,470,976	4,642,950	$37,921,944
Shares Issued upon Reinvestment of Dividends	1,403,194	11,300,954	2,597,932	21,068,641
Shares Redeemed	(7,649,967)	(61,512,354)	(19,763,032)	(160,973,586)

Net Decrease	(4,321,200)	$(34,740,424)	(12,522,150)	$(101,983,001)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	229,489	$1,804,774	504,526	$3,994,339
Shares Issued upon Reinvestment of Dividends	1,586	12,447	3,249	25,642
Shares Redeemed	(26,629)	(208,502)	(219,607)	(1,740,536)

Net Increase	204,446	$1,608,719	288,168	$2,279,445

Note 10 — Affiliate Ownership

As of April 30, 2025, affiliates of the Funds and Advisor owned 100.00% and 85.52% of the net assets of the TCW Central Cash Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Restricted Securities (Continued)

to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2025 are listed below.

TCW Securitized Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E, 8.36%, due 10/22/2034	11/19/24	$3,574,836	$3,592,732	0.19%
CSMC Trust Series 2021-RP11, Class A1, 1.48%, due 10/25/2061	2/16/24	559,769	557,384	0.03%
CSMC Trust Series 2022-RPL1, Class A1, 0.49%, due 4/25/2061	2/16/24	143,106	104,240	0.01%

		$4,277,711	$4,254,356	0.23%

Note 12 — Committed Line Of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative

TCW Funds, Inc.

April 30, 2025

Note 14 — New Accounting Pronouncements (Continued)

reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2022-03 on our financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ CODM, who act in accordance with Board of Trustee reviews and approvals. The CODM monitors and actively manages the operating results of each Fund. There have been no impacts to date.

Note 15 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW Central Cash Fund

Financial Highlights — Cash Management Shares

	Six Months Ended April 30, 2025 (Unaudited)		For the period July 15, 2024 (Commencement of Operations) through October 31, 2024
Net Asset Value per Share, Beginning of period	$1.00		$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.02

Total from Investment Operations	0.02		0.02

Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.02)

Total Distributions	(0.02)		(0.02)

Net Asset Value per Share, End of period	$1.00		$1.00

Total Return	2.23	% (2)	1.64	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,596,065		$2,727,562

Ratio of Expenses to Average Net Assets	0.01	% (4)	0.01	% (4)

Ratio of Net Investment Income to Average Net Assets	4.37	% (4)	5.34	% (4)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020
Net Asset Value per Share, Beginning of period	$9.65		$9.08	$9.39	$11.56		$11.98	$11.41

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.38	0.36	0.20		0.11	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.63	(0.36)	(2.17)		(0.09)	0.61

Total from Investment Operations	0.27		1.01	—	(1.97)		0.02	0.81

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.44)	(0.31)	(0.17)		(0.14)	(0.24)
Distributions from Return of Capital	—		—	—	(0.03)		(0.04)	—
Distributions from Net Realized Gain	—		—	—	(0.00	) (2)	(0.26)	—

Total Distributions	(0.23)		(0.44)	(0.31)	(0.20)		(0.44)	(0.24)

Net Asset Value per Share, End of period	$9.69		$9.65	$9.08	$9.39		$11.56	$11.98

Total Return	2.78	% (3)	11.15%	(0.29%)	(17.10%)		0.19%	7.14%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$349,228		$619,344	$689,215	$911,213		$1,471,072	$1,344,787

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.54	% (4)	0.52%	0.50%	0.53%		0.51%	0.51%

After Expense Reimbursement	0.49	% (4)	0.49%	0.49%	0.49%		0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.85	% (4)	3.92%	3.69%	1.90%		0.94%	1.66%

Portfolio Turnover Rate	224.28	% (3)	453.67%	442.34%	473.72%		469.87%	371.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022		2021	2020
Net Asset Value per Share, Beginning of period	$9.63		$9.05	$9.38	$11.53		$11.95	$11.38

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.37	0.35	0.19		0.09	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.63	(0.39)	(2.16)		(0.09)	0.60

Total from Investment Operations	0.27		1.00	(0.04)	(1.97)			0.78

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.42)	(0.29)	(0.15)		(0.12)	(0.21)
Distributions from Net Realized Gain	—		—	—	(0.00	) (2)	(0.26)	—
Distributions from Return of Capital	—		—	—	(0.03)		(0.04)	—

Total Distributions	(0.22)		(0.42)	(0.29)	(0.18)		(0.42)	(0.21)

Net Asset Value per Share, End of period	$9.68		$9.63	$9.05	$9.38		$11.53	$11.95

Total Return	2.81	% (3)	11.12%	(0.56)%	(17.22)%		0.00%	6.92%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$109,703		$123,172	$152,264	$170,497		$223,562	$241,938

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.86	% (4)	0.83%	0.80%	0.82%		0.80%	0.80%

After Expense Reimbursement	0.61	% (4)	0.62%	0.64%	0.64%		0.65%	0.67%

Ratio of Net Investment Income to Average Net Assets	3.77	% (4)	3.79%	3.56%	1.77%		0.78%	1.53%

Portfolio Turnover Rate	224.28	% (3)	453.67%	442.34%	473.72%		469.87%	371.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,					February 28, 2020 (Commencement of Operations) through October 31, 2020
			2024	2023	2022		2021
Net Asset Value per Share, Beginning of period	$9.70		$9.13	$9.44	$11.61		$12.06	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.39	0.37	0.25		0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.62	(0.37)	(2.21)		(0.11)	0.29

Total from Investment Operations	0.28		1.01	—	(1.96)		0.00	0.47

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.44)	(0.31)	(0.18)		(0.14)	(0.13)
Distributions from Net Realized Gain	—		—	—	(0.00	) (2)	(0.26)	N/A
Return of capital	—		—	—	(0.03)		(0.05)	N/A

Total distributions	(0.23)		(0.44)	(0.31)	(0.21)		(0.45)	(0.13)

Net Asset Value per Share, End of period	$9.75		$9.70	$9.13	$9.44		$11.61	$12.06

Total Return	2.91	% (4)	11.17%	(0.11%)	(17.07%)		(0.01%)	3.98	% (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$97,318		$96,188	$193,212	$81,408		$867	$0.00	(5)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.51	% (6)	0.50%	0.48%	0.51%		7.54%	14,703.31	% (6)

After Expense Reimbursement	0.44	% (6)	0.44%	0.44%	0.44%		0.44%	0.44	% (6)

Ratio of Net Investment Income to Average Net Assets	3.94	% (6)	3.96%	3.83%	2.46%		0.97%	2.20	% (6)

Portfolio Turnover Rate	224.28	% (4)	453.67%	442.34%	473.72%		469.87%	371.22	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(5)	Amount Rounds to less than $1,000.
(6)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$8.24		$7.65	$7.75	$10.18	$10.66	$10.26

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.36	0.36	0.24	0.20	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.24		0.48	(0.17)	(2.50)	(0.20)	0.54

Total from Investment Operations	0.41		0.84	0.19	(2.26)	—	0.79

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.25)	(0.22)	(0.03)	(0.20)	(0.15)
Distributions from Return of Capital	—		—	(0.07)	(0.13)	(0.06)	—
Distributions from Net Realized Gain	—		—	—	(0.01)	(0.22)	(0.24)

Total Distributions	(0.12)		(0.25)	(0.29)	(0.17)	(0.48)	(0.39)

Net Asset Value per Share, End of period	$8.53		$8.24	$7.65	$7.75	$10.18	$10.66

Total Return	5.04	% (2)	11.03%	2.22%	(22.45%)	(0.18%)	7.99%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11,172		$10,952	$9,830	$8,650	$24,332	$10,822

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.98	% (3)	2.16%	1.66%	1.67%	1.15%	1.66%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.16	% (3)	4.37%	4.40%	2.59%	1.87%	2.40%

Portfolio Turnover Rate	155.82	% (2)	266.63%	221.66%	208.60%	245.94%	228.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$8.24		$7.65	$7.75	$10.17	$10.66	$10.26

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.35	0.35	0.26	0.19	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.25		0.48	(0.17)	(2.52)	(0.21)	0.55

Total from Investment Operations	0.41		0.83	0.18	(2.26)	(0.02)	0.79

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.24)	(0.22)	(0.03)	(0.19)	(0.15)
Distributions from Net Realized Gain	—		—	—	(0.01)	(0.22)	(0.24)
Distributions from Return of Capital	—		—	(0.06)	(0.12)	(0.06)	—

Total Distributions	(0.12)		(0.24)	(0.28)	(0.16)	(0.47)	(0.39)

Net Asset Value per Share, End of period	$8.53		$8.24	$7.65	$7.75	$10.17	$10.66

Total Return	4.98	% (2)	10.91%	2.12%	(22.45)%	(0.38)%	7.93%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,996		$8,605	$7,971	$7,730	$10,742	$10,972

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.29	% (3)	2.47%	1.95%	2.15%	1.53%	1.94%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.06	% (3)	4.27%	4.29%	2.80%	1.77%	2.29%

Portfolio Turnover Rate	155.82	% (2)	266.63%	221.66%	208.60%	245.94%	228.14%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$7.85		$7.39	$7.96	$10.14	$10.46	$10.07

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.37	0.43	0.33	0.21	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.15		0.60	(0.53)	(2.28)	(0.25)	0.44

Total from Investment Operations	0.26		0.97	(0.10)	(1.95)	(0.04)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.51)	(0.47)	(0.23)	(0.20)	(0.31)
Distributions from Return of Capital	—		—	—	—	(0.01)	—
Distributions from Net Realized Gain	—		—	—	—	(0.07)	—

Total Distributions	(0.29)		(0.51)	(0.47)	(0.23)	(0.28)	(0.31)

Net Asset Value per Share, End of period	$7.82		$7.85	$7.39	$7.96	$10.14	$10.46

Total Return	3.38	% (2)	13.32%	(1.51%)	(19.58%)	(0.40%)	7.08%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,561,024		$1,576,958	$2,149,490	$2,595,866	$4,264,583	$5,737,736

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.55	% (3)	0.54%	0.50%	0.55%	0.52%	0.55%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	2.74	% (3)	4.69%	5.28%	3.59%	2.07%	2.50%

Portfolio Turnover Rate	143.81	% (2)	327.85%	303.12%	386.85%	493.39%	269.04%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$8.10		$7.62	$8.21	$10.46	$10.78	$10.37

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.36	0.43	0.33	0.19	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.16		0.63	(0.56)	(2.37)	(0.25)	0.47

Total from Investment Operations	0.26		0.99	(0.13)	(2.04)	(0.06)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.51)	(0.46)	(0.21)	(0.18)	(0.29)
Distributions from Net Realized Gain	—		—	—	—	(0.07)	—
Distributions from Return of Capital	—		—	—	—	(0.01)	—

Total Distributions	(0.29)		(0.51)	(0.46)	(0.21)	(0.26)	(0.29)

Net Asset Value per Share, End of period	$8.07		$8.10	$7.62	$8.21	$10.46	$10.78

Total Return	3.28	% (2)	13.01%	(1.75)%	(19.70)%	(0.58)%	6.86%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$276,144		$312,171	$389,444	$506,866	$818,608	$1,844,170

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.84	% (3)	0.83%	0.77%	0.79%	0.81%	0.79%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.73%

Ratio of Net Investment Income to Average Net Assets	2.53	% (3)	4.47%	5.07%	3.40%	1.83%	2.21%

Portfolio Turnover Rate	143.81	% (2)	327.85%	303.12%	386.85%	493.39%	269.04%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,				February 28, 2020 (Commencement of Operations) through October 31, 2020
			2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$7.89		$7.42	$8.00	$10.19	$10.50	$10.33

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.37	0.44	0.36	0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.15		0.61	(0.55)	(2.31)	(0.24)	0.13

Total from Investment Operations	0.26		0.98	(0.11)	(1.95)	(0.02)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.29)		(0.51)	(0.47)	(0.24)	(0.21)	(0.16)
Distributions from Net Realized Gain	—		—	—	—	(0.07)	N/A
Return of capital	—		—	—	—	(0.01)	N/A

Total distributions	(0.29)		(0.51)	(0.47)	(0.24)	(0.29)	(0.16)

Net Asset Value per Share, End of period	$7.86		$7.89	$7.42	$8.00	$10.19	$10.50

Total Return	3.41	% (2)	13.35%	(1.68%)	(19.43%)	(0.25%)	3.22	% (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$6,492		$4,904	$2,476	$1,522	$571	$0	(4)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.87	% (5)	1.16%	1.32%	2.98%	6.69%	14,761.71	% (5)

After Expense Reimbursement	0.44	% (5)	0.44%	0.44%	0.44%	0.44%	0.44	% (5)

Ratio of Net Investment Income to Average Net Assets	2.80	% (5)	4.70%	5.31%	3.88%	2.13%	2.84	% (5)

Portfolio Turnover Rate	143.81	% (2)	327.85%	303.12%	386.85%	493.39%	269.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Amount Rounds to less than $1,000.
(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bank Global Fund Services

P.O Box 219252

Kansas City, MO 64121-9252

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Concentrated Large Cap Growth Fund

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW White Oak Emerging Markets Equity Fund

TO COME

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW White Oak Emerging Markets Equity Fund

TCW Funds, Inc.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 95.2% of Net Assets

Angola — 1.4%

Angola Government International Bonds

8.00% (1)	11/26/29	$16,383,000	$13,103,287

8.25% (1)	05/09/28	16,998,000	14,357,701

8.75% (1)	04/14/32	26,579,000	20,554,869

9.50% (1)	11/12/25	2,135,000	2,089,973

Total Angola

(Cost: $57,718,746)			50,105,830

Argentina — 2.1%

Argentina Republic Government International Bonds

0.75%	07/09/30	30,402,273	23,365,971

4.13%	07/09/35	26,076,132	17,326,808

5.00%	01/09/38	20,314,606	14,304,124

Provincia de Buenos Aires/Government Bonds

6.63% (1)	09/01/37	25,268,810	16,997,065

Total Argentina

(Cost: $48,280,015)			71,993,968

Bahrain — 1.4%

Bahrain Government International Bonds

5.63% (1)	05/18/34	19,114,000	17,382,080

6.75% (1)	09/20/29	19,232,000	19,579,907

CBB International Sukuk Programme Co. WLL

6.00% (2)	02/12/31	10,553,000	10,659,480

Total Bahrain

(Cost: $45,458,190)			47,621,467

Brazil — 5.6%

Aegea Finance SARL

9.00% (2)	01/20/31	12,837,000	13,393,869

Brazil Government International Bonds

3.75%	09/12/31	15,200,000	13,679,088

5.00%	01/27/45	24,910,000	18,978,680

6.00%	10/20/33	22,625,000	22,372,505

6.13%	01/22/32	9,000,000	9,165,960

6.13%	03/15/34	17,150,000	16,829,295

6.63%	03/15/35	10,075,000	10,074,295

7.13%	05/13/54	29,486,000	27,949,485

CSN Resources SA

4.63% (2)	06/10/31	2,447,000	1,859,157

8.88% (2)	12/05/30	8,378,000	8,035,424

Minerva Luxembourg SA

8.88% (2)	09/13/33	2,104,000	2,246,167

Nexa Resources SA

6.60% (2)	04/08/37	8,900,000	8,777,892

Samarco Mineracao SA

9.50% (2),(3)	06/30/31	24,904,863	23,460,381

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

Yinson Boronia Production BV

8.95% (2)	07/31/42	$18,217,888	$18,711,775

Total Brazil

(Cost: $194,656,487)			195,533,973

Chile — 4.5%

AES Andes SA

6.25% (2)	03/14/32	9,000,000	9,034,380

6.30% (2)	03/15/29	10,103,000	10,295,058

8.15% (5 yr. CMT + 3.835%) (2),(4)	06/10/55	18,568,000	18,971,854

Antofagasta PLC

6.25% (2)	05/02/34	12,078,000	12,283,688

Chile Electricity Lux MPC II SARL

5.67% (2)	10/20/35	14,600,000	14,681,030

Chile Government International Bonds

3.50%	01/25/50	9,061,000	6,349,949

Corp. Nacional del Cobre de Chile

3.70% (1)	01/30/50	10,227,000	6,902,714

5.13% (1)	02/02/33	18,205,000	17,564,548

5.95% (1)	01/08/34	2,738,000	2,775,264

6.30% (1)	09/08/53	24,243,000	23,842,991

6.33% (1)	01/13/35	8,133,000	8,429,285

6.44% (1)	01/26/36	23,833,000	24,679,548

Total Chile

(Cost: $154,573,393)			155,810,309

Colombia — 5.5%

Aris Mining Corp.

8.00% (2)	10/31/29	8,855,000	8,952,405

Colombia Government International Bonds

3.25%	04/22/32	12,286,000	9,471,032

7.38%	04/25/30	9,856,000	10,034,098

7.50%	02/02/34	21,832,000	21,321,350

7.75%	11/07/36	17,200,000	16,461,948

8.00%	04/20/33	2,414,000	2,454,072

8.00%	11/14/35	19,655,000	19,365,482

8.50%	04/25/35	8,256,000	8,398,994

8.75%	11/14/53	24,030,000	23,034,197

Ecopetrol SA

5.88%	05/28/45	20,143,000	13,521,190

7.75%	02/01/32	11,075,000	10,566,436

8.38%	01/19/36	27,480,000	25,780,087

Geopark Ltd.

8.75% (2)	01/31/30	8,920,000	7,764,592

Termocandelaria Power SA

7.75% (2)	09/17/31	13,740,000	13,617,164

Total Colombia

(Cost: $198,324,278)			190,743,047

See accompanying Notes to Financial Statements.

1

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Costa Rica — 1.0%

Costa Rica Government International Bonds

6.13% (1)	02/19/31	$4,686,000	$4,798,605

6.55% (2)	04/03/34	12,151,000	12,431,931

7.30% (2)	11/13/54	18,311,000	18,623,202

Total Costa Rica

(Cost: $34,394,660)			35,853,738

Dominican Republic — 2.5%

Dominican Republic International Bonds

4.50% (2)	01/30/30	15,112,000	14,106,448

4.88% (2)	09/23/32	18,920,000	17,023,459

5.50% (2)	02/22/29	12,683,000	12,523,828

6.40% (1)	06/05/49	11,519,000	10,518,921

6.85% (1)	01/27/45	18,242,000	17,561,391

6.95% (2)	03/15/37	14,040,000	13,973,450

Total Dominican Republic

(Cost: $82,389,184)			85,707,497

Ecuador — 1.7%

Ecuador Government International Bonds

0.00% (1),(5)	07/31/30	11,782,578	7,221,778

5.00% (1)	07/31/40	33,526,542	17,560,532

5.50% (2)	07/31/35	39,168,229	23,515,821

6.90% (1)	07/31/30	15,143,313	11,354,456

Total Ecuador

(Cost: $43,614,248)			59,652,587

Egypt — 4.0%

Egypt Government International Bonds

5.88% (1)	02/16/31	30,454,000	24,664,086

7.05% (2)	01/15/32	27,099,000	22,533,631

7.30% (1)	09/30/33	29,836,000	24,191,626

7.50% (1)	02/16/61	10,888,000	7,118,574

7.63% (1)	05/29/32	37,575,000	31,727,578

8.50% (1)	01/31/47	26,514,000	19,371,924

8.63% (1)	02/04/30	4,000,000	3,817,000

8.70% (1)	03/01/49	3,126,000	2,311,114

8.88% (1)	05/29/50	5,968,000	4,464,661

Total Egypt

(Cost: $123,722,486)			140,200,194

El Salvador — 0.1%

El Salvador Government International Bonds

7.63% (1)	02/01/41	2,023,000	1,834,841

8.25% (1)	04/10/32	3,237,000	3,203,659

Total El Salvador

(Cost: $4,778,867)			5,038,500

Gabon — 1.3% (Cost: $50,248,506)

Gabon Government International Bonds

6.63% (1)	02/06/31	62,998,000	44,567,935

Issues	Maturity Date	Principal Amount	Value

Ghana — 0.8%

Ghana Government International Bonds

0.00% (2),(5),(6)	07/03/26	$1,664,798	$1,574,583

0.00% (2),(5),(6)	01/03/30	2,631,293	1,990,100

5.00% (2),(6)	07/03/29	11,385,685	9,669,179

5.00% (2),(6)	07/03/35	20,500,413	13,749,832

Total Ghana

(Cost: $28,874,845)			26,983,694

Guatemala — 1.8%

Guatemala Government Bonds

3.70% (2)	10/07/33	11,900,000	9,895,207

4.90% (1)	06/01/30	5,831,000	5,645,224

5.38% (1)	04/24/32	10,000,000	9,659,200

6.05% (2)	08/06/31	7,681,000	7,662,796

6.55% (2)	02/06/37	17,046,000	17,007,306

6.60% (2)	06/13/36	12,917,000	12,946,063

Total Guatemala

(Cost: $62,752,706)			62,815,796

Honduras — 0.3% (Cost: $9,515,294)

Honduras Government International Bonds

8.63% (2)	11/27/34	9,500,000	9,445,185

Hungary — 1.7%

Hungary Government International Bonds

3.13% (1)	09/21/51	5,105,000	2,990,203

5.50% (1)	06/16/34	12,155,000	11,724,592

5.50% (1)	03/26/36	10,791,000	10,210,552

6.75% (1)	09/25/52	2,712,000	2,715,227

Magyar Export-Import Bank Zrt

6.13% (2)	12/04/27	6,393,000	6,517,791

MVM Energetika Zrt

6.50% (1)	03/13/31	10,701,000	10,947,444

7.50% (1)	06/09/28	14,622,000	15,322,394

Total Hungary

(Cost: $60,065,234)			60,428,203

Indonesia — 2.8%

Freeport Indonesia PT

5.32% (2)	04/14/32	11,682,000	11,573,825

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT

5.45% (2)	05/15/30	11,675,000	11,789,298

Indonesia Government International Bonds

2.85%	02/14/30	11,499,000	10,626,111

4.40%	03/10/29	9,408,000	9,391,536

4.70%	02/10/34	12,180,000	11,831,774

4.75%	09/10/34	10,382,000	10,090,889

Perusahaan Penerbit SBSN Indonesia III

5.60% (2)	11/15/33	22,819,000	23,537,798

See accompanying Notes to Financial Statements.

2

TCW Emerging Markets Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Indonesia (Continued)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (1)	07/17/49	$12,225,000	$9,806,161

Total Indonesia

(Cost: $95,842,382)			98,647,392

Israel — 1.0%

Israel Government International Bonds

5.38%	03/12/29	7,864,000	8,005,630

5.50%	03/12/34	21,413,000	21,246,193

5.75%	03/12/54	7,018,000	6,304,761

Total Israel

(Cost: $35,379,892)			35,556,584

Ivory Coast — 1.4%

Ivory Coast Government International Bonds

5.75% (1)	12/31/32	476,945	438,284

6.13% (1)	06/15/33	13,553,000	11,646,364

6.38% (1)	03/03/28	1,235,000	1,217,142

7.63% (1)	01/30/33	10,334,000	9,704,866

8.08% (2)	04/01/36	21,457,000	19,777,346

8.25% (1)	01/30/37	4,700,000	4,333,212

Total Ivory Coast

(Cost: $46,261,394)			47,117,214

Jordan — 0.1% (Cost: $3,333,173)

Jordan Government International Bonds

7.38% (1)	10/10/47	3,597,000	3,021,912

Kazakhstan — 1.4%

Baiterek National Managing Holding JSC

5.45% (2)	05/08/28	8,326,000	8,344,733

ForteBank JSC

7.75% (2)	02/04/30	7,250,000	7,072,593

Kaspi.KZ JSC

6.25% (2)	03/26/30	10,065,000	9,886,044

KazMunayGas National Co. JSC

5.75% (1)	04/19/47	26,793,000	22,490,848

Total Kazakhstan

(Cost: $46,242,895)			47,794,218

Lebanon — 0.4%

Lebanon Government International Bonds

5.80% (1),(6),(7)	04/14/49	39,245,000	6,703,831

6.00% (1),(6)	01/27/23	9,185,000	1,577,248

6.65% (1),(6)	04/22/24	14,771,000	2,540,612

8.20% (1),(6)	05/17/33	8,635,000	1,478,571

Total Lebanon

(Cost: $4,519,364)			12,300,262

Issues	Maturity Date	Principal Amount	Value

Mexico — 6.1%

Comision Federal de Electricidad

5.70% (2)	01/24/30	$8,675,000	$8,519,023

6.45% (2)	01/24/35	8,719,000	8,355,243

FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple

7.25% (2)	01/31/41	11,961,826	11,880,366

Mexico Government International Bonds

4.75%	04/27/32	5,000,000	4,687,700

6.34%	05/04/53	27,209,000	23,909,365

6.35%	02/09/35	48,816,000	48,571,920

6.88%	05/13/37	24,885,000	25,215,970

Orbia Advance Corp. SAB de CV

6.80% (2)	05/13/30	9,720,000	9,713,488

7.50% (2)	05/13/35	7,237,000	7,188,440

Petroleos Mexicanos

5.95%	01/28/31	19,723,000	16,355,692

6.38%	01/23/45	7,545,000	4,993,055

6.50%	03/13/27	5,549,000	5,427,921

6.63%	06/15/35	14,469,000	11,184,682

6.70%	02/16/32	18,526,000	15,876,226

6.75%	09/21/47	7,890,000	5,291,350

7.69%	01/23/50	6,158,000	4,496,879

8.75%	06/02/29	718,430	706,892

Total Mexico

(Cost: $213,165,996)			212,374,212

Mongolia — 0.2%

Mongolia Government International Bonds

4.45% (1)	07/07/31	4,000,000	3,383,600

8.65% (1)	01/19/28	2,855,000	2,964,147

Total Mongolia

(Cost: $6,534,229)			6,347,747

Morocco — 1.0%

Morocco Government International Bonds

5.95% (2)	03/08/28	9,861,000	10,042,837

6.50% (2)	09/08/33	7,476,000	7,740,052

OCP SA

6.10% (2)	04/30/30	3,069,000	3,074,310

6.70% (2)	03/01/36	5,550,000	5,500,272
7.50% (2)	05/02/54	9,974,000	9,818,206

Total Morocco

(Cost: $35,402,429)			36,175,677

Oman — 3.0%

Mazoon Assets Co. SAOC

5.50% (2)	02/14/29	10,200,000	10,272,930

Oman Government International Bonds

6.00% (1)	08/01/29	35,727,000	36,876,695

6.25% (2)	01/25/31	41,216,000	43,292,462

See accompanying Notes to Financial Statements.

3

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Oman (Continued)

6.50% (1)	03/08/47	$13,706,000	$13,613,347

Total Oman

(Cost: $101,187,683)			104,055,434

Pakistan — 1.4%

Pakistan Government International Bonds

6.88% (1)	12/05/27	11,370,000	10,000,142

7.38% (1)	04/08/31	37,574,000	29,686,842

8.88% (1)	04/08/51	12,112,000	8,641,064

Total Pakistan

(Cost: $49,035,054)			48,328,048

Panama — 3.0%

C&W Senior Finance Ltd.

9.00% (2)	01/15/33	14,215,000	14,323,887

Panama Government International Bonds

3.16%	01/23/30	26,671,000	23,441,409

4.50%	04/16/50	29,743,000	19,085,191

6.40%	02/14/35	21,213,000	20,099,105

7.50%	03/01/31	6,314,000	6,592,700

7.88%	03/01/57	11,432,000	11,105,273

8.00%	03/01/38	7,665,000	7,982,944

Total Panama

(Cost: $105,343,990)			102,630,509

Peru — 2.4%

Banco de Credito del Peru SA

5.80% (5 yr. CMT + 2.240%) (2),(4)	03/10/35	6,189,000	6,062,559

Corp. Financiera de Desarrollo SA

5.50% (2)	05/06/30	12,156,000	12,177,516

Niagara Energy SAC

5.75% (2)	10/03/34	8,342,000	8,237,642

Peru Government International Bonds

1.86%	12/01/32	12,616,000	9,968,532

3.00%	01/15/34	31,957,000	26,743,535

5.38%	02/08/35	13,676,000	13,501,905

6.55%	03/14/37	7,242,000	7,709,326

Total Peru

(Cost: $84,298,378)			84,401,015

Philippines — 1.9%

Philippines Government International Bonds

1.95%	01/06/32	6,450,000	5,432,319

3.00%	02/01/28	8,925,000	8,632,349

3.20%	07/06/46	12,051,000	8,430,759

3.56%	09/29/32	37,095,000	33,999,423

5.90%	02/04/50	10,617,000	10,740,688

Total Philippines

(Cost: $68,262,804)			67,235,538

Issues	Maturity Date	Principal Amount		Value

Poland — 1.9%

Bank Gospodarstwa Krajowego

5.75% (2)	07/09/34		$20,474,000	$20,943,469

Republic of Poland Government International Bonds
4.63%	03/18/29		22,738,000	23,018,359
4.88%	10/04/33		9,381,000	9,309,892
5.50%	03/18/54		13,039,000	12,154,565

Total Poland

(Cost: $65,277,957)				65,426,285

Romania — 3.5%

Romania Government International Bonds

5.88% (2)	01/30/29		26,432,000	26,234,817

6.00% (2)	05/25/34		12,760,000	11,791,005

6.38% (2)	01/30/34		29,648,000	28,051,159

7.13% (2)	01/17/33		34,456,000	34,793,669

7.63% (2)	01/17/53		21,350,000	20,580,546

Total Romania

(Cost: $124,114,436)				121,451,196

Saudi Arabia — 6.3%

Greensaif Pipelines Bidco SARL

6.13% (2)	02/23/38		62,260,000	63,541,933

Saudi Arabian Oil Co.

5.25% (2)	07/17/34		37,250,000	37,568,860

Saudi Government International Bonds

3.38% (2)	03/05/32	EUR	7,660,000	8,709,332

3.75% (2)	03/05/37	EUR	13,005,000	14,460,562

4.75% (2)	01/16/30		$32,111,000	32,306,235

5.00% (1)	01/16/34		29,807,000	29,682,407

5.00% (1)	01/18/53		4,500,000	3,810,285

5.75% (2)	01/16/54		30,067,000	28,359,796

Total Saudi Arabia

(Cost: $216,694,953)				218,439,410

Senegal — 2.9%

Senegal Government International Bonds

6.25% (1)	05/23/33		78,606,000	54,596,583

7.75% (1)	06/10/31		61,011,000	47,752,090

Total Senegal

(Cost: $122,448,356)				102,348,673

Serbia — 0.2% (Cost: $7,565,000)

Telecommunications Co. Telekom Srbija AD Belgrade

7.00% (2)	10/28/29		7,565,000	7,520,593

South Africa — 2.6%

Eskom Holdings SOC Ltd.

8.45% (1)	08/10/28		27,969,000	28,600,820

See accompanying Notes to Financial Statements.

4

TCW Emerging Markets Income Fund

April 30, 2025

Issues	Maturity Date	Principal Amount	Value

South Africa (Continued)

Republic of South Africa Government International Bonds

4.85%	09/30/29	$9,343,000	$8,805,030

5.00%	10/12/46	11,089,000	7,373,409

5.65%	09/27/47	25,808,000	18,483,431

5.75%	09/30/49	10,794,000	7,712,529

5.88%	06/22/30	7,910,000	7,673,570

5.88%	04/20/32	13,576,000	12,791,986

Total South Africa

(Cost: $91,701,591)			91,440,775

Sri Lanka — 1.2%

Sri Lanka Government International Bonds

3.10% (2),(6)	01/15/30	39,292,060	32,153,478

3.60% (2),(6)	06/15/35	7,737,529	4,992,563

3.60% (2),(6)	05/15/36	5,370,025	3,744,465

Total Sri Lanka

(Cost: $42,448,223)			40,890,506

Trinidad And Tobago — 0.5% (Cost: $18,217,908)

Port of Spain Waterfront Development

7.88% (2)	02/19/40	18,345,000	17,254,940

Turkey — 5.5%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (2),(4),(8)	03/14/29	31,676,000	31,655,094

Hazine Mustesarligi Varlik Kiralama AS

8.51% (2)	01/14/29	24,393,000	25,924,637

Istanbul Metropolitan Municipality

10.50% (2)	12/06/28	32,698,000	34,893,017

Limak Cimento Sanayi ve Ticaret AS

9.75% (1)	07/25/29	11,332,000	11,118,958

TAV Havalimanlari Holding AS

8.50% (1)	12/07/28	8,538,000	8,754,438

Turkiye Vakiflar Bankasi TAO

8.99% (5 yr. CMT + 4.669%) (2),(4)	10/05/34	11,386,000	11,562,255
10.12% (5 yr. CMT + 5.493%) (2),(4),(8)	04/24/29	16,337,000	16,695,434

Yapi ve Kredi Bankasi AS

9.25% (5 yr. CMT + 5.278%) (2),(4)	01/17/34	10,263,000	10,489,607
9.74% (5 yr. CMT + 5.499%) (2),(4),(8)	04/04/29	21,430,000	21,670,016

Zorlu Enerji Elektrik Uretim AS

11.00% (2)	04/23/30	21,000,000	19,338,480

Total Turkey

(Cost: $191,146,947)			192,101,936

Issues	Maturity Date	Principal Amount		Value

Ukraine — 1.9%

NAK Naftogaz Ukraine via Kondor Finance PLC

7.13% (1),(3),(6)	07/19/26	EUR	2,780,000	$2,746,626

7.63% (1),(3),(6)	11/08/28		$8,455,469	6,645,153

Ukraine Government International Bonds

0.00% (2),(6)	02/01/34		11,662,535	4,391,411

0.00% (2),(6)	02/01/36		2,369,390	1,182,349

0.00% (1),(6),(9)	08/01/41		28,944,000	20,733,166

1.75% (2),(6)	02/01/34		14,839,113	7,404,569

1.75% (2),(6)	02/01/35		27,380,789	13,507,217

1.75% (2),(6)	02/01/36		10,321,116	4,983,964

3.00% (1),(6)	02/01/30		5,400,000	2,659,608

Total Ukraine

(Cost: $57,861,347)				64,254,063

United Arab Emirates — 3.9%

Abu Dhabi Government International Bonds

3.13% (1)	09/30/49		14,995,000	10,144,418

Adnoc Murban Rsc Ltd.

4.50% (2)	09/11/34		28,185,000	27,241,930

5.13% (2)	09/11/54		17,129,000	15,437,511

Galaxy Pipeline Assets Bidco Ltd.

2.63% (2)	03/31/36		42,830,000	36,151,947

2.94% (2)	09/30/40		25,407,282	20,684,830

MDGH GMTN RSC Ltd.

4.38% (1)	11/22/33		12,475,000	11,945,561

5.50% (1)	04/28/33		5,900,000	6,110,394
5.88% (1)	05/01/34		7,105,000	7,515,953

Total United Arab Emirates

(Cost: $140,029,952)				135,232,544

Uruguay — 1.2%

Uruguay Government International Bonds

4.38%	01/23/31		5,622,981	5,575,467

5.44%	02/14/37		29,635,115	30,234,040

5.75%	10/28/34		4,900,000	5,126,086

Total Uruguay

(Cost: $40,301,656)				40,935,593

Uzbekistan — 1.0%

Republic of Uzbekistan International Bonds

3.70% (1)	11/25/30		6,875,000	5,935,669

3.90% (1)	10/19/31		6,450,000	5,491,078

5.38% (1)	02/20/29		6,600,000	6,444,504

Uzbekneftegaz JSC

8.75% (2)	05/07/30		14,506,000	16,231,054

Total Uzbekistan

(Cost: $31,997,726)				34,102,305

See accompanying Notes to Financial Statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Venezuela — 0.6%

Petroleos de Venezuela SA

5.38% (1),(6),(7)	04/12/27	$10,102,600	$1,180,893

6.00% (1),(6),(7)	05/16/24	10,727,497	1,265,094

9.00% (1),(6),(7)	11/17/21	18,044,846	2,291,334

Venezuela Government International Bonds

7.75% (1),(6)	10/13/19	6,714,500	960,711

8.25% (1),(6),(7)	10/13/24	18,932,000	2,758,582

9.25% (6),(7)	09/15/27	36,220,200	6,388,157
9.25% (1),(6),(7)	05/07/28	33,003,200	5,382,162
11.75% (1),(6)	10/21/26	2,795,600	512,098
11.95% (1),(6)	08/05/31	5,587,900	931,223

Total Venezuela

(Cost: $35,210,261)			21,670,254

Zambia — 0.2%

Zambia Government International Bonds

0.50% (1),(6)	12/31/53	7,400,000	4,163,684

5.75% (1),(6)	06/30/33	4,796,460	4,156,420

Total Zambia

(Cost: $7,889,841)			8,320,104

Total Fixed Income Securities

(Cost: $3,287,082,956)			3,309,876,862

MONEY MARKET INVESTMENTS — 3.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (10)		41,540,257	41,540,257

TCW Central Cash Fund, 4.34% (10),(11)		87,790,000	87,790,000

Total Money Market Investments

(Cost: $129,330,257)			129,330,257

Issues	Maturity Date	Principal Amount		Value

SHORT TERM INVESTMENTS — 1.6%

Egypt Treasury Bills
0.00% (5)	06/03/25	EGP	40,125,000	$772,483
0.00% (5)	06/10/25	EGP	359,875,000	6,891,807
0.00% (5)	06/17/25	EGP	103,000,000	1,962,243
0.00% (5)	05/13/25	EGP	211,850,000	4,145,194
0.00% (5)	05/20/25	EGP	103,350,000	2,011,183
0.00% (5)	05/06/25	EGP	176,525,000	3,473,170

Nigeria OMO Bills
0.00% (5)	01/06/26	NGN	8,688,000,000	4,581,487
0.00% (5)	12/09/25	NGN	18,771,214,000	10,123,082
0.00% (5)	11/25/25	NGN	8,865,072,000	4,914,949
0.00% (5)	12/02/25	NGN	15,355,185,000	8,287,965
0.00% (5)	10/22/25	NGN	16,700,000,000	9,299,845

Total Short-term Investment

(Cost: $56,717,536)				56,463,408

Total Investments (100.5%)

(Cost: $3,473,130,749)				3,495,670,527

Liabilities In Excess Of Other Assets (-0.5%)				(16,262,582)

Net Assets (100.0%)				$3,479,407,945

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Barclays Capital	TRY	2,901,306,933	07/16/25	$69,916,400	$69,477,602	$(438,798)
JPMorgan Chase Bank	TRY	1,478,641,533	07/16/25	35,928,600	35,409,031	(519,569)

				$105,845,000	$104,886,633	$(958,367)

SELL (13)
Barclays Capital	EUR	21,500,000	06/30/25	$23,323,161	$24,524,634	$(1,201,473)
Morgan Stanley & Co.	TRY	4,379,948,465	07/16/25	99,990,507	104,886,633	(4,896,126)

				$123,313,668	$129,411,267	$(6,097,599)

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

April 30, 2025

Notes to the Schedule of Investments:

EGP	Egyptian Pound.
EUR	Euro Currency.
NGN	Nigeria Naira.
TRY	Turkish New Lira.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $968,177,549 or 27.8% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $1,388,567,742 or 39.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Payment in kind.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Perpetual maturity.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(11)	Affiliated issuer.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$20,160,000	$512,500,000	$444,870,000	87,790,000	$87,790,000	$1,314,976	$—	$—	$—

Total					$87,790,000	$1,314,976	$—	$—	$—

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,190,098,786	$21,232,732	$2,211,331,518
Oil & Gas	—	250,326,983	4,737,322	255,064,305
Electric	—	197,879,990	—	197,879,990
Banks	—	138,328,542	—	138,328,542
Mining	—	137,571,458	—	137,571,458
Pipelines	—	120,378,710	—	120,378,710
Chemicals	—	35,294,715	—	35,294,715
Government Regional/Local	—	34,893,017	—	34,893,017
Iron & Steel	—	33,354,962	—	33,354,962
Investment Companies	—	25,571,908	—	25,571,908
Oil & Gas Services	—	18,711,775	—	18,711,775
Real Estate	—	17,254,940	—	17,254,940
Regional (State & Province)	—	16,997,065	—	16,997,065
Telecommunications	—	14,323,887	—	14,323,887
Water	—	13,393,869	—	13,393,869
Building Materials	—	11,118,958	—	11,118,958
Commercial Services	—	9,886,044	—	9,886,044
Engineering & Construction	—	8,754,438	—	8,754,438
Distribution & Wholesale	—	7,520,594	—	7,520,594
Food	—	2,246,167	—	2,246,167

Total Fixed Income Securities	—	3,283,906,808	25,970,054	3,309,876,862

Money Market Investments	129,330,257	—	—	129,330,257
Short Term Investments	—	56,463,408	—	56,463,408

Total Investments	$129,330,257	$3,340,370,216	$25,970,054	$3,495,670,527

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(7,055,966)	$—	$(7,055,966)

Total	$—	$(7,055,966)	$—	$(7,055,966)

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date		Principal Amount	Value

FIXED INCOME SECURITIES — 83.6% of Net Assets

Brazil — 9.5%

Brazil Notas do Tesouro Nacional

6.00%	05/15/35	BRL	787,000	$564,757

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/29	BRL	24,849,000	3,972,224

10.00%	01/01/31	BRL	3,951,000	597,522

Total Brazil

(Cost: $5,144,591)				5,134,503

Chile — 1.8%

Bonos de la Tesoreria de la Republica en pesos

5.00% (1)	10/01/28	CLP	295,000,000	306,277

5.00%	03/01/35	CLP	445,000,000	443,679

6.00% (1)	04/01/33	CLP	190,000,000	204,075

Total Chile

(Cost: $1,048,019)				954,031

China — 4.5%

China Government Bonds

2.11%	08/25/34	CNY	9,250,000	1,320,750

2.57%	05/20/54	CNY	7,160,000	1,129,680

Total China

(Cost: $2,426,073)				2,450,430

Colombia — 3.6%

Colombia TES Series B

6.25%	07/09/36	COP	1,972,000,000	298,430

7.00%	06/30/32	COP	1,717,600,000	316,200

Colombia TES

7.25%	10/18/34	COP	606,500,000	105,182

Colombia TES Series B

7.75%	09/18/30	COP	2,265,700,000	466,611

Colombia TES

9.25%	05/28/42	COP	1,425,800,000	257,574

13.25%	02/09/33	COP	2,026,900,000	513,696

Total Colombia

(Cost: $1,989,020)				1,957,693

Czech Republic — 3.4%

Czech Republic Government Bonds

0.95% (1)	05/15/30	CZK	6,730,000	270,458

1.20%	03/13/31	CZK	13,800,000	548,737

1.50%	04/24/40	CZK	15,930,000	499,319

1.75%	06/23/32	CZK	12,650,000	504,035

Total Czech Republic

(Cost: $1,691,554)				1,822,549

Hungary — 2.6%

Hungary Government Bonds

2.25%	04/20/33	HUF	213,350,000	441,215

3.00%	10/27/27	HUF	95,470,000	249,317

Issues	Maturity Date		Principal Amount	Value

Hungary (Continued)

4.75%	11/24/32	HUF	63,970,000	$160,325

5.50%	06/24/25	HUF	199,220,000	559,208

Total Hungary

(Cost: $1,416,920)				1,410,065

India — 10.1%

India Government Bonds

6.75%	12/23/29	INR	120,350,000	1,463,353

7.10%	04/08/34	INR	155,050,000	1,927,780

7.17%	04/17/30	INR	5,000,000	61,864

7.18%	08/14/33	INR	162,000,000	2,020,481

Total India

(Cost: $5,325,031)				5,473,478

Indonesia — 9.7%

Indonesia Treasury Bonds

6.50%	07/15/30	IDR	13,482,000,000	809,464

6.88%	04/15/29	IDR	58,572,000,000	3,570,246

7.00%	09/15/30	IDR	7,675,000,000	470,598

9.00%	03/15/29	IDR	5,983,000,000	390,448

Total Indonesia

(Cost: $5,383,750)				5,240,756

Malaysia — 8.2%

Malaysia Government Bonds

2.63%	04/15/31	MYR	4,345,000	962,808

3.52%	04/20/28	MYR	535,000	125,029

3.58%	07/15/32	MYR	1,640,000	381,936

3.73%	06/15/28	MYR	1,821,000	428,081

3.76%	05/22/40	MYR	411,000	94,987

4.05%	04/18/39	MYR	2,075,000	495,018

4.76%	04/07/37	MYR	4,135,000	1,048,392

4.89%	06/08/38	MYR	3,500,000	903,527

Total Malaysia

(Cost: $4,019,363)				4,439,778

Mexico — 7.2%

Mexico Bonos

7.50%	05/26/33	MXN	19,198,100	884,633

7.75%	05/29/31	MXN	13,825,200	667,494

7.75%	11/23/34	MXN	19,042,900	875,847

7.75%	11/13/42	MXN	9,699,800	405,404

8.00%	11/07/47	MXN	4,047,400	169,995

8.50%	03/01/29	MXN	2,952,400	149,964

8.50%	11/18/38	MXN	15,963,000	740,341

Total Mexico

(Cost: $3,927,784)				3,893,678

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Local Currency Income Fund

April 30, 2025

Issues	Maturity Date		Principal Amount	Value

Peru — 1.8%

Peru Government Bonds

5.40%	08/12/34	PEN	564,000	$141,520

6.15%	08/12/32	PEN	209,000	57,966

7.30% (1)	08/12/33	PEN	688,000	200,211

Peru Government International Bonds

6.90% (1)	08/12/37	PEN	1,341,000	360,774

6.95% (1)	08/12/31	PEN	764,000	225,812

Total Peru

(Cost: $908,903)				986,283

Poland — 5.5%

Republic of Poland Government Bonds

1.25%	10/25/30	PLN	3,315,000	737,869

1.75%	04/25/32	PLN	4,841,000	1,050,219

2.50%	07/25/27	PLN	1,924,000	491,526

2.50%	07/25/26	PLN	476,000	123,872

2.75%	10/25/29	PLN	1,672,000	412,537

5.00%	10/25/34	PLN	614,000	160,723

Total Poland

(Cost: $2,593,994)				2,976,746

Romania — 3.5%

Romania Government Bonds

4.15%	01/26/28	RON	2,715,000	574,245

4.75%	10/11/34	RON	1,030,000	192,855

5.80%	07/26/27	RON	1,560,000	346,235

6.70%	02/25/32	RON	2,755,000	604,873

7.20%	10/30/33	RON	805,000	180,697

Total Romania

(Cost: $1,771,566)				1,898,905

South Africa — 6.9%

Republic of South Africa Government Bonds

6.25%	03/31/36	ZAR	13,058,199	496,971

7.00%	02/28/31	ZAR	6,500,000	314,065

8.25%	03/31/32	ZAR	8,651,375	431,624

8.50%	01/31/37	ZAR	15,699,928	699,788

8.75%	01/31/44	ZAR	6,502,150	270,821

8.88%	02/28/35	ZAR	11,559,562	557,499

9.00%	01/31/40	ZAR	9,827,499	432,904

10.50%	12/21/26	ZAR	9,800,000	546,514

Total South Africa

(Cost: $3,978,250)				3,750,186

Thailand — 5.3%

Thailand Government Bonds

2.80%	06/17/34	THB	11,480,000	370,075

3.39%	06/17/37	THB	15,547,000	533,057

Issues	Maturity Date		Principal Amount	Value

Thailand (Continued)

3.45%	06/17/43	THB	49,132,000	$1,687,696

4.00%	06/17/55	THB	7,000,000	270,375

Total Thailand

(Cost: $2,507,482)				2,861,203

Total Fixed Income Securities

(Cost: $44,132,300)				45,250,284

			Shares

MONEY MARKET INVESTMENTS — 2.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (2)			529,322	529,322

TCW Central Cash Fund, 4.34% (2),(3)			1,040,000	1,040,000

Total Money Market Investments

(Cost: $1,569,322)				1,569,322

			Principal Amount

SHORT TERM INVESTMENTS — 10.3%

Short-Term Investment — 10.3%

Egypt — 6.9%

Egypt Treasury Bills

0.00% (4)	05/20/25	EGP	29,700,000	577,960

0.00% (4)	06/03/25	EGP	15,300,000	294,554

0.00% (4)	06/10/25	EGP	66,525,000	1,273,991

0.00% (4)	06/17/25	EGP	26,000,000	495,323

0.00% (4)	06/24/25	EGP	30,000,000	568,588

0.00% (4)	09/09/25	EGP	28,275,000	508,479

Total Egypt

(Cost: $3,720,379)				3,718,895

Nigeria — 3.4%

Nigeria OMO Bills

0.00% (4)	06/17/25	NGN	1,220,000,000	738,231

0.00% (4)	11/04/25	NGN	1,545,000,000	849,726

0.00% (4)	12/02/25	NGN	183,014,000	98,782

0.00% (4)	12/09/25	NGN	279,445,000	150,701

Total Nigeria

(Cost: $1,886,054)				1,837,440

Total Short Term Investments

(Cost: $5,606,433)				5,556,335

Total Investments (96.8%)

(Cost: $51,308,055)				52,375,941

Excess Of Other Assets Over Liabilities (3.2%)				1,732,690

Net Assets (100.0%)				$54,108,631

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (5)
Bank of America	CLP	547,865,580	05/06/25	$563,300	$572,829	$9,529
Bank of America	EUR	826,619	07/07/25	919,200	943,327	24,127
Bank of America	PEN	2,088,716	05/06/25	576,198	568,417	(7,781)
Barclays Capital	CZK	6,485,642	07/08/25	282,200	296,052	13,852
Barclays Capital	MXN	7,701,643	05/07/25	369,199	393,331	24,132
Barclays Capital	MYR	2,097,024	06/17/25	474,622	486,719	12,097
Barclays Capital	TRY	107,956,373	07/16/25	2,597,100	2,585,232	(11,868)
BNP Paribas S.A.	BRL	3,033,862	05/05/25	538,397	535,886	(2,511)
BNP Paribas S.A.	CZK	7,465,468	07/08/25	340,684	340,779	95
BNP Paribas S.A.	EUR	1,300,502	06/16/25	1,426,000	1,482,140	56,140
BNP Paribas S.A.	PLN	4,246,905	06/10/25	1,092,854	1,127,529	34,675
BNP Paribas S.A.	TRY	98,504,021	05/02/25	2,487,160	2,561,224	74,064
BNP Paribas S.A.	TRY	26,539,357	05/27/25	673,896	672,224	(1,672)
BNP Paribas S.A.	TRY	202,867,657	06/02/25	5,087,271	5,102,343	15,072
BNP Paribas S.A.	TRY	30,421,621	07/16/25	738,900	728,507	(10,393)
Goldman Sachs & Co.	CZK	24,183,438	07/08/25	1,056,230	1,103,909	47,679
Goldman Sachs & Co.	MYR	2,538,624	06/24/25	575,130	589,367	14,237
JPMorgan Chase Bank	BRL	10,063,012	10/27/25	1,688,000	1,702,913	14,913
JPMorgan Chase Bank	MXN	23,431,555	05/07/25	1,134,700	1,196,675	61,975
JPMorgan Chase Bank	TRY	124,392,573	05/02/25	3,143,483	3,234,357	90,874
Morgan Stanley & Co.	THB	78,159,295	06/12/25	2,327,555	2,346,183	18,628
Morgan Stanley & Co.	TRY	23,988,501	09/08/25	565,900	539,933	(25,967)

				$28,657,979	$29,109,876	$451,897

SELL (6)
Banco BNP Paribas Brasil S.A.	BRL	3,033,862	05/05/25	$535,942	$535,885	$57
Bank of America	CNH	17,827,843	07/23/25	2,456,878	2,465,830	(8,952)
Bank of America	COP	1,082,328,066	06/26/25	258,662	254,361	4,301
Bank of America	HUF	335,979,182	07/07/25	919,200	941,353	(22,153)
Bank of America	THB	5,989,620	06/12/25	175,803	179,796	(3,993)
Barclays Capital	BRL	3,033,862	05/05/25	507,073	535,885	(28,812)
Barclays Capital	COP	1,207,643,766	06/24/25	287,700	283,884	3,816
BNP Paribas S.A.	BRL	3,033,900	10/27/25	515,882	513,412	2,470
BNP Paribas S.A.	HUF	525,870,868	06/16/25	1,426,001	1,474,937	(48,936)
BNP Paribas S.A.	PLN	797,258	06/10/25	205,300	211,667	(6,367)
BNP Paribas S.A.	TRY	202,867,657	05/02/25	5,272,371	5,274,804	(2,433)
BNP Paribas S.A.	TRY	66,311,741	07/16/25	1,531,272	1,587,967	(56,695)
ING Baring U.S. Capital Markets	TRY	40,057,876	05/02/25	1,028,800	1,041,554	(12,754)
JPMorgan Chase Bank	COP	1,209,801,600	06/25/25	285,600	284,355	1,245
JPMorgan Chase Bank	PEN	2,088,716	05/06/25	563,300	568,417	(5,117)
JPMorgan Chase Bank	TRY	72,066,253	07/16/25	1,668,683	1,725,771	(57,088)
JPMorgan Chase Bank	TRY	23,988,501	09/08/25	526,295	539,933	(13,638)
Morgan Stanley & Co.	CLP	547,865,580	05/06/25	596,803	572,829	23,974
Morgan Stanley & Co.	MXN	33,886,600	10/27/25	1,688,000	1,692,536	(4,536)

				$20,449,565	$20,685,176	$(235,611)

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Local Currency Income Fund

April 30, 2025

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $1,567,607 or 2.9% of net assets.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(3)	Affiliated issuer.
(4)	Security is not accruing interest.
(5)	Fund buys foreign currency, sells U.S. Dollar.
(6)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,580,000	$32,503,056	$33,043,056	1,040,000	$1,040,000	$34,214	$—	$—	$—

Total					$1,040,000	$34,214	$—	$—	$—

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$45,250,284	$—	$45,250,284
Money Market Fund	1,569,322	—	—	1,569,322
Short-Term Investments	—	5,556,335	—	5,556,335

Total Investments	$1,569,322	$50,806,619	$—	$52,375,941

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	547,952	—	547,952

Total	$1,569,322	$51,354,571	$—	$52,923,893

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(331,666)	$—	$(331,666)

Total	$—	$(331,666)	$—	$(331,666)

See accompanying Notes to Financial Statements.

15

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Unaudited)	April 30, 2025

Issues	Shares	Value

COMMON STOCK — 98.3%

Australia — 0.8% (Cost: $81,031)

Mader Group Ltd.	20,800	$84,645

Austria — 0.6%

Erste Group Bank AG	360	24,464

Vienna Insurance Group AG Wiener Versicherung Gruppe	700	33,408

Total Austria

(Cost: $52,252)		57,872

Brazil — 5.5%

B3 SA-Brasil Bolsa Balcao	44,600	106,273

Itau Unibanco Holding SA	17,520	96,182

MercadoLibre, Inc. (1)	44	102,557

Raia Drogasil SA	21,700	76,046

Rede D’Or Sao Luiz SA	17,000	96,149

Vivara Participacoes SA	21,600	84,357

Total Brazil

(Cost: $486,687)		561,564

Canada — 2.4%

Artemis Gold, Inc. (1)	4,900	70,238

Dundee Precious Metals, Inc.	5,820	76,137

G Mining Ventures Corp. (1)	4,560	63,120

Montage Gold Corp. (1)	15,400	39,690

Total Canada

(Cost: $215,377)		249,185

Chile — 0.3% (Cost: $36,765)

Lundin Mining Corp.	4,200	34,298

China — 21.6%

Aier Eye Hospital Group Co. Ltd.	13,000	23,256

Alibaba Group Holding Ltd.	27,200	406,144

BOC Aviation Ltd.	8,450	63,335

BYD Co. Ltd.	1,960	93,103

Centre Testing International Group Co. Ltd.	19,400	29,824

China Merchants Bank Co. Ltd.	9,300	50,734

Fuyao Glass Industry Group Co. Ltd.	9,500	67,192

Haitian International Holdings Ltd.	26,900	62,320

JD.com, Inc.	4,500	73,275

Jiangsu Hengli Hydraulic Co. Ltd.	2,200	22,654

Kingdee International Software Group Co. Ltd. (1)	7,300	12,417

Kweichow Moutai Co. Ltd.	800	170,440

Meituan (1)	6,980	115,584

NetEase, Inc.	6,180	132,863

Prosus NV	1,420	66,269

Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	700	21,171

Silergy Corp.	2,200	27,734

Sinoseal Holding Co. Ltd.	4,900	24,345

Sunresin New Materials Co. Ltd.	11,000	65,887

Issues	Shares	Value

China (Continued)

Tencent Holdings Ltd.	7,150	$437,995

Tencent Music Entertainment Group (ADR)	5,660	75,957

Trip.com Group Ltd.	1,560	93,987

Yum China Holdings, Inc.	1,740	81,298

Total China

(Cost: $2,398,213)		2,217,784

France — 1.7%

Hermes International SCA	52	143,501

LVMH Moet Hennessy Louis Vuitton SE	45	25,013

Total France

(Cost: $174,432)		168,514

Germany — 0.9% (Cost: $93,963)

Infineon Technologies AG	2,880	95,723

Great Britain — 1.0%

HSBC Holdings PLC	6,000	66,761

Inchcape PLC	3,500	31,433

Total Great Britain

(Cost: $101,613)		98,194

Greece — 0.3% (Cost: $25,370)

Jumbo SA	900	28,441

Hong Kong — 2.9%

AIA Group Ltd.	4,600	34,471

Cowell e Holdings, Inc. (1)	7,000	20,119

Hong Kong Exchanges & Clearing Ltd.	3,300	144,193

Prudential PLC	3,200	34,101

Techtronic Industries Co. Ltd.	6,800	68,443

Total Hong Kong

(Cost: $330,043)		301,327

India — 17.2%

Ajax Engineering Ltd. (1)	13,600	103,831

Bajaj Finserv Ltd.	1,470	33,943

Bharti Airtel Ltd.	5,980	131,222

Carraro India Ltd. (1)	13,700	59,829

Cigniti Technologies Ltd. (1)	4,950	78,649

Computer Age Management Services Ltd.	2,238	102,744

Embassy Office Parks REIT	13,000	58,728

Firstsource Solutions Ltd.	15,200	60,556

HDFC Bank Ltd. (ADR)	2,880	209,347

Home First Finance Co. India Ltd.	2,680	39,423

ICICI Bank Ltd. (SP ADR) (India)	6,160	206,730

Info Edge India Ltd.	1,260	105,286

International Gemmological Institute India Ltd.	11,300	45,904

Krishna Institute of Medical Sciences Ltd. (1)	8,300	64,261

Laxmi Dental Ltd. (1)	10,600	49,015

MakeMyTrip Ltd. (1)	300	31,446

Mankind Pharma Ltd. (1)	2,460	71,469

Nexus Select Trust	38,700	59,234

See accompanying Notes to Financial Statements.

16

TCW White Oak Emerging Markets Equity Fund

April 30, 2025

Issues	Shares	Value

India (Continued)

Onesource Specialty Pharma Ltd. (1)	3,580	$68,486

PB Fintech Ltd. (1)	4,470	85,962

Thyrocare Technologies Ltd.	3,925	40,663

Torrent Pharmaceuticals Ltd.	1,460	57,492

Total India

(Cost: $1,638,949)		1,764,220

Indonesia — 1.4%

Bank Central Asia Tbk. PT	185,300	98,522

Cisarua Mountain Dairy Tbk. PT	95,400	26,321

Map Aktif Adiperkasa PT	514,000	20,112

Total Indonesia

(Cost: $146,131)		144,955

Italy — 0.3% (Cost: $32,445)

Moncler SpA	470	29,109

Japan — 0.2% (Cost: $24,485)

Disco Corp.	100	19,394

Malaysia — 0.8% (Cost: $79,259)

Syarikat Takaful Malaysia Keluarga Bhd.	98,100	81,035

Mexico — 3.6%

BBB Foods, Inc. (1)	2,100	64,176

Grupo Aeroportuario del Centro Norte SAB de CV	8,200	90,395

Grupo Financiero Banorte SAB de CV	10,600	91,054

Grupo Mexico SAB de CV	16,400	85,255

Qualitas Controladora SAB de CV	3,400	37,682

Total Mexico

(Cost: $321,270)		368,562

Netherlands — 2.7%

ASM International NV	288	141,255

ASML Holding NV (Netherlands)	195	130,276

Total Netherlands

(Cost: $276,108)		271,531

Peru — 0.3% (Cost: $29,748)

Credicorp Ltd.	163	32,957

Philippines — 0.6%

Bank of the Philippine Islands	11,400	28,583

BDO Unibank, Inc.	12,300	35,302

Total Philippines

(Cost: $59,874)		63,885

Poland — 2.7%

Allegro.eu SA (1)	3,500	30,851

Benefit Systems SA	77	66,602

Diagnostyka SA (1)	2,040	82,328

InPost SA (1)	2,000	33,900

KRUK SA	620	66,071

Total Poland

(Cost: $248,076)		279,752

Issues	Shares	Value

Portugal — 0.3% (Cost: $25,182)
Jeronimo Martins SGPS SA	1,140	$27,686

Saudi Arabia — 0.6%

Saudi Awwal Bank	3,100	29,008

Saudi National Bank	3,215	30,633

Total Saudi Arabia
(Cost: $60,190)		59,641

Singapore — 1.6%
DBS Group Holdings Ltd.	2,610	84,823
Oversea-Chinese Banking Corp. Ltd.	6,030	74,648

Total Singapore

(Cost: $165,395)		159,471

South Africa — 2.7%

Boxer Retail Ltd. (1)	7,000	26,072

Clicks Group Ltd.	1,350	28,704

Discovery Ltd.	2,700	29,892

Naspers Ltd.	720	189,267

Total South Africa

(Cost: $261,031)		273,935

South Korea — 5.0%

Coupang, Inc. (1)	1,260	29,446

Delivery Hero SE (1)	830	23,539

HD Hyundai Marine Solution Co. Ltd.	300	32,402

KB Financial Group, Inc.	470	29,703

NICE Information Service Co. Ltd.	3,110	28,241

Samsung Electronics Co. Ltd.	5,540	216,157

Samsung Fire & Marine Insurance Co. Ltd.	100	26,383

Shinhan Financial Group Co. Ltd.	800	28,912

SK Hynix, Inc.	800	99,818

Total South Korea

(Cost: $502,837)		514,601

Switzerland — 1.4% (Cost: $158,482)

Cie Financiere Richemont SA	825	146,420

Taiwan — 16.0%

Advantech Co. Ltd.	5,600	58,667

Alchip Technologies Ltd.	620	41,432

Delta Electronics, Inc.	12,600	132,025

E Ink Holdings, Inc.	9,000	62,870

Elite Material Co. Ltd.	2,960	51,514

MediaTek, Inc.	2,200	93,485

Nien Made Enterprise Co. Ltd.	2,800	34,288

Sporton International, Inc.	5,000	26,222

Taiwan Semiconductor Manufacturing Co. Ltd.	35,680	1,010,977

Universal Vision Biotechnology Co. Ltd.	10,800	60,434

Voltronic Power Technology Corp.	1,460	68,461

Total Taiwan

(Cost: $1,752,418)		1,640,375

See accompanying Notes to Financial Statements.

17

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

United Arab Emirates — 1.8%

ADNOC Drilling Co. PJSC	23,300	$31,086

Emirates NBD Bank PJSC	10,700	59,882

Parkin Co. PJSC	27,500	40,246

Salik Co. PJSC	23,600	32,516

Talabat Holding PLC (1)	62,000	23,888

Total United Arab Emirates

(Cost: $182,036)		187,618

United States — 1.1%
Aura Minerals, Inc.	12,000	83,047
Warrior Met Coal, Inc.	520	24,866

Total United States

(Cost: $96,529)		107,913

Total Common Stock

(Cost: $10,056,191)		10,070,607

Issues	Shares	Value

PREFERRED STOCK — 0.6%

South Korea — 0.6% (Cost: $64,414)

Hyundai Motor Co.	588	$61,971

Total Preferred Stock

(Cost: $64,414)		61,971

MONEY MARKET INVESTMENTS — 0.0%

TCW Central Cash Fund ,4.34% (2)(3)	1,009	1,009

Total Money Market Investments

(Cost: $1,009)		1,009

Total Investments (98.9%)

(Cost: $10,121,614)		10,133,587

Excess Of Other Assets Over Liabilities (1.1%)		117,012

Total Net Assets (100.0%)		$10,250,599

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2025.

See accompanying Notes to Financial Statements.

18

TCW White Oak Emerging Markets Equity Fund

April 30, 2025

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$1,009	$—	1,009	$1,009	$8	$—	$—	$—

Total					$1,009	$8	$—	$—	$—

See accompanying Notes to Financial Statements.

19

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$130,275	$1,529,818	$—	$1,660,093
Banks	416,077	862,170	—	1,278,247
Broadline Retail	132,003	765,806	—	897,809
Interactive Media & Services	—	543,281	—	543,281
Metals & Mining	95,104	381,547	—	476,651
Textiles, Apparel & Luxury Goods	—	428,400	—	428,400
Machinery	103,831	269,993	—	373,824
Hotels, Restaurants & Leisure	—	369,741	—	369,741
Health Care Providers & Services	64,261	302,830	—	367,091
Insurance	—	362,935	—	362,935
Professional Services	—	360,093	—	360,093
Technology Hardware, Storage & Peripherals	—	274,824	—	274,824
Electronic Equipment, Instruments & Components	—	266,529	—	266,529
Capital Markets	—	250,466	—	250,466
Consumer Staples Distribution & Retail	64,176	158,508	—	222,684
Entertainment	75,957	132,863	—	208,820
Beverages	—	170,440	—	170,440
Wireless Telecommunication Services	—	131,222	—	131,222
Pharmaceuticals	—	128,961	—	128,961
Commercial Services & Supplies	—	124,890	—	124,890
Transportation Infrastructure	—	122,911	—	122,911
Automobiles	—	93,103	—	93,103
IT Services	—	78,649	—	78,649
Financial Services	—	73,366	—	73,366
Health Care Equipment & Supplies	—	70,185	—	70,185
Life Sciences Tools & Services	—	68,486	—	68,486
Electrical Equipment	—	68,461	—	68,461
Automobile Components	—	67,192	—	67,192
Consumer Finance	—	66,071	—	66,071
Chemicals	—	65,887	—	65,887
Trading Companies & Distributors	—	63,335	—	63,335
Retail REITs	59,234	—	—	59,234
Office REITs	—	58,728	—	58,728
Specialty Retail	—	48,553	—	48,553
Household Durables	—	34,288	—	34,288
Air Freight & Logistics	—	33,900	—	33,900
Distributors	—	31,433	—	31,433
Energy Equipment & Services	—	31,086	—	31,086
Food Products	—	26,321	—	26,321
Software	—	12,417	—	12,417

Total Common Stock	1,140,918	8,929,689	—	10,070,607

Preferred Stock Automobiles	—	61,971	—	61,971
Money Market Investments	1,009	—	—	1,009

Total Investments	$1,141,927	$8,991,660	$—	$10,133,587

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW White Oak Emerging Markets Equity Fund
ASSETS
Investments, at Value (1)	$3,407,880,527	$51,335,941	$10,132,578
Investment in Affiliated Issuers, at Value (2)	87,790,000	1,040,000	1,009
Foreign Currency, at Value (3)	6,870,952	927,572	32,909
Cash	644,358	—	85,472
Receivable for Securities Sold	39,630,616	—	40,674
Receivable for Fund Shares Sold	2,315,303	55,965	—
Interest and Dividends Receivable	55,012,007	937,991	8,863
Foreign Tax Reclaims Receivable	—	—	49
Receivable from Investment Advisor	168,385	24,147	31,670
Unrealized Appreciation on Forward Currency Exchange Contracts	—	547,952	—
Cash Collateral Held for Brokers	7,748,811	—	—
Prepaid Expenses	86,787	46,166	—

Total Assets	3,608,147,746	54,915,734	10,333,224

LIABILITIES
Distributions Payable	4,203,014	5,139	—
Payable for Securities Purchased	106,010,239	—	—
Payable for Fund Shares Redeemed	6,447,792	102,964	—
Accrued Capital Gain Withholding Taxes	—	17,318	17,114
Accrued Directors’ Fees and Expenses	16,774	20,423	14,568
Deferred Accrued Directors’ Fees and Expenses	5,631	5,631	—
Accrued Management Fees	2,134,686	33,821	7,257
Accrued Distribution Fees	99,342	2,273	500
Collateral Pledged by Brokers	670,000	140,000	—
Unrealized Depreciation on Forward Currency Exchange Contracts	7,055,966	331,666	—
Transfer Agent Fees Payable	899,257	39,695	8,497
Administration Fee Payable	123,025	7,040	13,356
Audit Fees Payable	33,907	21,072	7,284
Accounting Fees Payable	368,207	5,728	—
Custodian Fees Payable	223,479	51,843	6,070
Legal Fees Payable	128,226	2,731	2,428
Other Accrued Expenses	320,256	19,759	5,551

Total Liabilities	128,739,801	807,103	82,625

NET ASSETS	$3,479,407,945	$54,108,631	$10,250,599

NET ASSETS CONSIST OF:
Paid-in Capital	$5,785,029,943	$112,142,478	$10,201,499
Accumulated Earnings (Loss)	(2,305,621,998)	(58,033,847)	49,100

NET ASSETS	$3,479,407,945	$54,108,631	$10,250,599

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW White Oak Emerging Markets Equity Fund
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,136,456,052	$42,822,097	$7,710,696

N Class Share	$487,306,047	$11,286,534	$2,539,903

Plan Class Share	$855,645,846	$—	$—

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	332,198,401	5,837,608	758,717

N Class Share	58,692,793	1,541,892	250,000

Plan Class Share	133,131,679	—	—

NET ASSET VALUE PER SHARE: (5)
I Class Share	$6.43	$7.34	$10.16

N Class Share	$8.30	$7.32	$10.16

Plan Class Share	$6.43	$—	$—

(1)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2025 was $3,385,340,749, $50,268,055 and $10,120,605, respectively.

(2)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2025 was $87,790,000, $1,040,000 and $1,009, respectively.

(3)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at April 30, 2025 was $6,776,556, $920,622 and $32,905, respectively.

(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW White Oak Emerging Markets Equity Fund (1)
INVESTMENT INCOME
Income:
Dividends	$445,954	$6,006		$31,051 (2)
Dividends from Investment in Affiliated Issuers	1,314,976	34,214		8
Interest	155,234,563 (3)	2,408,273	(3)	— (3)

Total	156,995,493	2,448,493		31,059

Expenses:
Management Fees	13,159,737	210,300		11,985
Accounting Services Fees	34,883	4,071		—
Administration Fees	102,136	7,823		13,354
Transfer Agent Fees:
I Class	976,021	17,807		4,249
N Class	247,123	9,881		4,249
Plan Class	74,335	—		—
Custodian Fees	42,216	21,026		6,070
Professional Fees	109,606	16,238		9,712
Directors’ Fees and Expenses	46,169	46,169		14,568
Registration Fees:
I Class	37,923	12,671		4,249
N Class	11,660	8,723		4,249
Plan Class	23,277	—		—
Distribution Fees:
N Class	612,302	14,097		1,006
Compliance Expense	1,703	1,703		—
Shareholder Reporting Expense	7,774	1,698		—
Other	415,345	15,192		2,853

Total	15,902,210	387,399		76,544

Less Expenses Borne by Investment Advisor:
I Class	(307,629)	(99,437)		(39,514)
N Class	(464,185)	(46,801)		(22,972)
Plan Class	(316,503)	—		—

Net Expenses	14,813,893	241,161		14,058

Net Investment Income	142,181,600	2,207,332		17,001

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	33,711,783	(1,790,625	) (4)	53,476
Foreign Currency	128,405	(65,505)		(16,342)
Forward Currency Exchange Contracts	971,659	(166,028)		—
Futures Contracts	(13,945,175)	—		—
Options Written	484,153	—		—

See accompanying Notes to Financial Statements.

23

TCW Funds, Inc.

Statements of Operations (Unaudited) (Continued)	Six Months Ended April 30, 2025

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW White Oak Emerging Markets Equity Fund(1)
Change in Unrealized Appreciation (Depreciation) on:
Investments	$(111,695,799	) (5)	$2,248,901	(5)	$(5,141	) (5)
Foreign Currency	106,851		53,920		106
Forward Currency Exchange Contracts	(7,744,092)		230,298		—
Futures Contracts	10,717,270		—		—
Options Written	(468,557)		—		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(87,733,502)		510,961		32,099

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,448,098		$2,718,293		$49,100

(1)	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025.
(2)	Net of foreign taxes withheld of $2,652 for the TCW White Oak Emerging Markets Equity Fund.
(3)	Net of foreign taxes withheld of $369,639 and $170,895 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(4)	Net of capital gain withholding taxes of $5,721 for the TCW Emerging Markets Local Currency Income Fund.
(5)	Net of capital gain withholding taxes of $17,366 and $17,114 for the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.

See accompanying Notes to Financial Statements.

24

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$142,181,600	$294,867,706	$2,207,332	$5,078,905
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	21,350,825	(22,051,773)	(2,022,158)	(2,458,116)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(109,084,327)	380,936,949	2,533,119	6,279,372

Increase in Net Assets Resulting from Operations	54,448,098	653,752,882	2,718,293	8,900,161

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(140,297,509)	(208,229,806)	(1,683,324)	(3,560,001)

Return of Capital	—	—	—	(547,509)

NET CAPITAL SHARE TRANSACTIONS
I Class	46,365,156	(210,725,709)	(3,895,797)	(65,285,583)
N Class	6,224,389	(6,120,511)	(886,325)	(2,340,058)
Plan Class	7,395,061	(262,840,637)	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	59,984,606	(479,686,857)	(4,782,122)	(67,625,641)

Decrease in Net Assets	(25,864,805)	(34,163,781)	(3,747,153)	(62,832,990)
NET ASSETS
Beginning of period	3,505,272,750	3,539,436,531	57,855,784	120,688,774

End of period	$3,479,407,945	$3,505,272,750	$54,108,631	$57,855,784

See accompanying Notes to Financial Statements.

25

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW White Oak Emerging Markets Equity Fund
For the period March 3, 2025 (Commencement of Operations) through April 30, 2025 (Unaudited) (1)
OPERATIONS
Net Investment Income	$17,001
Net Realized Gain on Investments and Foreign Currency Transactions	37,134
Change in Unrealized (Depreciation) on Investments and Foreign Currency Transactions	(5,035)

Increase in Net Assets Resulting from Operations	49,100

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—

NET CAPITAL SHARE TRANSACTIONS
I Class	7,701,499
N Class	2,500,000

Increase in Net Assets Resulting from Net Capital Shares Transactions	10,201,499

Increase in Net Assets	10,250,599
NET ASSETS
Beginning of period	—

End of period	$10,250,599

(1)	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025.

See accompanying Notes to Financial Statements.

26

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2025, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.
Non-Diversified Equity Fund

TCW White Oak Emerging Markets Equity Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity and equity-related transferable securities that provide exposure to companies that are domiciled in, or that derive a predominant proportion of their value from, emerging market countries.

The TCW Emerging Markets Local Currency Income Fund and TCW White Oak Emerging Markets Equity Fund currently offers two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers I Class, N Class and Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

27

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants

28

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally

29

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

30

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Income Fund	Corporate Bonds		Foreign Government Bonds		Total
Balance as of October 31, 2024	$—		$13,045,056		$13,045,056
Accrued Discounts (Premiums)	—		—		—
Realized Gain (Loss)	—		2,288,392		2,288,392
Change in Unrealized Appreciation (Depreciation)*	795,762		4,313,679		5,109,441
Purchases	—		—		—
Sales	—		(3,440,184)		(3,440,184)
Transfers in to Level 3	3,941,560	**	5,025,789	**	8,967,349
Transfers out of Level 3	—		—		—

Balance as of April 30, 2025	$4,737,322		$21,232,732		$25,970,054

*

The change in unrealized appreciation (depreciation) on securities still held at April 30, 2025 was $5,109,441 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**

Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of April 30, 2025, the Fund used significant observable inputs in determining the value of certain investments. As of April 30, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $8,967,349 transferred from Level 2 to Level 3 in the disclosure hierarchy.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2025 are as follows:

Description	Fair Value at 4/30/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Emerging Markets Income Fund
Government Issues	$21,232,732	Third-party Vendor	Vendor Prices	$14.571–$17.637	$16.666	Increase
Corporate Bonds	$4,737,322	Third-party Vendor	Vendor Prices	$11.6809–$12.698	$12.186	Increase

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The TCW White Oak Emerging Markets Equity Fund declares and pays, or reinvests, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in

31

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

32

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(7,055,966)	$—	$(7,055,966)

Total Value	$—	$—	$(7,055,966)	$—	$(7,055,966)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$971,659	$—	$971,659
Futures Contracts (1)	—	—	—	(13,945,175)	(13,945,175)
Investments (2)	—	—	(5,406,773)	—	(5,406,773)
Options Written	—	—	484,153	—	484,153

Net Realized Gain (Loss)	$—	$—	$(3,950,961)	$(13,945,175)	$(17,896,136)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$(7,744,092)	$—	$(7,744,092)
Futures Contracts	—	—	—	10,717,270	10,717,270
Investments (3)	—	—	4,700,949	—	4,700,949
Options Written	—	—	(468,557)	—	(468,557)

Net Change in Appreciation (Depreciation)	$—	$—	$(3,511,700)	$10,717,270	$7,205,570

Number of Contracts or Notional Amounts (4)
Forward Currency Exchange Contracts	$—	$—	$128,843,085	$—	$128,843,085
Options Purchased	$—	$—	$219,650,000	$—	$219,650,000
Options Written	$—	$—	$43,930,000	$—	$43,930,000
Futures Contracts	—	—	—	1,438	1,438

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$—	$—	$547,952	$—	$547,952

Total Value	$—	$—	$547,952	$—	$547,952

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(331,666)	$—	$(331,666)

Total Value	$—	$—	$(331,666)	$—	$(331,666)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(166,028)	$—	$(166,028)
Investments (2)	—	—	(56,139)	—	(56,139)

Net Realized Gain (Loss)	$—	$—	$(222,167)	$—	$(222,167)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$230,298	$—	$230,298
Investments (3)	—	—	37,093	—	37,093

Net Change in Appreciation (Depreciation)	$—	$—	$267,391	$—	$267,391

Number of Contracts or Notional Amounts (4)
Forward Currency Exchange Contracts	$—	$—	$35,516,772	$—	$35,516,772
Options Purchased	$—	$—	$1,500,000	$—	$1,500,000

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2025 is reported within the Statement of Assets and Liabilities.

(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the period.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2025.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum

34

TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the

35

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW Emerging Markets Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivatives Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Barclays Capital Foreign Currency Exchange Contracts	$1,640,271	$(1,640,271)	$—	$—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	519,569	(519,569)	—	—
Morgan Stanley & Co. Foreign Currency Exchange Contracts	4,896,126	(4,720,000)	—	176,126

Total	$7,055,966	$(6,879,840)	$—	$176,126

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Banco BNP Paribas Brasil S.A. Foreign Currency Exchange Contracts	$57	$—	$(57)	$—
Bank of America Foreign Currency Exchange Contracts	37,957	—	(37,957)	—
Barclays Capital Foreign Currency Exchange Contracts	53,897	—	(40,680)	13,217
BNP Paribas S.A. Foreign Currency Exchange Contracts	182,516	—	(129,007)	53,509
Goldman Sachs & Co. Foreign Currency Exchange Contracts	61,916	—	(61,916)	—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	169,007	—	(75,843)	93,164
Morgan Stanley & Co. Foreign Currency Exchange Contracts	42,602	(12,099)	(30,503)	—

Total	$547,952	$(12,099)	$(375,963)	$159,890

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

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TCW Funds, Inc.

April 30, 2025

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivatives Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivatives (Assets)Liabilities Available for Offset	Net Amount of Derivative Liabilities (3)
Bank of America Foreign Currency Exchange Contracts	$42,879	$—	$(37,957)	$4,922
Barclays Capital Foreign Currency Exchange Contracts	40,680	—	(40,680)	—
BNP Paribas S.A. Foreign Currency Exchange Contracts	129,007	—	(129,007)	—
ING Baring U.S. Capital Markets Foreign Currency Exchange Contracts	12,754	—	—	12,754
JPMorgan Chase Bank Foreign Currency Exchange Contracts	75,843	—	(75,843)	—
Morgan Stanley & Co. Foreign Currency Exchange Contracts	30,503	—	(30,503)	—

Total	$331,666	$—	$(313,990)	$17,676

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or

37

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2025.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at April 30, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the

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TCW Funds, Inc.

April 30, 2025

Note 3 — Portfolio Investments (Continued)

contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at April 30, 2025 are disclosed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2025, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other

40

TCW Funds, Inc.

April 30, 2025

Note 3 — Portfolio Investments (Continued)

adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at April 30, 2025.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Non-U.S. Sovereign Debt Risk: Each Fund may invest a significant portion of its assets in non-U.S. sovereign debt. These investments can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that

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TCW Funds, Inc.

April 30, 2025

Note 4 — Risk Considerations (Continued)

controls the repayment of a non-U.S. sovereign debt may not be able or willing to repay the principal and/ or interest when due in accordance with the terms of such debt. A Fund may have limited recourse to compel payment in the event of a default. Changes to the financial condition or credit rating of a non-U.S. government may cause the value of a non-U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non-U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non-U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$143,801,450	$(115,795,764)	$28,005,686	$3,467,664,841
TCW Emerging Markets Local Currency Income Fund	1,915,348	(1,850,051)	65,297	52,310,644
TCW White Oak Emerging Markets Equity Fund	421,437	(409,464)	11,973	10,121,614

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$45,346,663	$—	$45,346,663

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital gain	Total Distributions
TCW Emerging Markets Income Fund	$208,229,806	$—	$—	$208,229,806
TCW Emerging Markets Local Currency Income Fund	3,560,001	—	547,509	4,107,510

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At October 31, 2024, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$1,365,793,965	$1,015,820,759	$2,381,614,724
TCW Emerging Markets Local Currency Income Fund	31,833,833	24,435,390	56,269,223

The Funds did not have any unrecognized tax benefits at April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW White Oak Emerging Markets Equity Fund	0.90%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW White Oak Emerging Markets Equity Fund
I Class	0.98	% (1)
N Class	1.23	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At April 30, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Emerging Markets Income Fund	$1,030,033	$1,659,423	$958,226	$3,647,682
TCW Emerging Markets Local Currency Income Fund	225,798	145,939	64,870	436,607
TCW White Oak Emerging Markets Equity Fund	—	—	16,995	16,995

Total	$1,255,831	$1,805,362	$1,040,091	$4,101,284

44

TCW Funds, Inc.

April 30, 2025

Note 6 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$1,209,124,504	$1,245,664,967	$—	$—
TCW Emerging Markets Local Currency Income Fund	32,286,222	37,930,380	—	—
TCW White Oak Emerging Markets Equity Fund	11,386,178	1,318,039	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	51,022,306	$334,649,294	71,146,477	$456,030,183
Shares Issued upon Reinvestment of Dividends	11,438,853	74,653,258	14,174,321	90,600,146
Shares Redeemed	(55,573,896)	(362,937,396)	(119,378,818)	(757,356,038)

Net Increase (Decrease)	6,887,263	$46,365,156	(34,058,020)	$(210,725,709)

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,848,132	$24,192,135	12,036,924	$101,099,811
Shares Issued upon Reinvestment of Dividends	2,575,668	21,697,943	3,058,886	25,238,031
Shares Redeemed	(4,686,812)	(39,665,689)	(15,966,039)	(132,458,353)

Net Increase (Decrease)	736,988	$6,224,389	(870,229)	$(6,120,511)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	13,199,325	$86,405,742	41,281,965	$265,839,983
Shares Issued upon Reinvestment of Dividends	3,683,715	24,014,553	6,840,858	43,788,088
Shares Redeemed	(15,759,846)	(103,025,234)	(87,402,232)	(572,468,708)

Net Decrease	1,123,194	$7,395,061	(39,279,409)	$(262,840,637)

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,180,139	$8,369,163	1,776,001	$13,142,373
Shares Issued upon Reinvestment of Dividends	219,899	1,568,470	497,005	3,647,506
Shares Redeemed	(1,938,050)	(13,833,430)	(11,086,017)	(82,075,462)

Net Decrease	(538,012)	$(3,895,797)	(8,813,011)	$(65,285,583)

N Class	Shares	Amount	Shares	Amount
Shares Sold	74,945	$532,435	109,421	$816,034
Shares Issued upon Reinvestment of Dividends	54,433	387,369	101,794	746,323
Shares Redeemed	(254,189)	(1,806,129)	(534,279)	(3,902,415)

Net Decrease	(124,811)	$(886,325)	(323,064)	$(2,340,058)

TCW White Oak Emerging Markets Equity Fund	Six Months Ended April 30, 2025 (Unaudited) (1)
I Class	Shares	Amount
Shares Sold	758,717	$7,701,499
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	758,717	$7,701,499

N Class	Shares	Amount
Shares Sold	250,000	$2,500,000
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	250,000	$2,500,000

(1)	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025.

Note 10 — Affiliate Ownership

As of April 30, 2025, affiliates of the Funds and Advisor owned 7.47% and 100.00% of the net assets of the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2025.

Note 12 — Committed Line of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest

46

TCW Funds, Inc.

April 30, 2025

Note 12 — Committed Line of Credit (Continued)

rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. The Company early adopted and there have been no impacts to date.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 14 — New Accounting Pronouncements (Continued)

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ CODM, who act in accordance with Board of Trustee reviews and approvals. The CODM monitors and actively manages the operating results of each Fund. There have been no impacts to date.

Note 15 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

48

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$6.59		$5.84	$5.67	$7.87	$7.93	$8.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26		0.50	0.41	0.33	0.35	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		0.61	0.09	(2.22)	(0.02)	(0.46)

Total from Investment Operations	0.10		1.11	0.50	(1.89)	0.33	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.36)	(0.33)	(0.28)	(0.37)	(0.33)
Distributions from Return of Capital	—		—	—	(0.03)	(0.02)	—

Total Distributions	(0.26)		(0.36)	(0.33)	(0.31)	(0.39)	(0.33)

Net Asset Value per Share, End of period	$6.43		$6.59	$5.84	$5.67	$7.87	$7.93

Total Return	1.54	% (2)	19.27%	8.72%	(24.47%)	4.04%	(0.69%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,136,456	(3)	$2,143,263	$2,097,432	$2,500,689	$4,720,489	$5,877,348

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.88	% (3)	0.87%	0.85%	0.90%	0.85%	0.85%

After Expense Reimbursement	0.85	% (3)	0.85%	0.82%	0.85%	0.00%	0.00%

Ratio of Net Investment Income to Average Net Assets	8.10	% (3)	7.82%	6.80%	4.79%	4.23%	4.95%

Portfolio Turnover Rate	35.81	% (2)	106.48%	152.31%	119.10%	150.31%	135.46%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

49

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$8.51		$7.53	$7.32	$10.16	$10.23	$10.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.34		0.64	0.53	0.41	0.44	0.49
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)		0.79	0.10	(2.86)	(0.03)	(0.57)

Total from Investment Operations	0.12		1.43	0.63	(2.45)	0.41	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.33)		(0.45)	(0.42)	(0.36)	(0.46)	(0.41)
Distributions from Return of Capital	—		—	—	(0.03)	(0.02)	—

Total Distributions	(0.33)		(0.45)	(0.42)	(0.39)	(0.48)	(0.41)

Net Asset Value per Share, End of period	$8.30		$8.51	$7.53	$7.32	$10.16	$10.23

Total Return	1.44	% (2)	19.33%	8.48%	(24.57)%	3.97%	(0.69)%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$487,306		$492,916	$443,173	$390,155	$546,887	$261,520

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.14	% (3)	1.15%	1.15%	1.17%	1.13%	1.14%

After Expense Reimbursement	0.95	% (3)	0.95%	0.95%	0.95%	0.95%	0.98%

Ratio of Net Investment Income to Average Net Assets	8.00	% (3)	7.72%	6.70%	4.72%	4.20%	4.82%

Portfolio Turnover Rate	35.81	% (2)	106.48%	152.31%	119.10%	150.31%	135.46%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

50

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,				March 2, 2020 (Commencement of Operations) through October 31, 2020
			2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$6.58		$5.83	$5.67	$7.86	$7.93	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27		0.51	0.42	0.33	0.36	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		0.60	0.07	(2.20)	(0.04)	(0.48)

Total from Investment Operations	0.11		1.11	0.49	(1.87)	0.32	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.36)	(0.33)	(0.29)	(0.37)	(0.19)
Return of capital	—		—	—	(0.03)	(0.02)	—

Total distributions	(0.26)		(0.36)	(0.33)	(0.32)	(0.39)	(0.19)

Net Asset Value per Share, End of period	$6.43		$6.58	$5.83	$5.67	$7.86	$7.93

Total Return	1.41	% (2)	19.57%	8.63%	(24.41%)	4.12%	(2.59	%) (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$855,646		$869,094	$998,832	$1,035,971	$1,996,103	$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.84	% (4)	0.83%	0.82%	0.81%	0.80%	0.79	% (4)

After Expense Reimbursement	0.77	% (4)	0.77%	0.77%	0.77%	0.77%	0.77	% (4)

Ratio of Net Investment Income to Average Net Assets	8.17	% (4)	7.86%	6.87%	4.86%	4.43%	4.96	% (4)

Portfolio Turnover Rate	35.81	% (2)	106.48%	152.31%	119.10%	150.31%	135.46	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Annualized.

See accompanying Notes to Financial Statements.

51

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$7.20		$7.03	$6.50	$8.47	$8.57	$9.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.50	0.43	0.35	0.37	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.09	0.35	(2.06)	(0.25)	(0.89)

Total from Investment Operations	0.36		0.59	0.78	(1.71)	0.12	(0.47)

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.36)	(0.25)	(0.10)	(0.22)	(0.09)
Distributions from Return of Capital	—		(0.06)	—	(0.16)	—	(0.04)

Total Distributions	(0.22)		(0.42)	(0.25)	(0.26)	(0.22)	(0.13)

Net Asset Value per Share, End of period	$7.34		$7.20	$7.03	$6.50	$8.47	$8.57

Total Return	5.06	% (2)	8.40%	11.92%	(20.57%)	1.34%	(5.26%)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$42,822		$45,886	$106,740	$101,530	$200,019	$192,679

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.29	% (3)	1.19%	0.97%	1.02%	0.96%	0.97%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	7.88	% (3)	6.78%	5.90%	4.65%	4.14%	4.90%

Portfolio Turnover Rate	68.93	% (2)	115.86%	123.91%	122.49%	117.18%	135.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

52

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of period	$7.18		$7.01	$6.48	$8.44	$8.55	$9.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.49	0.42	0.34	0.36	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.09	0.35	(2.04)	(0.25)	(0.89)

Total from Investment Operations	0.35		0.58	0.77	(1.70)	0.11	(0.47)

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.35)	(0.24)	(0.10)	(0.22)	(0.09)
Distributions from Return of Capital	—		(0.06)	—	(0.16)	—	(0.04)

Total Distributions	(0.21)		(0.41)	(0.24)	(0.26)	(0.22)	(0.13)

Net Asset Value per Share, End of period	$7.32		$7.18	$7.01	$6.48	$8.44	$8.55

Total Return	5.04	% (2)	8.32%	11.89%	(20.66)%	1.30%	(5.28)%

Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$11,287		$11,970	$13,949	$39,709	$39,546	$25,329

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.73	% (3)	1.64%	1.31%	1.38%	1.32%	1.35%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	7.83	% (3)	6.64%	5.83%	4.64%	4.05%	4.84%
Portfolio Turnover Rate	68.93	% (2)	115.86%	123.91%	122.49%	117.18%	135.99%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

53

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — I Class

	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02
Net Realized and Unrealized Gain on Investments	0.14

Total from Investment Operations	0.16

Net Asset Value per Share, End of period	$10.16

Total Return	1.60	% (2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$7,711

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	5.23	% (3)

After Expense Reimbursement	0.98	% (3)

Ratio of Net Investment Income to Average Net Assets	1.32	% (3)

Portfolio Turnover Rate	13.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025.
(3)	Annualized.

See accompanying Notes to Financial Statements.

54

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — N Class

	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02
Net Realized and Unrealized Gain on Investments	0.14

Total from Investment Operations	0.16

Net Asset Value per Share, End of period	$10.16

Total Return	1.60	% (2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$2,540

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	6.94	% (3)

After Expense Reimbursement	1.23	% (3)

Ratio of Net Investment Income to Average Net Assets	1.17	% (3)

Portfolio Turnover Rate	13.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 3, 2025 (Commencement of Operations) through April 30, 2025.
(3)	Annualized.

See accompanying Notes to Financial Statements.

55

TCW Funds, Inc.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

TCW White Oak Emerging Markets Equity Fund

The Fund named above, which is a series of the Corporation, has retained TCW Investment Management Company LLC (the “Advisor”) to manage its assets pursuant to an Investment Advisory and Management Agreement (the “Advisory Agreement”), which has been approved by the Board of Directors of the Corporation (the “Board”), including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board also approved an Investment Sub-Advisory Agreement (the “Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”) with respect to the Fund between the Advisor and White Oak Capital Partners Pte. Ltd. now known as Ashoka WhiteOak Capital Pte. Ltd. (“White Oak” or the “Subadvisor” and, together with the Advisor, the “Advisors”). Following an initial two-year term with respect to the Fund, each Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board, and, in either event, by a majority of the Independent Directors of the Corporation casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on September 9, 2024 (the “Meeting”), the Board, including all of the Independent Directors, approved the Agreements for an initial two-year term with respect to the Fund.

At the Meeting, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreements and made assessments with respect to the Fund. The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors discussed the approval of the Agreements with representatives of the Advisors and among themselves in private sessions on various occasions at which no representatives of the Advisors were present.

In addition, the Board received extensive information at the Meeting in relation to its consideration of the renewal of the Advisory Agreement with respect to the existing series of the Corporation, as well as presentations at previous meetings from management about the Corporation and its other series. That other information considered by the Board addressed many of the factors discussed below, including, but not limited to, information about the services provided by the Advisor, its structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Advisory Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned distribution and marketing of the Fund, and other information considered relevant.

In addition to the information furnished by the Advisors, the Independent Directors were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreements and discussed these matters with their counsel.

The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

56

TCW Funds, Inc.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board and the Independent Directors considered the general nature, extent, and quality of services provided to the existing series of the Corporation and expected to be provided to the Fund by the Advisor. The Board and the Independent Directors evaluated the Advisor’s experience in serving as manager of mutual funds and ETFs and considered the benefits to shareholders of investing in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds.

In making their evaluation, the Board and the Independent Directors considered that the Advisor will act as adviser for the Fund, manage the daily business affairs of the Fund, obtain and evaluate economic, statistical and financial information to formulate and implement the Fund’s investment policies and provide oversight of White Oak with respect to the daily management of the Fund’s assets, subject to the Board’s oversight. It was also noted that the Advisor’s advisory fees will compensate the Advisor for services such as monitoring portfolio performance, selecting and overseeing the Subadvisor, and ensuring that the Subadvisor’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

The Board and the Independent Directors also considered the nature, extent and quality of services expected to be provided to the Fund by White Oak. The Board and the Independent Directors noted that White Oak would be responsible for providing investment management services on a day-to-day basis, including managing the investment of the Fund’s assets and placing orders for the purchase or sale of portfolio securities for the Fund. The Board and the Independent Directors reviewed White Oak’s history, structure and size, and investment experience. The Board and the Independent Directors considered the personnel of White Oak who would be involved in the investment management, administration, compliance and risk management activities with respect to the Fund. The Board and the Independent Directors were informed that in management’s judgment, White Oak has the size, viability and resources to attract and retain highly qualified investment professionals. The Board and the Independent Directors reviewed the qualifications and background of the staff of White Oak who would be responsible for providing investment management services to the Fund.

The Board and the Independent Directors also considered the breadth of the compliance programs of the Advisors, as well as the compliance operations of the Advisors that would be applicable to the Fund. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Advisors under the proposed Agreements.

Investment Performance

The Board and the Independent Directors noted that the Advisor does not manage similar portfolios but considered the overall track record of the Advisor. The Board and the Independent Directors also considered the performance of other accounts managed by the Subadvisor with similar strategies, on both an absolute basis and in comparison to appropriate peer funds and benchmark indices, for various periods as applicable. After review, the Board and the Independent Directors concluded that the Fund has the potential to achieve acceptable performance.

57

TCW Funds, Inc.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited) (Continued)

Advisory Fees, Expenses and Profitability

The Board and the Independent Directors considered information comparing the proposed fees and expenses of the Fund to the fees and expenses of appropriate peer funds identified by the Advisor. The Board and the Independent Directors also considered that the Advisor had agreed to reduce its investment advisory fees or pay the operating expenses of the Fund pursuant to an expense limitation agreement. The Board and the Independent Directors considered that the Fund’s management fee and the total expense ratio as a result of the expense limitation would be competitive with the peer funds.

The Board and the Independent Directors also considered the expected costs of services to be provided and expected profits to be realized by the Advisor, the Subadvisor and their affiliates from their relationship with the Fund, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. The Board and the Independent Directors noted that the subadvisory fees to be paid pursuant to the Subadvisory Agreement will be paid by the Advisor out of its advisory fees. The Board and the Independent Directors also relied on the ability of the Advisor to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. The Board and the Independent Directors determined that the profitability to White Oak in connection with its relationship with the Fund is therefore not a material factor in its consideration of the Subadvisory Agreement.

Based on these various considerations, the Board and the Independent Directors concluded that the proposed contractual advisory and subadvisory fees of the Fund under the proposed Agreements were fair and bore a reasonable relationship to the services to be rendered. The Board and the Independent Directors further concluded that the anticipated expenses were appropriate given the anticipated size and structure of the Fund.

Economies of Scale and Ancillary Benefits

The Board and the Independent Directors considered the potential of the Advisor to achieve economies of scale as the Fund grows in size. The Board and the Independent Directors noted that the Fund will benefit through additional investment in the Corporation’s business and the provision of improved or additional infrastructure and services to the Fund and its shareholders. The Board and the Independent Directors considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a means by which the Advisor is sharing economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board and the Independent Directors considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders.

The Board and the Independent Directors considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. The Board and the Independent Directors concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund were consistent with the services proposed to be provided by the Advisor to the new series.

The Board and the Independent Directors also considered ancillary benefits to be received by the Subadvisor as a result of its relationship with the Fund, which could include research benefits obtained by trading the Fund’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to the Subadvisor’s profitability, the Board and the

58

TCW Funds, Inc.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited) (Continued)

Independent Directors concluded that the potential for economies of scale and other indirect benefits to the Subadvisor in its management of the Fund are not a material factor in its consideration at this time.

As a result of these considerations, the Board and the Independent Directors were satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders. Based on all the information they reviewed, the Board and the Independent Directors concluded that the proposed fee structure was reasonable and reflected a sharing of any economies of scale.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that each Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value in return for the fees paid to the Advisor by the Fund and to the Subadvisor by the Advisor, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

59

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

60

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bank Global Fund Services

P.O Box 219252

Kansas City, MO 64121-9252

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Concentrated Large Cap Growth Fund

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW White Oak Emerging Markets Equity Fund

FUNDarEQ1024

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	July 3, 2025

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	July 3, 2025